Schedule of Investments
BOND INDEX FUND	December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 1.6%
Auto Floor Plan – 0.0%
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A
3.17%, 3/15/25	$50	$53
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	100	118
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A
2.84%, 3/15/24	200	206
Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A
3.06%, 4/15/26	150	163
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1
2.23%, 9/15/24	200	206
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A
2.44%, 9/15/26	400	427
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A
1.06%, 9/15/27	200	203
		1,376
Automobile – 0.2%
Ally Auto Receivables Trust, Series 2018-3, Class A4
3.12%, 7/17/23	100	103
Ally Auto Receivables Trust, Series 2019-4, Class A4
1.92%, 1/15/25	100	103
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D
3.42%, 4/18/23	100	103
AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B
3.58%, 10/18/24	100	104
AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C
3.74%, 10/18/24	100	105
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class A3
0.53%, 6/18/25	100	100
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C
1.06%, 8/18/26	100	100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Automobile – 0.2%continued
BMW Vehicle Owner Trust, Series 2020-A, Class A3
0.48%, 10/25/24	$100	$100
Capital One Prime Auto Receivables Trust, Series 2020-1, Class A3
1.60%, 11/15/24	100	102
Capital One Prime Auto Receivables Trust, Series 2020-1, Class A4
1.63%, 8/15/25	100	103
Carmax Auto Owner Trust, Series 2018-4, Class A4
3.48%, 2/15/24	500	527
CarMax Auto Owner Trust, Series 2019-2, Class A4
2.77%, 12/16/24	200	210
CarMax Auto Owner Trust, Series 2019-3, Class A3
2.18%, 8/15/24	100	103
CarMax Auto Owner Trust, Series 2019-3, Class A4
2.30%, 4/15/25	100	104
CarMax Auto Owner Trust, Series 2020-1, Class A3
1.89%, 12/16/24	150	154
CarMax Auto Owner Trust, Series 2020-2, Class A3
1.70%, 11/15/24	285	291
CarMax Auto Owner Trust, Series 2020-4, Class A3
0.50%, 8/15/25	100	100
Ford Credit Auto Owner Trust, Series 2017-C, Class B
2.35%, 4/15/23	100	101
Ford Credit Auto Owner Trust, Series 2017-C, Class C
2.50%, 5/15/24	100	101
Ford Credit Auto Owner Trust, Series 2019-B, Class A4
2.24%, 10/15/24	100	104
Ford Credit Auto Owner Trust, Series 2020-C, Class A3
0.41%, 7/15/25	200	201
Ford Credit Auto Owner Trust, Series 2020-C, Class A4
0.51%, 8/15/26	100	101

NORTHERN FUNDS QUARTERLY REPORT     1    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Automobile – 0.2%continued
Ford Credit Auto Owner Trust, Series 2020-C, Class B
0.79%, 8/15/26	$100	$100
GM Financial Automobile Leasing Trust, Series 2020-1, Class A3
1.67%, 12/20/22	100	101
GM Financial Automobile Leasing Trust, Series 2020-1, Class A4
1.70%, 12/20/23	100	102
GM Financial Automobile Leasing Trust, Series 2020-3, Class A3
0.45%, 8/21/23	100	100
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class A4
2.71%, 8/16/24	100	104
GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3
1.75%, 7/16/24	100	102
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3
0.45%, 4/16/25	200	201
GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class A3
0.38%, 8/18/25	100	100
Honda Auto Receivables Owner Trust, Series 2018-4, Class A4
3.30%, 7/15/25	100	104
Honda Auto Receivables Owner Trust, Series 2019-3, Class A4
1.85%, 8/15/25	100	103
Honda Auto Receivables Owner Trust, Series 2020-3, Class A3
0.37%, 10/18/24	150	150
Mercedes-Benz Auto Lease Trust, Series 2020-B, Class A3
0.40%, 11/15/23	150	150
Mercedes-Benz Auto Receivables Trust, Series 2019-1, Class A3
1.94%, 3/15/24	100	102
Nissan Auto Lease Trust, Series 2020-B, Class A3
0.43%, 10/16/23	150	150
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Automobile – 0.2%continued
Nissan Auto Receivables Owner Trust, Series 2019-C, Class A4
1.95%, 5/15/26	$100	$104
Nissan Auto Receivables Owner Trust, Series 2020-B, Class A3
0.55%, 7/15/24	250	251
Santander Drive Auto Receivables Trust, Series 2018-3, Class D
4.07%, 8/15/24	50	52
Santander Drive Auto Receivables Trust, Series 2019-1, Class D
3.65%, 4/15/25	50	52
Santander Drive Auto Receivables Trust, Series 2020-3, Class A3
0.52%, 7/15/24	100	100
Santander Drive Auto Receivables Trust, Series 2020-3, Class B
0.69%, 3/17/25	100	100
Santander Drive Auto Receivables Trust, Series 2020-3, Class C
1.12%, 1/15/26	100	101
Santander Drive Auto Receivables Trust, Series 2020-3, Class D
1.64%, 11/16/26	75	76
Santander Drive Auto Receivables Trust, Series 2020-4, Class B
0.73%, 3/17/25	100	100
Santander Drive Auto Receivables Trust, Series 2020-4, Class C
1.01%, 1/15/26	100	100
Toyota Auto Receivables Owner Trust, Series 2019-D, Class A4
1.99%, 2/18/25	100	104
Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3
1.66%, 5/15/24	100	102
Toyota Auto Receivables Owner Trust, Series 2020-C, Class A3
0.44%, 10/15/24	200	201
Toyota Auto Receivables Owner Trust, Series 2020-D, Class A3
0.35%, 1/15/25	100	100
USAA Auto Owner Trust, Series 2019-1, Class A4
2.14%, 11/15/24	50	51

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Automobile – 0.2%continued
World Omni Auto Receivables Trust, Series 2019-C, Class A3
1.96%, 12/16/24	$100	$102
World Omni Auto Receivables Trust, Series 2019-C, Class A4
2.03%, 12/15/25	100	103
World Omni Auto Receivables Trust, Series 2020-A, Class A3
1.70%, 1/17/23	100	102
World Omni Auto Receivables Trust, Series 2020-C, Class A3
0.48%, 11/17/25	200	201
		6,891
Commercial Mortgage-Backed Securities – 1.3%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4
3.17%, 7/15/49	300	331
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	284
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	287
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	100	115
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61(1)	200	235
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	356
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61(1)	100	119
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	239
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	362
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	200	225
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	339
BANK, Series 2019-BN20, Class A3
3.01%, 9/15/62	250	280
BANK, Series 2020-BN25, Class A5
2.65%, 1/15/63	200	218
BANK, Series 2020-BN26, Class A4
2.40%, 3/15/63	400	428
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Commercial Mortgage-Backed Securities – 1.3%continued
BANK, Series 2020-BN27, Class A5
2.14%, 4/15/63	$1,000	$1,050
BANK, Series 2020-BN28, Class A4
1.84%, 3/15/63	500	512
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	231
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5
2.92%, 8/15/52	100	111
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	180
BBCMS Mortgage Trust, Series 2020-C6, Class A4
2.64%, 2/15/53	200	218
Benchmark Mortgage Trust, Series 2018-B1, Class A2
3.57%, 1/15/51	250	260
Benchmark Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	174
Benchmark Mortgage Trust, Series 2018-B3, Class A2
3.85%, 4/10/51	500	529
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	117
Benchmark Mortgage Trust, Series 2018-B4, Class A2
3.98%, 7/15/51	99	106
Benchmark Mortgage Trust, Series 2018-B5, Class A2
4.08%, 7/15/51	100	107
Benchmark Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	200	238
Benchmark Mortgage Trust, Series 2018-B7, Class A2
4.38%, 5/15/53	300	325
Benchmark Mortgage Trust, Series 2018-B7, Class A4
4.51%, 5/15/53	783	954
Benchmark Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	120

NORTHERN FUNDS QUARTERLY REPORT     3    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Commercial Mortgage-Backed Securities – 1.3%continued
Benchmark Mortgage Trust, Series 2019-B12, Class A5
3.12%, 8/15/52	$125	$141
Benchmark Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	200	220
Benchmark Mortgage Trust, Series 2020-B17, Class A5
2.29%, 3/15/53	200	213
Benchmark Mortgage Trust, Series 2020-B18, Class A5
1.93%, 7/15/53	500	516
Benchmark Mortgage Trust, Series 2020-B19, Class A5
1.85%, 9/15/53	500	513
Benchmark Mortgage Trust, Series 2020-B20, Class A5
2.03%, 10/15/53	250	260
Benchmark Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	100	109
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	250	284
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	283
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	227
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	237
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	166
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3
3.87%, 1/10/48	300	337
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4
3.28%, 5/10/58	250	271
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	284
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Commercial Mortgage-Backed Securities – 1.3%continued
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4
3.02%, 9/10/45	$369	$377
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4
4.37%, 9/10/46	350	382
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS
4.65%, 9/10/46	100	109
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4
3.64%, 10/10/47	100	110
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	200	217
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5
3.72%, 9/15/48	200	225
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	250	277
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	167
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5
3.62%, 2/10/49	300	337
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.31%, 4/10/49	250	278
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4
3.33%, 4/15/49	250	277
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	285
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	116
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	237
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	240

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Commercial Mortgage-Backed Securities – 1.3%continued
Commercial Mortgage Trust, Series 2012-CR2, Class A4
3.15%, 8/15/45	$335	$346
Commercial Mortgage Trust, Series 2013-CR10, Class A4
4.21%, 8/10/46	100	109
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%, 10/10/46	300	325
Commercial Mortgage Trust, Series 2013-LC6, Class A4
2.94%, 1/10/46	121	125
Commercial Mortgage Trust, Series 2014-CR14, Class A3
3.96%, 2/10/47	420	457
Commercial Mortgage Trust, Series 2014-CR19, Class A5
3.80%, 8/10/47	300	331
Commercial Mortgage Trust, Series 2014-UBS5, Class A4
3.84%, 9/10/47	500	552
Commercial Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	250	276
Commercial Mortgage Trust, Series 2015-CR24, Class A5
3.70%, 8/10/48	500	561
Commercial Mortgage Trust, Series 2015-DC1, Class A5
3.35%, 2/10/48	200	219
Commercial Mortgage Trust, Series 2015-LC19, Class A4
3.18%, 2/10/48	500	546
Commercial Mortgage Trust, Series 2015-PC1, Class A5
3.90%, 7/10/50	200	224
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	237
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
3.51%, 4/15/50	225	246
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.72%, 8/15/48	500	556
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Commercial Mortgage-Backed Securities – 1.3%continued
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5
3.09%, 1/15/49	$100	$109
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	200	222
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	359
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	100	116
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3
2.56%, 3/15/53	200	215
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 6/10/50	250	282
DBJPM Mortgage Trust, Series 2020-C9, Class A5
1.93%, 9/15/53	100	103
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5
2.94%, 2/10/46	100	104
GS Mortgage Securities Trust, Series 2012-GCJ9, Class A3
2.77%, 11/10/45	171	176
GS Mortgage Securities Trust, Series 2013-GC12, Class A4
3.14%, 6/10/46	100	105
GS Mortgage Securities Trust, Series 2013-GC13, Class A5
4.05%, 7/10/46(2) (3)	200	214
GS Mortgage Securities Trust, Series 2013-GC14, Class A5
4.24%, 8/10/46	150	162
GS Mortgage Securities Trust, Series 2014-GC20, Class A5
4.00%, 4/10/47	100	109
GS Mortgage Securities Trust, Series 2014-GC24, Class A5
3.93%, 9/10/47	300	332
GS Mortgage Securities Trust, Series 2014-GC26, Class A5
3.63%, 11/10/47	250	275

NORTHERN FUNDS QUARTERLY REPORT     5    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Commercial Mortgage-Backed Securities – 1.3%continued
GS Mortgage Securities Trust, Series 2015-GC30, Class A4
3.38%, 5/10/50	$200	$221
GS Mortgage Securities Trust, Series 2016-GS2, Class A4
3.05%, 5/10/49	100	109
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	218
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	285
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	228
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	176
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	170
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	300	334
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS
3.37%, 12/15/47	50	52
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4
4.00%, 4/15/47	500	547
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5
3.81%, 7/15/47	500	546
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5
3.64%, 11/15/47	200	219
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5
3.67%, 11/15/47	150	165
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Commercial Mortgage-Backed Securities – 1.3%continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 7/15/48	$200	$226
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	100	110
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	150	167
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	200	218
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	108
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	300	342
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	226
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5
3.72%, 3/15/50	350	400
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	113
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-C8, Class A2
4.03%, 6/15/51	500	529
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	200	228

FIXED INCOME INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Commercial Mortgage-Backed Securities – 1.3%continued
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5
2.18%, 5/13/53	$1,000	$1,054
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4
4.15%, 8/15/46(2) (3)	200	215
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	200	210
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5
4.06%, 2/15/47	200	218
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5
3.53%, 10/15/48	100	111
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4
3.33%, 5/15/49	250	277
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	100	109
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5
4.18%, 7/15/51	150	179
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	120
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	239
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	250	283
Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4
2.04%, 7/15/53	500	519
Morgan Stanley Capital I Trust, Series 2020-L4, Class A3
2.70%, 2/15/53	200	218
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Commercial Mortgage-Backed Securities – 1.3%continued
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	$200	$230
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.46%, 6/15/50	250	279
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	279
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	198
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	113
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	172
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	235
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	150	176
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	239
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	120
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	174
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	117
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4
3.24%, 4/10/46	250	262
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3
2.92%, 10/15/45	132	136
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 2/15/48	100	109

NORTHERN FUNDS QUARTERLY REPORT     7    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Commercial Mortgage-Backed Securities – 1.3%continued
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4
3.66%, 9/15/58	$250	$280
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5
3.18%, 4/15/50	200	219
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5
3.77%, 7/15/58	300	335
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	300	338
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4
3.56%, 1/15/59	200	222
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	250	280
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	100	109
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	250	271
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	200	219
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	164
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	283
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	114
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	115
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	176
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A5
4.21%, 5/15/51	155	183
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Commercial Mortgage-Backed Securities – 1.3%continued
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	$100	$120
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	232
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	100	110
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	500	537
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class AS
3.56%, 3/15/48	50	52
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class ASB
2.84%, 3/15/48	179	183
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4
3.00%, 5/15/45	500	524
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5
3.34%, 6/15/46	150	159
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5
4.42%, 9/15/46	250	273
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5
3.63%, 11/15/47	250	276
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5
4.05%, 3/15/47	100	109
		43,149
Credit Card – 0.1%
American Express Credit Account Master Trust, Series 2017-7, Class A
2.35%, 5/15/25	100	104
American Express Credit Account Master Trust, Series 2018-2, Class A
3.01%, 10/15/25	150	159
American Express Credit Account Master Trust, Series 2019-1, Class A
2.87%, 10/15/24	250	258

FIXED INCOME INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Credit Card – 0.1%continued
BA Credit Card Trust, Series 2019-A1, Class A1
1.74%, 1/15/25	$200	$205
BA Credit Card Trust, Series 2020-A1, Class A1
0.34%, 5/15/26	150	150
Barclays Dryrock Issuance Trust, Series 2019-1, Class A
1.96%, 5/15/25	100	103
Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3
2.43%, 1/15/25	200	205
Capital One Multi-Asset Execution Trust, Series 2017-A6, Class A6
2.29%, 7/15/25	200	207
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2
1.72%, 8/15/24	200	205
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3
2.06%, 8/15/28	250	267
Chase Issuance Trust, Series 2012-A7, Class A7
2.16%, 9/15/24	200	207
Chase Issuance Trust, Series 2020-A1, Class A1
1.53%, 1/15/25	200	205
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	150	225
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3
3.29%, 5/23/25	100	107
Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6
3.21%, 12/7/24	150	159
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	200	241
Discover Card Execution Note Trust, Series 2018-A1, Class A1
3.03%, 8/15/25	200	212
Discover Card Execution Note Trust, Series 2019-A3, Class A
1.89%, 10/15/24	200	206
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Credit Card – 0.1%continued
Synchrony Card Funding LLC, Series 2019-A1, Class A
2.95%, 3/15/25	$200	$206
Synchrony Card Funding LLC, Series 2019-A2, Class A
2.34%, 6/15/25	200	206
Synchrony Credit Card Master Note Trust, Series 2017-2, Class A
2.62%, 10/15/25	100	104
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A
3.47%, 5/15/26	100	107
World Financial Network Credit Card Master Trust, Series 2019-A, Class A
3.14%, 12/15/25	125	129
World Financial Network Credit Card Master Trust, Series 2019-C, Class A
2.21%, 7/15/26	200	206
		4,383
Other – 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3
2.84%, 3/1/26	88	93
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3
4.24%, 8/15/23	48	50
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3
3.03%, 10/15/25	135	143
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3
4.38%, 11/1/23	49	50
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	118
		454
Total Asset-Backed Securities
(Cost $52,615)		56,253

CORPORATE BONDS – 23.5%
Advertising & Marketing – 0.0%
Interpublic Group of (The) Cos., Inc.,
4.20%, 4/15/24	150	167
4.75%, 3/30/30	300	372

NORTHERN FUNDS QUARTERLY REPORT     9    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Advertising & Marketing – 0.0%continued
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.60%, 4/15/26	$525	$599
		1,138
Aerospace & Defense – 0.6%
Boeing (The) Co.,
4.51%, 5/1/23	1,000	1,081
7.95%, 8/15/24	1,400	1,693
2.85%, 10/30/24	110	116
4.88%, 5/1/25	300	342
2.25%, 6/15/26	250	256
6.13%, 2/15/33	135	177
3.30%, 3/1/35	55	55
6.63%, 2/15/38	100	134
5.88%, 2/15/40	730	929
3.50%, 3/1/45	500	493
5.81%, 5/1/50	1,505	2,074
General Dynamics Corp.,
2.25%, 11/15/22	500	516
2.13%, 8/15/26	350	376
4.25%, 4/1/40	1,000	1,302
3.60%, 11/15/42	155	190
Hexcel Corp.,
4.70%, 8/15/25	150	168
L3Harris Technologies, Inc.,
4.40%, 6/15/28	449	538
Lockheed Martin Corp.,
3.55%, 1/15/26	600	682
3.60%, 3/1/35	135	163
4.07%, 12/15/42	868	1,128
3.80%, 3/1/45	230	288
4.09%, 9/15/52	20	27
Northrop Grumman Corp.,
3.25%, 1/15/28	1,000	1,131
5.05%, 11/15/40	250	342
4.75%, 6/1/43	250	333
4.03%, 10/15/47	60	75
Precision Castparts Corp.,
2.50%, 1/15/23	500	519
3.90%, 1/15/43	100	117
4.38%, 6/15/45	350	440
Raytheon Technologies Corp.,
3.50%, 3/15/27	500	571
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Aerospace & Defense – 0.6%continued
4.13%, 11/16/28	$750	$894
7.50%, 9/15/29	100	145
6.05%, 6/1/36	600	871
6.13%, 7/15/38	175	259
5.70%, 4/15/40	500	732
4.70%, 12/15/41	100	129
4.50%, 6/1/42	450	587
3.75%, 11/1/46	750	890
		20,763
Airlines – 0.1%
Southwest Airlines Co. Pass Through Trust, Series 2007-1,
6.15%, 8/1/22	140	146
United Airlines Pass Through Trust, Series 2019-1, Class AA,
4.15%, 8/25/31	1,731	1,806
		1,952
Apparel & Textile Products – 0.1%
NIKE, Inc.,
2.38%, 11/1/26	250	273
2.75%, 3/27/27	1,000	1,107
3.63%, 5/1/43	75	91
3.38%, 11/1/46	500	593
		2,064
Auto Parts Manufacturing – 0.0%
Aptiv Corp.,
4.15%, 3/15/24	300	330
BorgWarner, Inc.,
4.38%, 3/15/45	170	199
		529
Automobiles Manufacturing – 0.3%
American Honda Finance Corp.,
2.60%, 11/16/22	45	47
3.63%, 10/10/23	500	544
2.40%, 6/27/24	80	85
Daimler Finance North America LLC,
8.50%, 1/18/31	175	277
General Motors Co.,
6.13%, 10/1/25	1,000	1,213
5.00%, 4/1/35	500	602
6.25%, 10/2/43	1,050	1,417
6.75%, 4/1/46	145	209

FIXED INCOME INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Automobiles Manufacturing – 0.3%continued
5.40%, 4/1/48	$267	$336
General Motors Financial Co., Inc.,
3.45%, 4/10/22	50	51
3.70%, 5/9/23	1,050	1,113
4.00%, 10/6/26	750	844
5.65%, 1/17/29	150	186
Harley-Davidson, Inc.,
4.63%, 7/28/45	670	773
Toyota Motor Credit Corp.,
2.70%, 1/11/23	625	655
2.90%, 3/30/23	3,000	3,174
2.25%, 10/18/23	545	573
		12,099
Banks – 1.1%
Bank of America N.A.,
6.00%, 10/15/36	250	374
Discover Bank,
2.70%, 2/6/30	250	265
Fifth Third Bancorp,
3.65%, 1/25/24	570	622
8.25%, 3/1/38	275	466
HSBC Bank U.S.A. N.A.,
7.00%, 1/15/39	350	556
HSBC U.S.A., Inc.,
3.50%, 6/23/24	1,000	1,094
Huntington National Bank (The),
3.55%, 10/6/23	1,000	1,083
KeyBank N.A.,
1.25%, 3/10/23	1,500	1,529
3.30%, 6/1/25	250	278
M&T Bank Corp.,
3.55%, 7/26/23	100	108
MUFG Americas Holdings Corp.,
3.50%, 6/18/22	150	157
PNC Bank N.A.,
2.63%, 2/17/22	750	768
2.70%, 11/1/22	750	781
2.95%, 1/30/23	500	526
3.80%, 7/25/23	1,000	1,084
PNC Financial Services Group (The), Inc.,
3.30%, 3/8/22	150	155
2.85%, 11/9/22	100	105
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Banks – 1.1%continued
3.15%, 5/19/27	$1,000	$1,118
Synchrony Bank,
3.00%, 6/15/22	250	258
Truist Bank,
3.00%, 2/2/23	1,361	1,432
2.75%, 5/1/23	350	369
3.63%, 9/16/25	250	282
4.05%, 11/3/25	600	692
3.80%, 10/30/26	250	288
Truist Financial Corp.,
2.75%, 4/1/22	150	154
2.85%, 10/26/24	1,000	1,082
U.S. Bancorp,
2.63%, 1/24/22	115	118
3.00%, 3/15/22	75	77
2.95%, 7/15/22	1,700	1,767
3.60%, 9/11/24	350	387
2.38%, 7/22/26	455	493
3.90%, 4/26/28	545	648
U.S. Bank N.A.,
2.80%, 1/27/25	250	272
Wells Fargo & Co.,
2.63%, 7/22/22	2,000	2,070
3.07%, 1/24/23	480	494
3.45%, 2/13/23	125	132
4.13%, 8/15/23	200	218
3.30%, 9/9/24	1,095	1,199
3.00%, 2/19/25	655	712
3.00%, 4/22/26	800	881
3.00%, 10/23/26	600	665
4.30%, 7/22/27	110	129
(Variable, ICE LIBOR USD 3M + 1.31%), 3.58%, 5/22/28 (4)	585	663
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (4)	565	602
5.38%, 2/7/35	425	581
5.95%, 12/15/36	100	134
3.90%, 5/1/45	950	1,187
4.40%, 6/14/46	850	1,064
(Variable, ICE LIBOR USD 3M + 4.24%), 5.01%, 4/4/51 (4)	3,500	4,974
Wells Fargo Bank N.A.,
(Variable, ICE LIBOR USD 3M + 0.61%), 2.90%, 5/27/22 (4)	1,020	1,030

NORTHERN FUNDS QUARTERLY REPORT     11    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Banks – 1.1%continued
5.85%, 2/1/37	$250	$356
6.60%, 1/15/38	300	457
		36,936
Biotechnology – 0.3%
Amgen, Inc.,
2.70%, 5/1/22	1,000	1,029
3.20%, 11/2/27	250	281
5.15%, 11/15/41	126	176
4.40%, 5/1/45	250	321
4.56%, 6/15/48	460	609
4.66%, 6/15/51	540	737
2.77%, 9/1/53 (5)	1,876	1,885
Baxalta, Inc.,
4.00%, 6/23/25	225	254
Biogen, Inc.,
4.05%, 9/15/25	55	63
2.25%, 5/1/30	40	42
5.20%, 9/15/45	100	136
Gilead Sciences, Inc.,
3.25%, 9/1/22	145	151
3.50%, 2/1/25	250	276
3.65%, 3/1/26	2,000	2,269
4.60%, 9/1/35	1,000	1,292
4.80%, 4/1/44	245	323
4.50%, 2/1/45	150	191
4.75%, 3/1/46	210	278
		10,313
Cable & Satellite – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	625	726
3.75%, 2/15/28	1,790	2,007
5.05%, 3/30/29	305	371
2.80%, 4/1/31	715	756
4.80%, 3/1/50	1,500	1,792
Comcast Corp.,
3.38%, 2/15/25	145	160
2.35%, 1/15/27	570	613
3.30%, 2/1/27	1,335	1,506
4.15%, 10/15/28	1,450	1,746
3.40%, 4/1/30	1,000	1,156
4.25%, 1/15/33	1,550	1,945
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Cable & Satellite – 0.6%continued
7.05%, 3/15/33	$140	$215
5.65%, 6/15/35	1,005	1,443
4.75%, 3/1/44	385	528
4.60%, 8/15/45	380	513
4.00%, 8/15/47	40	50
4.00%, 11/1/49	90	114
2.45%, 8/15/52	110	107
4.05%, 11/1/52	694	888
4.95%, 10/15/58	930	1,412
TCI Communications, Inc.,
7.88%, 2/15/26	755	1,017
Time Warner Cable LLC,
6.55%, 5/1/37	68	93
7.30%, 7/1/38	705	1,045
6.75%, 6/15/39	130	185
5.50%, 9/1/41	75	96
Time Warner Entertainment Co. L.P.,
8.38%, 7/15/33	260	402
		20,886
Chemicals – 0.3%
Air Products and Chemicals, Inc.,
2.75%, 2/3/23	250	262
Dow Chemical (The) Co.,
4.55%, 11/30/25	55	64
7.38%, 11/1/29	100	143
4.25%, 10/1/34	670	809
9.40%, 5/15/39	300	538
5.25%, 11/15/41	400	529
DuPont de Nemours, Inc.,
4.73%, 11/15/28	580	714
5.32%, 11/15/38	208	282
5.42%, 11/15/48	2,000	2,906
Eastman Chemical Co.,
4.80%, 9/1/42	200	256
4.65%, 10/15/44	100	127
Ecolab, Inc.,
3.25%, 1/14/23	65	68
2.70%, 11/1/26	70	78
5.50%, 12/8/41	455	655
International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	67	90
Linde, Inc.,
2.45%, 2/15/22	422	430

FIXED INCOME INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Chemicals – 0.3%continued
2.20%, 8/15/22	$150	$154
2.70%, 2/21/23	250	261
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	77
LYB International Finance III LLC,
3.38%, 5/1/30	240	269
Mosaic (The) Co.,
3.25%, 11/15/22	36	38
5.45%, 11/15/33	250	311
4.88%, 11/15/41	100	115
PPG Industries, Inc.,
3.20%, 3/15/23	500	528
RPM International, Inc.,
3.75%, 3/15/27	100	111
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	205	232
2.95%, 8/15/29	795	875
4.55%, 8/1/45	30	39
Westlake Chemical Corp.,
3.60%, 7/15/22	65	67
3.60%, 8/15/26	950	1,066
		12,094
Commercial Finance – 0.2%
Air Lease Corp.,
3.50%, 1/15/22	214	220
2.75%, 1/15/23	125	129
3.00%, 9/15/23	245	258
4.25%, 9/15/24	485	531
3.25%, 3/1/25	145	155
4.63%, 10/1/28	255	293
3.25%, 10/1/29	500	529
GATX Corp.,
3.50%, 3/15/28	500	562
5.20%, 3/15/44	35	46
GE Capital Funding LLC,
4.40%, 5/15/30 (5)	3,000	3,537
International Lease Finance Corp.,
5.88%, 8/15/22	250	270
		6,530
Communications Equipment – 0.5%
Apple, Inc.,
2.10%, 9/12/22	665	686
2.40%, 5/3/23	5	5
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Communications Equipment – 0.5%continued
3.00%, 2/9/24	$1,320	$1,420
2.85%, 5/11/24	1,570	1,693
2.75%, 1/13/25	1,265	1,372
2.50%, 2/9/25	55	59
2.45%, 8/4/26	225	246
3.35%, 2/9/27	370	422
3.20%, 5/11/27	540	610
2.90%, 9/12/27	1,625	1,817
3.00%, 11/13/27	1,000	1,127
3.85%, 5/4/43	230	291
4.45%, 5/6/44	75	103
3.45%, 2/9/45	55	67
4.38%, 5/13/45	195	267
4.65%, 2/23/46	250	355
3.75%, 9/12/47	150	188
3.75%, 11/13/47	25	32
2.95%, 9/11/49	500	561
2.65%, 5/11/50	2,000	2,123
Cisco Systems, Inc.,
2.20%, 9/20/23	750	785
2.95%, 2/28/26	375	417
5.90%, 2/15/39	690	1,064
Corning, Inc.,
5.75%, 8/15/40	170	228
5.35%, 11/15/48	500	707
Juniper Networks, Inc.,
5.95%, 3/15/41	100	132
		16,777
Construction Materials Manufacturing – 0.1%
Carlisle Cos., Inc.,
2.75%, 3/1/30	500	535
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	560
Owens Corning,
3.40%, 8/15/26	400	442
3.88%, 6/1/30	500	577
		2,114
Consumer Finance – 0.6%
American Express Co.,
2.50%, 8/1/22	325	335
2.65%, 12/2/22	632	660
3.70%, 8/3/23	500	541
3.00%, 10/30/24	220	240

NORTHERN FUNDS QUARTERLY REPORT     13    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Consumer Finance – 0.6%continued
3.63%, 12/5/24	$1,125	$1,248
3.13%, 5/20/26	500	560
Capital One Financial Corp.,
3.20%, 1/30/23	400	421
3.75%, 4/24/24	1,000	1,095
3.30%, 10/30/24	1,050	1,154
3.75%, 7/28/26	505	573
3.75%, 3/9/27	250	285
Discover Financial Services,
4.50%, 1/30/26	500	578
Fiserv, Inc.,
3.85%, 6/1/25	45	51
3.50%, 7/1/29	1,500	1,713
4.40%, 7/1/49	500	670
Mastercard, Inc.,
3.35%, 3/26/30	3,000	3,488
3.80%, 11/21/46	500	631
PayPal Holdings, Inc.,
2.85%, 10/1/29	1,500	1,666
Synchrony Financial,
4.25%, 8/15/24	570	630
3.95%, 12/1/27	635	712
Visa, Inc.,
3.15%, 12/14/25	1,250	1,402
4.15%, 12/14/35	1,000	1,300
3.65%, 9/15/47	125	157
Western Union (The) Co.,
6.20%, 6/21/40	120	150
		20,260
Consumer Products – 0.2%
Church & Dwight Co., Inc.,
3.95%, 8/1/47	100	125
Clorox (The) Co.,
3.05%, 9/15/22	250	260
Colgate-Palmolive Co.,
2.25%, 11/15/22	1,150	1,192
2.10%, 5/1/23	400	417
Estee Lauder (The) Cos., Inc.,
2.35%, 8/15/22	50	52
6.00%, 5/15/37	100	147
4.38%, 6/15/45	150	199
4.15%, 3/15/47	70	92
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Consumer Products – 0.2%continued
Kimberly-Clark Corp.,
2.40%, 3/1/22	$50	$51
6.63%, 8/1/37	350	571
3.70%, 6/1/43	100	125
3.20%, 7/30/46	125	148
Procter & Gamble (The) Co.,
2.30%, 2/6/22	215	220
3.10%, 8/15/23	250	269
3.00%, 3/25/30	1,500	1,730
Unilever Capital Corp.,
2.00%, 7/28/26	1,000	1,066
5.90%, 11/15/32	125	184
		6,848
Consumer Services – 0.0%
Cintas Corp. No. 2,
2.90%, 4/1/22	85	87
Containers & Packaging – 0.1%
International Paper Co.,
5.00%, 9/15/35	445	587
7.30%, 11/15/39	45	72
6.00%, 11/15/41	480	703
5.15%, 5/15/46	250	346
Packaging Corp. of America,
4.50%, 11/1/23	100	110
3.65%, 9/15/24	250	274
Sonoco Products Co.,
5.75%, 11/1/40	150	204
WestRock MWV LLC,
7.95%, 2/15/31	100	143
WRKCo, Inc.,
4.90%, 3/15/29	350	432
		2,871
Department Stores – 0.0%
Kohl's Corp.,
3.25%, 2/1/23	100	103
4.75%, 12/15/23	69	74
Nordstrom, Inc.,
7.00%, 1/15/38	26	27
		204
Design, Manufacturing & Distribution – 0.0%
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	282

FIXED INCOME INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Diversified Banks – 1.8%
Bank of America Corp.,
5.70%, 1/24/22	$1,000	$1,057
3.30%, 1/11/23	2,000	2,120
4.10%, 7/24/23	100	109
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23 (4)	1,379	1,451
4.13%, 1/22/24	100	111
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 3/5/24 (4)	250	267
(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 7/23/24 (4)	1,000	1,084
4.20%, 8/26/24	280	313
4.00%, 1/22/25	1,595	1,792
3.95%, 4/21/25	1,375	1,550
(Variable, ICE LIBOR USD 3M + 0.81%), 3.37%, 1/23/26 (4)	1,000	1,101
(Variable, ICE LIBOR USD 3M + 0.64%), 2.02%, 2/13/26 (4)	760	797
4.45%, 3/3/26	500	583
3.50%, 4/19/26	160	181
4.25%, 10/22/26	100	117
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28 (4)	1,200	1,355
(Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 7/23/29 (4)	1,000	1,191
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 2/13/31 (4)	5,000	5,310
6.11%, 1/29/37	150	218
5.00%, 1/21/44	955	1,341
(Variable, ICE LIBOR USD 3M + 1.99%), 4.44%, 1/20/48 (4)	790	1,046
(Variable, ICE LIBOR USD 3M + 1.52%), 4.33%, 3/15/50 (4)	190	249
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 3/20/51 (4)	810	1,023
Citigroup, Inc.,
4.50%, 1/14/22	735	766
4.05%, 7/30/22	90	95
3.38%, 3/1/23	150	159
3.88%, 10/25/23	200	220
3.75%, 6/16/24	909	1,005
3.88%, 3/26/25	1,730	1,931
5.50%, 9/13/25	350	421
4.60%, 3/9/26	205	240
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Diversified Banks – 1.8%continued
(Variable, U.S. SOFR + 2.75%), 3.11%, 4/8/26 (4)	$2,000	$2,185
3.20%, 10/21/26	505	564
4.30%, 11/20/26	825	960
4.45%, 9/29/27	170	201
(Variable, ICE LIBOR USD 3M + 1.39%), 3.67%, 7/24/28 (4)	710	805
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28 (4)	750	848
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (4)	3,000	3,638
6.63%, 6/15/32	100	142
6.00%, 10/31/33	350	481
6.13%, 8/25/36	125	176
8.13%, 7/15/39	680	1,216
5.88%, 1/30/42	30	46
4.75%, 5/18/46	1,530	2,044
JPMorgan Chase & Co.,
3.25%, 9/23/22	210	221
3.88%, 9/10/24	2,250	2,520
3.90%, 7/15/25	1,315	1,494
7.75%, 7/15/25	54	70
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (4)	3,000	3,168
3.20%, 6/15/26	500	559
2.95%, 10/1/26	485	538
8.00%, 4/29/27	750	1,049
3.63%, 12/1/27	705	801
(Variable, ICE LIBOR USD 3M + 1.34%), 3.78%, 2/1/28 (4)	500	575
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 1/23/29 (4)	500	569
(Variable, U.S. SOFR + 2.52%), 2.96%, 5/13/31 (4)	545	598
6.40%, 5/15/38	359	556
5.60%, 7/15/41	405	613
(Variable, U.S. SOFR + 1.51%), 2.53%, 11/19/41 (4)	785	806
5.40%, 1/6/42	100	149
5.63%, 8/16/43	150	226
4.95%, 6/1/45	630	893
(Variable, ICE LIBOR USD 3M + 1.58%), 4.26%, 2/22/48 (4)	285	373

NORTHERN FUNDS QUARTERLY REPORT     15    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Diversified Banks – 1.8%continued
(Variable, ICE LIBOR USD 3M + 1.38%), 3.96%, 11/15/48 (4)	$740	$931
(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51 (4)	3,000	3,340
		62,558
Educational Services – 0.1%
California Institute of Technology,
4.70%, 11/1/11 (6)	110	153
Duke University,
2.68%, 10/1/44	200	209
Emory University,
2.97%, 9/1/50	500	534
Johns Hopkins University,
4.08%, 7/1/53	100	132
Massachusetts Institute of Technology,
5.60%, 7/1/11 (6)	190	333
4.68%, 7/1/14 (7)	15	23
3.89%, 7/1/16 (8)	300	380
Northwestern University,
4.64%, 12/1/44	50	66
President and Fellows of Harvard College,
2.52%, 10/15/50	1,000	1,066
University of Pennsylvania,
4.67%, 9/1/12 (9)	100	144
University of Southern California,
2.81%, 10/1/50	500	542
		3,582
Electrical Equipment Manufacturing – 0.1%
Carrier Global Corp.,
2.72%, 2/15/30	1,000	1,069
Otis Worldwide Corp.,
3.36%, 2/15/50	500	578
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	219
4.20%, 3/1/49	100	135
Roper Technologies, Inc.,
1.00%, 9/15/25	2,000	2,024
3.85%, 12/15/25	220	251
3.80%, 12/15/26	235	272
		4,548
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Entertainment Content – 0.5%
Discovery Communications LLC,
2.95%, 3/20/23	$58	$61
3.95%, 6/15/25	230	258
3.95%, 3/20/28	485	557
3.63%, 5/15/30	975	1,117
5.30%, 5/15/49	145	191
Fox Corp.,
5.58%, 1/25/49	2,000	2,924
NBCUniversal Media LLC,
5.95%, 4/1/41	275	420
4.45%, 1/15/43	650	851
ViacomCBS, Inc.,
3.88%, 4/1/24	245	268
3.70%, 8/15/24	565	620
4.75%, 5/15/25	260	302
4.95%, 1/15/31	1,000	1,255
4.38%, 3/15/43	490	579
5.85%, 9/1/43	300	417
5.25%, 4/1/44	30	39
Walt Disney (The) Co.,
2.55%, 2/15/22	295	302
2.45%, 3/4/22	555	569
3.70%, 9/15/24	915	1,016
6.40%, 12/15/35	31	48
4.13%, 12/1/41	105	132
3.70%, 12/1/42	395	473
4.95%, 10/15/45	500	699
2.75%, 9/1/49	1,000	1,058
3.60%, 1/13/51	2,000	2,421
		16,577
Exploration & Production – 0.3%
Burlington Resources LLC,
7.40%, 12/1/31	120	180
5.95%, 10/15/36	125	177
Cimarex Energy Co.,
4.38%, 3/15/29	200	227
CNOOC Finance 2015 U.S.A. LLC,
3.75%, 5/2/23	500	529
Concho Resources, Inc.,
4.88%, 10/1/47	1,000	1,352
ConocoPhillips,
5.90%, 5/15/38	280	404

FIXED INCOME INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Exploration & Production – 0.3%continued
ConocoPhillips Co.,
4.95%, 3/15/26	$120	$144
6.95%, 4/15/29	465	651
Devon Energy Corp.,
5.85%, 12/15/25	660	776
EOG Resources, Inc.,
2.63%, 3/15/23	670	699
3.15%, 4/1/25	145	160
Hess Corp.,
7.13%, 3/15/33	690	901
Marathon Oil Corp.,
2.80%, 11/1/22	89	91
6.80%, 3/15/32	175	216
5.20%, 6/1/45	1,000	1,139
Noble Energy, Inc.,
5.25%, 11/15/43	1,000	1,436
		9,082
Financial Services – 1.1%
Ameriprise Financial, Inc.,
4.00%, 10/15/23	250	275
3.70%, 10/15/24	500	558
2.88%, 9/15/26	435	481
Bank of New York Mellon (The) Corp.,
2.20%, 8/16/23	285	299
3.25%, 5/16/27	500	563
(Variable, ICE LIBOR USD 3M + 1.07%), 3.44%, 2/7/28 (4)	1,000	1,142
BlackRock, Inc.,
3.50%, 3/18/24	250	275
2.40%, 4/30/30	500	547
1.90%, 1/28/31	220	230
Charles Schwab (The) Corp.,
2.65%, 1/25/23	175	183
3.45%, 2/13/26	280	317
3.20%, 3/2/27	500	560
CME Group, Inc.,
3.75%, 6/15/28	300	355
5.30%, 9/15/43	45	67
Goldman Sachs Group (The), Inc.,
5.75%, 1/24/22	360	380
(Variable, ICE LIBOR USD 3M + 0.82%), 2.88%, 10/31/22 (4)	1,000	1,020
3.63%, 1/22/23	325	347
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Financial Services – 1.1%continued
3.50%, 1/23/25	$55	$61
3.75%, 5/22/25	2,690	3,020
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 9/29/25 (4)	500	548
3.75%, 2/25/26	2,575	2,925
3.50%, 11/16/26	500	561
5.95%, 1/15/27	80	101
3.85%, 1/26/27	125	143
(Variable, ICE LIBOR USD 3M + 1.51%), 3.69%, 6/5/28 (4)	1,000	1,152
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 4/23/29 (4)	70	81
6.75%, 10/1/37	615	941
(Variable, ICE LIBOR USD 3M + 1.43%), 4.41%, 4/23/39 (4)	1,020	1,304
6.25%, 2/1/41	300	470
4.80%, 7/8/44	350	484
Intercontinental Exchange, Inc.,
2.35%, 9/15/22	500	516
2.65%, 9/15/40	1,620	1,660
Jefferies Group LLC,
5.13%, 1/20/23	315	344
Legg Mason, Inc.,
5.63%, 1/15/44	269	386
Morgan Stanley,
2.75%, 5/19/22	2,500	2,582
4.10%, 5/22/23	580	629
3.88%, 4/29/24	680	753
3.70%, 10/23/24	310	345
4.00%, 7/23/25	2,000	2,289
3.13%, 7/27/26	980	1,095
6.25%, 8/9/26	100	128
3.63%, 1/20/27	190	218
3.95%, 4/23/27	1,190	1,376
(Variable, ICE LIBOR USD 3M + 1.34%), 3.59%, 7/22/28 (4)	1,000	1,142
6.38%, 7/24/42	300	490
4.30%, 1/27/45	1,095	1,463
Owl Rock Capital Corp.,
3.75%, 7/22/25	300	311
State Street Corp.,
(Variable, ICE LIBOR USD 3M + 0.64%), 2.65%, 5/15/23 (4)	1,000	1,031
3.10%, 5/15/23	225	239

NORTHERN FUNDS QUARTERLY REPORT     17    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Financial Services – 1.1%continued
3.70%, 11/20/23	$340	$373
3.30%, 12/16/24	330	366
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	80	82
3.63%, 4/1/25	250	278
		37,486
Food & Beverage – 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	2,910	3,784
Anheuser-Busch InBev Finance, Inc.,
4.00%, 1/17/43	150	172
4.63%, 2/1/44	250	310
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29	1,000	1,235
3.50%, 6/1/30	2,000	2,317
8.20%, 1/15/39	750	1,296
5.45%, 1/23/39	190	258
8.00%, 11/15/39	310	526
3.75%, 7/15/42	65	74
4.60%, 4/15/48	500	633
4.44%, 10/6/48	89	111
4.50%, 6/1/50	1,000	1,262
4.60%, 6/1/60	215	276
Brown-Forman Corp.,
3.75%, 1/15/43	50	59
4.50%, 7/15/45	200	270
Campbell Soup Co.,
2.50%, 8/2/22	205	212
3.65%, 3/15/23	86	92
Coca-Cola (The) Co.,
2.50%, 4/1/23	275	289
3.20%, 11/1/23	100	108
1.75%, 9/6/24	80	84
2.88%, 10/27/25	3,000	3,326
3.38%, 3/25/27	760	872
Conagra Brands, Inc.,
4.30%, 5/1/24	185	207
7.00%, 10/1/28	200	270
5.30%, 11/1/38	1,000	1,337
Constellation Brands, Inc.,
2.65%, 11/7/22	625	649
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Food & Beverage – 1.0%continued
4.40%, 11/15/25	$188	$218
3.60%, 2/15/28	250	286
4.65%, 11/15/28	480	585
5.25%, 11/15/48	167	235
General Mills, Inc.,
2.60%, 10/12/22	140	145
3.65%, 2/15/24	75	81
2.88%, 4/15/30	1,050	1,164
5.40%, 6/15/40	70	100
Hershey (The) Co.,
2.30%, 8/15/26	365	396
Ingredion, Inc.,
3.20%, 10/1/26	250	278
JM Smucker (The) Co.,
3.50%, 3/15/25	500	557
4.38%, 3/15/45	250	310
Kellogg Co.,
2.75%, 3/1/23	350	366
4.50%, 4/1/46	750	964
Keurig Dr. Pepper, Inc.,
2.55%, 9/15/26	185	202
4.42%, 12/15/46	450	573
McCormick & Co., Inc.,
2.70%, 8/15/22	160	166
Molson Coors Beverage Co.,
3.00%, 7/15/26	170	185
5.00%, 5/1/42	575	720
PepsiCo, Inc.,
2.75%, 3/5/22	385	396
2.75%, 4/30/25	500	544
2.38%, 10/6/26	195	213
2.63%, 3/19/27	160	176
3.00%, 10/15/27	110	124
2.63%, 7/29/29	90	99
3.60%, 8/13/42	50	61
4.25%, 10/22/44	355	463
4.60%, 7/17/45	75	105
3.45%, 10/6/46	45	54
3.38%, 7/29/49	1,000	1,213
3.63%, 3/19/50	2,000	2,538

FIXED INCOME INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Food & Beverage – 1.0%continued
Tyson Foods, Inc.,
4.50%, 6/15/22	$300	$315
5.15%, 8/15/44	455	628
		34,489
Forest & Paper Products Manufacturing – 0.0%
Georgia-Pacific LLC,
8.00%, 1/15/24	500	610
7.75%, 11/15/29	500	740
		1,350
Hardware – 0.2%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23 (5)	730	807
5.85%, 7/15/25 (5)	2,000	2,402
6.02%, 6/15/26 (5)	210	256
8.35%, 7/15/46 (5)	900	1,361
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	830	882
4.65%, 10/1/24	1,315	1,493
1.75%, 4/1/26	160	166
6.35%, 10/15/45	200	264
HP, Inc.,
4.05%, 9/15/22	25	26
6.00%, 9/15/41	275	359
NetApp, Inc.,
3.30%, 9/29/24	160	175
		8,191
Health Care Facilities & Services – 0.7%
Advocate Health & Hospitals Corp.,
3.01%, 6/15/50	265	285
AHS Hospital Corp.,
5.02%, 7/1/45	100	139
AmerisourceBergen Corp.,
3.25%, 3/1/25	135	148
4.25%, 3/1/45	60	73
4.30%, 12/15/47	1,000	1,233
Ascension Health,
2.53%, 11/15/29	750	822
Cardinal Health, Inc.,
3.20%, 6/15/22	150	155
3.75%, 9/15/25	250	282
4.60%, 3/15/43	35	41
4.50%, 11/15/44	710	831
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Health Care Facilities & Services – 0.7%continued
Cigna Corp.,
4.38%, 10/15/28	$3,300	$3,989
4.80%, 7/15/46	580	764
CommonSpirit Health,
3.82%, 10/1/49	1,000	1,131
CVS Health Corp.,
2.75%, 12/1/22	850	884
3.70%, 3/9/23	4	4
3.38%, 8/12/24	250	273
3.88%, 7/20/25	308	349
4.30%, 3/25/28	669	796
3.25%, 8/15/29	1,330	1,498
4.78%, 3/25/38	170	215
5.30%, 12/5/43	750	1,016
5.13%, 7/20/45	1,560	2,100
5.05%, 3/25/48	155	210
Dignity Health,
5.27%, 11/1/64	200	271
HCA, Inc.,
4.50%, 2/15/27	1,780	2,071
4.13%, 6/15/29	250	290
5.25%, 6/15/49	500	660
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	394
McKesson Corp.,
2.70%, 12/15/22	120	125
3.80%, 3/15/24	160	176
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	132
NYU Langone Hospitals,
4.37%, 7/1/47	500	611
Quest Diagnostics, Inc.,
3.45%, 6/1/26	115	130
5.75%, 1/30/40	28	37
Sutter Health,
4.09%, 8/15/48	500	605
		22,740
Home & Office Products Manufacturing – 0.0%
Leggett & Platt, Inc.,
3.50%, 11/15/27	818	883

NORTHERN FUNDS QUARTERLY REPORT     19    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Home Improvement – 0.0%
Whirlpool Corp.,
4.70%, 6/1/22	$100	$106
3.70%, 3/1/23	100	106
3.70%, 5/1/25	250	277
4.50%, 6/1/46	60	75
		564
Homebuilders – 0.0%
D.R. Horton, Inc.,
2.60%, 10/15/25	510	550
Industrial Other – 0.3%
3M Co.,
2.75%, 3/1/22	111	114
3.25%, 2/14/24	456	496
3.05%, 4/15/30	2,000	2,274
Dover Corp.,
2.95%, 11/4/29	10	11
General Electric Co.,
3.45%, 5/15/24	520	567
3.45%, 5/1/27	625	707
6.75%, 3/15/32	150	210
6.15%, 8/7/37	150	207
5.88%, 1/14/38	400	542
6.88%, 1/10/39	300	442
4.50%, 3/11/44	1,000	1,222
Honeywell International, Inc.,
3.35%, 12/1/23	260	283
2.50%, 11/1/26	780	861
3.81%, 11/21/47	125	160
Illinois Tool Works, Inc.,
3.50%, 3/1/24	250	272
3.90%, 9/1/42	700	882
WW Grainger, Inc.,
4.60%, 6/15/45	300	403
		9,653
Integrated Oils – 0.4%
BP Capital Markets America, Inc.,
3.22%, 11/28/23	680	729
3.80%, 9/21/25	605	686
3.12%, 5/4/26	535	592
3.02%, 1/16/27	790	872
3.54%, 4/6/27	300	342
4.23%, 11/6/28	210	251
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Integrated Oils – 0.4%continued
Chevron Corp.,
2.50%, 3/3/22	$545	$558
2.36%, 12/5/22	270	280
2.57%, 5/16/23	170	179
2.90%, 3/3/24	60	64
3.33%, 11/17/25	140	157
2.95%, 5/16/26	1,465	1,625
Exxon Mobil Corp.,
2.44%, 8/16/29	580	630
2.61%, 10/15/30	385	421
3.00%, 8/16/39	200	217
3.57%, 3/6/45	590	679
4.11%, 3/1/46	485	598
4.33%, 3/19/50	1,500	1,964
3.45%, 4/15/51	1,665	1,903
		12,747
Internet Media – 0.0%
Alphabet, Inc.,
2.05%, 8/15/50	2,000	1,909
Leisure Products Manufacturing – 0.0%
Hasbro, Inc.,
3.90%, 11/19/29	110	125
6.35%, 3/15/40	250	322
		447
Life Insurance – 0.3%
Aflac, Inc.,
3.60%, 4/1/30	1,000	1,177
6.45%, 8/15/40	15	22
Equitable Holdings, Inc.,
5.00%, 4/20/48	1,000	1,317
Globe Life, Inc.,
3.80%, 9/15/22	420	443
Lincoln National Corp.,
3.63%, 12/12/26	265	306
6.30%, 10/9/37	100	138
MetLife, Inc.,
3.05%, 12/15/22	280	295
3.00%, 3/1/25	830	912
6.38%, 6/15/34	485	738
6.40%, 12/15/36	150	194
4.13%, 8/13/42	460	576
4.72%, 12/15/44	370	508

FIXED INCOME INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Life Insurance – 0.3%continued
Primerica, Inc.,
4.75%, 7/15/22	$100	$106
Principal Financial Group, Inc.,
4.63%, 9/15/42	40	51
Protective Life Corp.,
8.45%, 10/15/39	425	669
Prudential Financial, Inc.,
3.50%, 5/15/24	85	93
5.70%, 12/14/36	200	290
3.00%, 3/10/40	1,500	1,643
(Variable, ICE LIBOR USD 3M + 3.04%), 5.20%, 3/15/44 (4)	275	292
3.91%, 12/7/47	344	414
3.94%, 12/7/49	335	407
Voya Financial, Inc.,
4.80%, 6/15/46	1,000	1,268
		11,859
Machinery Manufacturing – 0.3%
Caterpillar Financial Services Corp.,
3.75%, 11/24/23	1,000	1,097
2.15%, 11/8/24	210	224
Caterpillar, Inc.,
3.40%, 5/15/24	790	861
3.80%, 8/15/42	185	234
4.30%, 5/15/44	235	308
3.25%, 9/19/49	220	258
3.25%, 4/9/50	260	307
Deere & Co.,
2.60%, 6/8/22	125	129
5.38%, 10/16/29	250	332
8.10%, 5/15/30	100	153
3.75%, 4/15/50	1,500	1,944
Eaton Corp.,
3.10%, 9/15/27	250	280
John Deere Capital Corp.,
2.80%, 3/6/23	500	528
3.05%, 1/6/28	250	283
Parker-Hannifin Corp.,
3.30%, 11/21/24	500	548
3.25%, 6/14/29	500	567
4.20%, 11/21/34	200	247
4.45%, 11/21/44	500	640
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Machinery Manufacturing – 0.3%continued
Trane Technologies Global Holding Co. Ltd.,
5.75%, 6/15/43	$150	$215
		9,155
Managed Care – 0.4%
Aetna, Inc.,
2.75%, 11/15/22	400	415
6.63%, 6/15/36	40	59
6.75%, 12/15/37	150	228
4.50%, 5/15/42	100	123
3.88%, 8/15/47	143	171
Anthem, Inc.,
3.50%, 8/15/24	545	598
2.38%, 1/15/25	755	808
6.38%, 6/15/37	500	723
4.63%, 5/15/42	525	685
3.13%, 5/15/50	300	329
Humana, Inc.,
3.95%, 3/15/27	85	98
8.15%, 6/15/38	280	448
Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	573
UnitedHealth Group, Inc.,
3.35%, 7/15/22	1,255	1,315
3.50%, 2/15/24	40	44
3.75%, 7/15/25	655	746
3.45%, 1/15/27	1,500	1,717
2.88%, 8/15/29	160	182
5.80%, 3/15/36	250	374
6.63%, 11/15/37	640	1,027
6.88%, 2/15/38	170	279
4.75%, 7/15/45	500	703
3.13%, 5/15/60	1,000	1,161
		12,806
Mass Merchants – 0.3%
Costco Wholesale Corp.,
2.75%, 5/18/24	750	807
Dollar General Corp.,
3.25%, 4/15/23	900	952
Dollar Tree, Inc.,
3.70%, 5/15/23	165	177
Target Corp.,
2.90%, 1/15/22	515	529

NORTHERN FUNDS QUARTERLY REPORT     21    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Mass Merchants – 0.3%continued
2.25%, 4/15/25	$1,000	$1,070
Walmart, Inc.,
2.35%, 12/15/22	500	521
3.30%, 4/22/24	625	681
3.55%, 6/26/25	180	204
3.25%, 7/8/29	1,000	1,164
2.38%, 9/24/29	2,185	2,387
3.95%, 6/28/38	500	638
5.00%, 10/25/40	275	393
4.30%, 4/22/44	145	194
3.63%, 12/15/47	70	89
		9,806
Medical Equipment & Devices Manufacturing – 0.4%
Abbott Laboratories,
2.95%, 3/15/25	1,000	1,097
3.75%, 11/30/26	564	661
4.75%, 11/30/36	555	763
4.75%, 4/15/43	650	913
Agilent Technologies, Inc.,
3.20%, 10/1/22	225	234
3.88%, 7/15/23	250	269
Baxter International, Inc.,
3.50%, 8/15/46	350	399
Becton Dickinson and Co.,
3.30%, 3/1/23	130	136
4.69%, 12/15/44	239	309
4.67%, 6/6/47	1,000	1,313
Boston Scientific Corp.,
3.85%, 5/15/25	128	144
7.38%, 1/15/40	540	853
Medtronic, Inc.,
3.50%, 3/15/25	232	260
4.38%, 3/15/35	913	1,229
4.63%, 3/15/45	406	576
Stryker Corp.,
3.38%, 11/1/25	250	279
3.50%, 3/15/26	1,000	1,130
4.10%, 4/1/43	50	62
4.38%, 5/15/44	200	253
Thermo Fisher Scientific, Inc.,
4.15%, 2/1/24	100	110
3.20%, 8/15/27	160	180
4.50%, 3/25/30	1,000	1,250
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Medical Equipment & Devices Manufacturing – 0.4%continued
Zimmer Biomet Holdings, Inc.,
3.15%, 4/1/22	$500	$514
3.55%, 4/1/25	120	133
		13,067
Metals & Mining – 0.2%
Barrick North America Finance LLC,
5.70%, 5/30/41	500	723
Newmont Corp.,
5.88%, 4/1/35	100	145
4.88%, 3/15/42	150	204
Nucor Corp.,
4.00%, 8/1/23	250	270
2.98%, 12/15/55 (5)	1,275	1,327
Southern Copper Corp.,
3.88%, 4/23/25	100	111
7.50%, 7/27/35	300	458
6.75%, 4/16/40	90	135
5.88%, 4/23/45	1,500	2,169
Steel Dynamics, Inc.,
3.45%, 4/15/30	500	566
		6,108
Oil & Gas Services & Equipment – 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
4.08%, 12/15/47	210	237
Halliburton Co.,
3.80%, 11/15/25	123	138
4.85%, 11/15/35	275	321
6.70%, 9/15/38	780	1,038
7.45%, 9/15/39	160	230
4.75%, 8/1/43	15	17
		1,981
Pharmaceuticals – 1.3%
AbbVie, Inc.,
3.25%, 10/1/22	1,000	1,041
3.85%, 6/15/24	1,000	1,101
3.80%, 3/15/25	750	836
3.60%, 5/14/25	225	251
3.20%, 5/14/26	250	277
4.25%, 11/14/28	300	360
4.40%, 11/6/42	415	521
4.70%, 5/14/45	4,340	5,678

FIXED INCOME INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Pharmaceuticals – 1.3%continued
Bayer U.S. Finance II LLC,
5.50%, 8/15/25 (5)	$50	$59
4.40%, 7/15/44 (5)	250	283
Bristol-Myers Squibb Co.,
2.00%, 8/1/22	600	616
3.63%, 5/15/24	500	548
2.90%, 7/26/24	900	977
3.88%, 8/15/25	765	873
3.90%, 2/20/28	840	994
5.25%, 8/15/43	85	122
5.00%, 8/15/45	500	723
4.35%, 11/15/47	900	1,212
Eli Lilly and Co.,
2.25%, 5/15/50	2,000	1,966
GlaxoSmithKline Capital, Inc.,
3.38%, 5/15/23	1,000	1,071
3.88%, 5/15/28	1,000	1,191
5.38%, 4/15/34	150	214
6.38%, 5/15/38	530	837
4.20%, 3/18/43	20	26
Johnson & Johnson,
2.45%, 3/1/26	500	544
0.95%, 9/1/27	4,000	4,020
4.38%, 12/5/33	250	334
5.95%, 8/15/37	100	159
4.85%, 5/15/41	400	557
3.70%, 3/1/46	970	1,237
Merck & Co., Inc.,
2.35%, 2/10/22	1,000	1,023
2.75%, 2/10/25	805	874
3.40%, 3/7/29	1,000	1,163
3.60%, 9/15/42	25	31
3.70%, 2/10/45	60	75
2.45%, 6/24/50	1,000	1,035
Mylan, Inc.,
5.40%, 11/29/43	585	779
Novartis Capital Corp.,
2.40%, 5/17/22	170	175
3.40%, 5/6/24	290	318
2.20%, 8/14/30	1,500	1,610
4.40%, 5/6/44	250	344
Pfizer, Inc.,
2.95%, 3/15/24	250	270
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Pharmaceuticals – 1.3%continued
3.40%, 5/15/24	$150	$165
2.63%, 4/1/30	2,000	2,232
7.20%, 3/15/39	700	1,210
4.13%, 12/15/46	750	983
Pharmacia LLC,
6.60%, 12/1/28	125	174
Utah Acquisition Sub, Inc.,
3.95%, 6/15/26	285	326
Wyeth LLC,
5.95%, 4/1/37	725	1,087
Zoetis, Inc.,
3.25%, 2/1/23	500	526
3.95%, 9/12/47	450	560
4.45%, 8/20/48	40	54
		43,642
Pipeline – 0.9%
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	1,650	1,847
El Paso Natural Gas Co. LLC,
8.63%, 1/15/22	360	389
Enable Midstream Partners L.P.,
4.40%, 3/15/27	90	91
4.15%, 9/15/29	115	114
Enbridge Energy Partners L.P.,
7.50%, 4/15/38	50	71
Energy Transfer Operating L.P.,
4.05%, 3/15/25	25	27
4.20%, 4/15/27	560	617
5.50%, 6/1/27	266	313
5.25%, 4/15/29	255	298
6.63%, 10/15/36	900	1,093
7.50%, 7/1/38	310	412
Enterprise Products Operating LLC,
3.35%, 3/15/23	110	116
3.90%, 2/15/24	820	896
3.95%, 2/15/27	500	576
4.15%, 10/16/28	1,134	1,349
3.13%, 7/31/29	575	637
2.80%, 1/31/30	300	325
6.88%, 3/1/33	50	70
7.55%, 4/15/38	515	786
5.95%, 2/1/41	40	55
4.20%, 1/31/50	1,000	1,175

NORTHERN FUNDS QUARTERLY REPORT     23    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Pipeline – 0.9%continued
Kinder Morgan Energy Partners L.P.,
4.30%, 5/1/24	$170	$188
7.30%, 8/15/33	175	245
6.55%, 9/15/40	205	270
7.50%, 11/15/40	305	438
6.38%, 3/1/41	35	46
5.63%, 9/1/41	310	378
5.40%, 9/1/44	250	313
Magellan Midstream Partners L.P.,
5.00%, 3/1/26	500	596
5.15%, 10/15/43	20	26
MPLX L.P.,
4.13%, 3/1/27	1,355	1,563
4.70%, 4/15/48	1,000	1,186
ONEOK Partners L.P.,
3.38%, 10/1/22	30	31
4.90%, 3/15/25	40	46
6.65%, 10/1/36	80	101
6.20%, 9/15/43	20	24
ONEOK, Inc.,
4.55%, 7/15/28	35	40
7.15%, 1/15/51	1,000	1,381
Phillips 66 Partners L.P.,
3.61%, 2/15/25	76	82
3.55%, 10/1/26	470	515
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	1,330	1,490
6.65%, 1/15/37	80	98
5.15%, 6/1/42	130	140
Sabine Pass Liquefaction LLC,
5.63%, 3/1/25	340	397
5.00%, 3/15/27	445	525
4.50%, 5/15/30 (5)	610	723
Southern Union Co.,
8.25%, 11/15/29	25	34
Spectra Energy Partners L.P.,
3.38%, 10/15/26	360	404
5.95%, 9/25/43	300	388
Sunoco Logistics Partners Operations L.P.,
5.95%, 12/1/25	175	207
3.90%, 7/15/26	125	137
4.95%, 1/15/43	1,000	1,034
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Pipeline – 0.9%continued
5.30%, 4/1/44	$15	$16
5.35%, 5/15/45	80	88
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	505	630
7.00%, 10/15/28	545	710
8.38%, 6/15/32	215	309
7.63%, 4/1/37	5	7
Williams (The) Cos., Inc.,
3.60%, 3/15/22	800	826
4.55%, 6/24/24	2,000	2,239
6.30%, 4/15/40	995	1,323
5.80%, 11/15/43	200	261
		30,712
Power Generation – 0.1%
Exelon Generation Co. LLC,
4.25%, 6/15/22	250	261
6.25%, 10/1/39	2,000	2,412
5.75%, 10/1/41	430	488
System Energy Resources, Inc.,
4.10%, 4/1/23	160	171
		3,332
Property & Casualty Insurance – 0.5%
Alleghany Corp.,
4.95%, 6/27/22	55	59
Allstate (The) Corp.,
5.20%, 1/15/42	225	282
4.50%, 6/15/43	45	60
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (4)	225	305
American International Group, Inc.,
3.75%, 7/10/25	895	1,005
4.20%, 4/1/28	460	546
3.40%, 6/30/30	485	556
4.50%, 7/16/44	30	38
4.80%, 7/10/45	15	20
4.38%, 6/30/50	1,000	1,309
4.38%, 1/15/55	105	135
Assurant, Inc.,
4.90%, 3/27/28	215	247
Berkshire Hathaway Finance Corp.,
5.75%, 1/15/40	255	391
4.40%, 5/15/42	100	133
4.30%, 5/15/43	440	583

FIXED INCOME INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Property & Casualty Insurance – 0.5%continued
Berkshire Hathaway, Inc.,
2.75%, 3/15/23	$30	$31
3.13%, 3/15/26	1,445	1,614
Chubb (The) Corp.,
6.00%, 5/11/37	50	75
6.50%, 5/15/38	85	136
Chubb INA Holdings, Inc.,
3.15%, 3/15/25	295	326
3.35%, 5/3/26	1,000	1,127
6.70%, 5/15/36	50	78
4.15%, 3/13/43	100	130
Hanover Insurance Group (The), Inc.,
4.50%, 4/15/26	200	233
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	285	399
Loews Corp.,
2.63%, 5/15/23	250	262
4.13%, 5/15/43	75	89
Marsh & McLennan Cos., Inc.,
3.50%, 6/3/24	75	82
3.50%, 3/10/25	385	427
3.75%, 3/14/26	75	85
4.38%, 3/15/29	260	317
5.88%, 8/1/33	880	1,266
Progressive (The) Corp.,
2.45%, 1/15/27	250	271
4.20%, 3/15/48	500	669
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	111
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	574
5.35%, 11/1/40	10	15
4.60%, 8/1/43	75	105
4.00%, 5/30/47	1,015	1,317
Willis North America, Inc.,
2.95%, 9/15/29	2,000	2,188
		17,596
Railroad – 0.4%
Burlington Northern Santa Fe LLC,
3.75%, 4/1/24	355	389
3.40%, 9/1/24	80	88
3.00%, 4/1/25	325	356
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Railroad – 0.4%continued
3.65%, 9/1/25	$200	$226
6.20%, 8/15/36	455	691
5.75%, 5/1/40	1,145	1,698
4.38%, 9/1/42	975	1,290
5.15%, 9/1/43	280	404
CSX Corp.,
3.35%, 11/1/25	50	56
2.60%, 11/1/26	270	295
3.80%, 3/1/28	500	583
6.00%, 10/1/36	100	147
6.15%, 5/1/37	190	284
6.22%, 4/30/40	365	561
5.50%, 4/15/41	50	70
3.95%, 5/1/50	1,000	1,254
Norfolk Southern Corp.,
2.90%, 2/15/23	625	654
2.90%, 6/15/26	100	111
3.95%, 10/1/42	20	24
4.45%, 6/15/45	275	356
3.94%, 11/1/47	524	639
3.16%, 5/15/55	137	149
Union Pacific Corp.,
4.16%, 7/15/22	437	458
3.50%, 6/8/23	80	86
3.65%, 2/15/24	524	569
3.25%, 8/15/25	30	33
2.75%, 3/1/26	300	328
3.80%, 10/1/51	1,500	1,836
		13,635
Real Estate – 0.7%
Alexandria Real Estate Equities, Inc.,
3.95%, 1/15/28	2,000	2,323
American Campus Communities Operating Partnership L.P.,
3.75%, 4/15/23	250	264
4.13%, 7/1/24	100	109
American Tower Corp.,
3.50%, 1/31/23	210	223
4.00%, 6/1/25	115	130
3.38%, 10/15/26	125	140
3.13%, 1/15/27	185	204
3.80%, 8/15/29	1,500	1,744

NORTHERN FUNDS QUARTERLY REPORT     25    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Real Estate – 0.7%continued
AvalonBay Communities, Inc.,
2.95%, 9/15/22	$50	$52
4.35%, 4/15/48	500	646
Boston Properties L.P.,
3.85%, 2/1/23	60	64
3.13%, 9/1/23	135	143
3.80%, 2/1/24	910	989
2.90%, 3/15/30	90	97
Brandywine Operating Partnership L.P.,
4.55%, 10/1/29	235	264
Camden Property Trust,
2.95%, 12/15/22	150	156
Corporate Office Properties L.P.,
3.60%, 5/15/23	90	95
5.25%, 2/15/24	100	111
Crown Castle International Corp.,
3.15%, 7/15/23	200	213
4.30%, 2/15/29	1,000	1,188
5.20%, 2/15/49	500	681
CubeSmart L.P.,
3.13%, 9/1/26	250	275
Digital Realty Trust L.P.,
3.60%, 7/1/29	500	573
Duke Realty L.P.,
1.75%, 7/1/30	500	506
Equinix, Inc.,
2.15%, 7/15/30	2,000	2,034
ERP Operating L.P.,
3.50%, 3/1/28	1,000	1,136
4.50%, 6/1/45	55	73
Essex Portfolio L.P.,
3.25%, 5/1/23	50	53
3.88%, 5/1/24	200	220
4.00%, 3/1/29	300	350
Healthcare Realty Trust, Inc.,
2.40%, 3/15/30	255	266
Healthpeak Properties, Inc.,
4.25%, 11/15/23	3	3
3.88%, 8/15/24	230	254
3.40%, 2/1/25	200	221
3.25%, 7/15/26	630	711
Highwoods Realty L.P.,
3.63%, 1/15/23	100	104
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Real Estate – 0.7%continued
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	$215	$231
Kilroy Realty L.P.,
4.38%, 10/1/25	200	224
Kimco Realty Corp.,
4.25%, 4/1/45	759	859
Mid-America Apartments L.P.,
3.75%, 6/15/24	100	109
National Retail Properties, Inc.,
3.30%, 4/15/23	100	106
Office Properties Income Trust,
4.50%, 2/1/25	150	159
Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	100	107
Realty Income Corp.,
3.25%, 10/15/22	265	276
4.65%, 8/1/23	185	203
3.00%, 1/15/27	240	266
Simon Property Group L.P.,
2.75%, 2/1/23	30	31
3.38%, 10/1/24	90	98
3.30%, 1/15/26	70	77
3.38%, 6/15/27	585	650
2.45%, 9/13/29	1,865	1,959
6.75%, 2/1/40	690	1,022
Ventas Realty L.P.,
3.75%, 5/1/24	60	65
3.50%, 2/1/25	150	165
5.70%, 9/30/43	100	129
Welltower, Inc.,
4.00%, 6/1/25	315	357
4.13%, 3/15/29	600	700
5.13%, 3/15/43	150	183
Weyerhaeuser Co.,
6.88%, 12/15/33	740	1,061
		25,652
Refining & Marketing – 0.1%
Marathon Petroleum Corp.,
3.63%, 9/15/24	305	333
5.13%, 12/15/26	210	250
6.50%, 3/1/41	466	626
Phillips 66,
4.65%, 11/15/34	395	478

FIXED INCOME INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Refining & Marketing – 0.1%continued
5.88%, 5/1/42	$140	$195
4.88%, 11/15/44	165	208
Valero Energy Corp.,
7.50%, 4/15/32	765	1,069
		3,159
Restaurants – 0.2%
McDonald's Corp.,
2.63%, 1/15/22	1,000	1,024
3.63%, 5/1/43	209	241
4.88%, 12/9/45	542	736
4.45%, 3/1/47	350	455
4.20%, 4/1/50	400	514
Starbucks Corp.,
3.85%, 10/1/23	200	217
4.30%, 6/15/45	200	249
3.50%, 11/15/50	2,000	2,300
		5,736
Retail - Consumer Discretionary – 0.5%
Amazon.com, Inc.,
2.50%, 11/29/22	150	156
2.40%, 2/22/23	500	522
2.80%, 8/22/24	1,000	1,082
5.20%, 12/3/25	500	607
4.80%, 12/5/34	1,050	1,441
4.95%, 12/5/44	255	374
4.25%, 8/22/57	500	712
AutoZone, Inc.,
3.70%, 4/15/22	55	57
3.13%, 7/15/23	135	143
3.75%, 6/1/27	250	287
eBay, Inc.,
2.60%, 7/15/22	500	515
2.75%, 1/30/23	110	115
3.60%, 6/5/27	500	567
4.00%, 7/15/42	235	267
Home Depot (The), Inc.,
2.63%, 6/1/22	25	26
2.13%, 9/15/26	275	296
2.50%, 4/15/27	495	543
3.30%, 4/15/40	2,000	2,357
5.40%, 9/15/40	680	994
5.95%, 4/1/41	405	626
4.88%, 2/15/44	405	576
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Retail - Consumer Discretionary – 0.5%continued
3.13%, 12/15/49	$155	$179
Lowe's Cos., Inc.,
3.12%, 4/15/22	500	515
3.13%, 9/15/24	550	597
4.50%, 4/15/30	1,000	1,245
4.25%, 9/15/44	21	25
3.00%, 10/15/50	1,000	1,070
O'Reilly Automotive, Inc.,
3.60%, 9/1/27	1,000	1,139
TJX (The) Cos., Inc.,
2.50%, 5/15/23	205	214
2.25%, 9/15/26	105	113
		17,360
Retail - Consumer Staples – 0.1%
Archer-Daniels-Midland Co.,
2.50%, 8/11/26	305	333
4.50%, 3/15/49	250	357
Bunge Ltd. Finance Corp.,
3.25%, 8/15/26	615	684
Sysco Corp.,
2.60%, 6/12/22	95	98
3.75%, 10/1/25	1,000	1,123
3.30%, 7/15/26	120	133
5.38%, 9/21/35	250	332
		3,060
Semiconductors – 0.5%
Altera Corp.,
4.10%, 11/15/23	1,340	1,485
Applied Materials, Inc.,
3.90%, 10/1/25	500	571
1.75%, 6/1/30	500	519
5.85%, 6/15/41	100	158
Broadcom, Inc.,
4.75%, 4/15/29	1,285	1,533
4.15%, 11/15/30	2,270	2,628
Intel Corp.,
2.70%, 12/15/22	80	84
3.70%, 7/29/25	815	922
4.00%, 12/15/32	50	62
4.80%, 10/1/41	80	109
3.73%, 12/8/47	578	691
4.75%, 3/25/50	1,000	1,396
3.10%, 2/15/60	220	242

NORTHERN FUNDS QUARTERLY REPORT     27    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Semiconductors – 0.5%continued
4.95%, 3/25/60	$255	$379
KLA Corp.,
4.65%, 11/1/24	300	341
Lam Research Corp.,
1.90%, 6/15/30	1,000	1,039
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	50	53
NVIDIA Corp.,
3.50%, 4/1/50	1,000	1,213
QUALCOMM, Inc.,
3.25%, 5/20/27	720	817
4.80%, 5/20/45	795	1,131
Texas Instruments, Inc.,
2.90%, 11/3/27	1,000	1,118
		16,491
Software & Services – 0.8%
Adobe, Inc.,
1.90%, 2/1/25	250	264
2.15%, 2/1/27	265	284
Autodesk, Inc.,
3.50%, 6/15/27	500	564
CA, Inc.,
4.50%, 8/15/23	250	268
Citrix Systems, Inc.,
4.50%, 12/1/27	200	235
DXC Technology Co.,
4.45%, 9/18/22	200	210
Equifax, Inc.,
3.30%, 12/15/22	365	382
International Business Machines Corp.,
2.88%, 11/9/22	235	247
3.63%, 2/12/24	170	187
3.00%, 5/15/24	2,000	2,167
7.00%, 10/30/25	385	500
3.45%, 2/19/26	435	494
6.50%, 1/15/28	100	134
1.95%, 5/15/30	715	737
4.00%, 6/20/42	320	397
4.25%, 5/15/49	500	657
Microsoft Corp.,
3.63%, 12/15/23	335	366
2.88%, 2/6/24	645	693
2.40%, 8/8/26	2,670	2,913
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Software & Services – 0.8%continued
3.30%, 2/6/27	$1,505	$1,717
4.20%, 11/3/35	40	52
3.50%, 11/15/42	150	185
3.70%, 8/8/46	630	799
2.53%, 6/1/50	870	917
3.95%, 8/8/56	1,178	1,618
2.68%, 6/1/60	723	783
Moody's Corp.,
4.88%, 2/15/24	250	281
Oracle Corp.,
2.50%, 10/15/22	210	218
2.63%, 2/15/23	65	68
2.40%, 9/15/23	30	32
3.40%, 7/8/24	320	350
2.95%, 11/15/24	60	65
2.95%, 5/15/25	885	972
2.65%, 7/15/26	3,100	3,407
3.25%, 11/15/27	1,965	2,242
3.80%, 11/15/37	5	6
5.38%, 7/15/40	590	847
4.13%, 5/15/45	365	451
4.00%, 7/15/46	330	405
3.60%, 4/1/50	1,000	1,165
4.38%, 5/15/55	25	33
3.85%, 4/1/60	1,000	1,230
		29,542
Supermarkets & Pharmacies – 0.1%
Kroger (The) Co.,
3.40%, 4/15/22	400	413
2.65%, 10/15/26	1,135	1,240
7.50%, 4/1/31	200	294
6.90%, 4/15/38	100	151
5.40%, 7/15/40	400	543
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	375	415
4.50%, 11/18/34	50	57
4.65%, 6/1/46	635	708
		3,821
Tobacco – 0.3%
Altria Group, Inc.,
2.85%, 8/9/22	100	104
2.95%, 5/2/23	50	53
3.80%, 2/14/24	222	242

FIXED INCOME INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Tobacco – 0.3%continued
4.40%, 2/14/26	$200	$232
2.63%, 9/16/26	95	103
4.80%, 2/14/29	450	539
4.25%, 8/9/42	415	464
4.50%, 5/2/43	410	470
5.38%, 1/31/44	370	473
5.95%, 2/14/49	220	308
6.20%, 2/14/59	280	393
BAT Capital Corp.,
3.22%, 9/6/26	2,410	2,654
3.56%, 8/15/27	330	368
4.91%, 4/2/30	160	193
4.54%, 8/15/47	435	483
Philip Morris International, Inc.,
2.50%, 11/2/22	250	259
2.63%, 3/6/23	100	105
3.38%, 8/11/25	250	278
3.88%, 8/21/42	150	177
4.13%, 3/4/43	405	496
4.88%, 11/15/43	100	134
4.25%, 11/10/44	350	441
Reynolds American, Inc.,
4.45%, 6/12/25	1,065	1,213
7.25%, 6/15/37	250	347
6.15%, 9/15/43	65	84
5.85%, 8/15/45	795	1,017
		11,630
Transportation & Logistics – 0.2%
Cummins, Inc.,
1.50%, 9/1/30	500	503
4.88%, 10/1/43	90	126
FedEx Corp.,
3.40%, 2/15/28	780	890
3.90%, 2/1/35	100	119
4.10%, 4/15/43	50	59
4.10%, 2/1/45	50	59
4.95%, 10/17/48	1,000	1,365
JB Hunt Transport Services, Inc.,
3.85%, 3/15/24	95	103
Ryder System, Inc.,
3.35%, 9/1/25	500	556
United Parcel Service, Inc.,
2.35%, 5/16/22	165	169
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Transportation & Logistics – 0.2%continued
2.50%, 4/1/23	$2,000	$2,092
5.20%, 4/1/40	30	43
3.63%, 10/1/42	105	127
3.40%, 11/15/46	290	349
4.25%, 3/15/49	130	178
5.30%, 4/1/50	500	753
		7,491
Travel & Lodging – 0.0%
Marriott International, Inc.,
3.13%, 2/15/23	150	155
3.13%, 6/15/26	130	139
		294
Utilities – 2.1%
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	249
3.65%, 4/1/50	500	606
Alabama Power Co.,
5.50%, 3/15/41	150	211
5.20%, 6/1/41	50	68
4.10%, 1/15/42	730	874
3.85%, 12/1/42	60	74
Ameren Illinois Co.,
2.70%, 9/1/22	500	517
3.25%, 3/1/25	500	549
American Water Capital Corp.,
3.40%, 3/1/25	35	39
2.95%, 9/1/27	1,000	1,106
6.59%, 10/15/37	105	164
4.30%, 12/1/42	75	98
4.30%, 9/1/45	520	681
Appalachian Power Co.,
7.00%, 4/1/38	75	115
Arizona Public Service Co.,
3.15%, 5/15/25	500	549
4.50%, 4/1/42	230	296
4.70%, 1/15/44	100	129
4.20%, 8/15/48	250	322
Atmos Energy Corp.,
4.15%, 1/15/43	250	313
4.13%, 10/15/44	75	94
Baltimore Gas and Electric Co.,
2.40%, 8/15/26	130	141
3.75%, 8/15/47	475	582

NORTHERN FUNDS QUARTERLY REPORT     29    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Utilities – 2.1%continued
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43	$500	$688
CenterPoint Energy Houston Electric LLC,
2.25%, 8/1/22	105	108
2.40%, 9/1/26	50	54
3.00%, 2/1/27	150	165
3.55%, 8/1/42	40	47
4.25%, 2/1/49	500	663
CenterPoint Energy Resources Corp.,
6.63%, 11/1/37	50	72
5.85%, 1/15/41	50	70
CMS Energy Corp.,
3.00%, 5/15/26	40	44
3.45%, 8/15/27	500	565
4.88%, 3/1/44	500	659
Commonwealth Edison Co.,
6.45%, 1/15/38	200	307
3.80%, 10/1/42	90	108
4.60%, 8/15/43	100	132
Connecticut Light and Power (The) Co.,
2.50%, 1/15/23	420	436
4.00%, 4/1/48	250	324
Consolidated Edison Co. of New York, Inc.,
3.30%, 12/1/24	185	202
5.30%, 3/1/35	150	197
5.85%, 3/15/36	100	139
6.20%, 6/15/36	200	288
6.75%, 4/1/38	100	153
5.50%, 12/1/39	85	117
5.70%, 6/15/40	450	627
4.20%, 3/15/42	2,763	3,356
3.95%, 3/1/43	120	142
4.45%, 3/15/44	100	125
3.85%, 6/15/46	100	117
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	394
5.10%, 6/1/65	50	79
Dominion Energy, Inc.,
4.25%, 6/1/28	1,000	1,199
5.25%, 8/1/33	250	328
5.95%, 6/15/35	750	1,051
7.00%, 6/15/38	20	31
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Utilities – 2.1%continued
4.90%, 8/1/41	$35	$46
4.05%, 9/15/42	100	120
DTE Electric Co.,
2.65%, 6/15/22	160	164
6.63%, 6/1/36	200	301
5.70%, 10/1/37	50	70
3.95%, 6/15/42	100	119
4.05%, 5/15/48	500	657
DTE Energy Co.,
6.38%, 4/15/33	50	72
Duke Energy Carolinas LLC,
6.45%, 10/15/32	106	154
6.10%, 6/1/37	150	222
4.25%, 12/15/41	210	267
3.75%, 6/1/45	350	423
Duke Energy Corp.,
3.75%, 4/15/24	100	110
2.65%, 9/1/26	2,000	2,179
3.75%, 9/1/46	120	139
Duke Energy Florida LLC,
6.35%, 9/15/37	340	519
3.40%, 10/1/46	290	331
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	709
6.35%, 8/15/38	25	38
6.45%, 4/1/39	225	350
4.90%, 7/15/43	1,000	1,363
Duke Energy Progress LLC,
4.10%, 3/15/43	200	248
Entergy Arkansas LLC,
3.05%, 6/1/23	250	264
Entergy Louisiana LLC,
5.40%, 11/1/24	150	177
3.05%, 6/1/31	950	1,075
Entergy Texas, Inc.,
4.50%, 3/30/39	250	316
Evergy Kansas Central, Inc.,
4.13%, 3/1/42	275	338
4.63%, 9/1/43	150	192
Evergy Metro, Inc.,
5.30%, 10/1/41	50	68
Evergy, Inc.,
5.29%, 6/15/22	220	232

FIXED INCOME INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Utilities – 2.1%continued
Eversource Energy,
2.80%, 5/1/23	$105	$110
3.15%, 1/15/25	100	109
3.30%, 1/15/28	165	185
Exelon Corp.,
5.63%, 6/15/35	75	101
5.10%, 6/15/45	100	135
Florida Power & Light Co.,
5.65%, 2/1/37	335	477
5.95%, 2/1/38	150	225
5.96%, 4/1/39	250	379
5.69%, 3/1/40	30	44
4.13%, 2/1/42	250	317
4.05%, 6/1/42	100	127
3.99%, 3/1/49	1,000	1,301
Georgia Power Co.,
2.85%, 5/15/22	100	103
2.65%, 9/15/29	910	998
4.30%, 3/15/42	60	76
4.30%, 3/15/43	100	127
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	285
Interstate Power and Light Co.,
4.70%, 10/15/43	50	64
ITC Holdings Corp.,
3.35%, 11/15/27	200	225
MidAmerican Energy Co.,
3.50%, 10/15/24	100	110
4.80%, 9/15/43	100	137
4.40%, 10/15/44	150	195
3.15%, 4/15/50	2,000	2,299
National Fuel Gas Co.,
3.75%, 3/1/23	250	262
National Grid U.S.A.,
5.80%, 4/1/35	425	568
National Rural Utilities Cooperative Finance Corp.,
3.05%, 2/15/22	35	36
2.85%, 1/27/25	1,000	1,087
8.00%, 3/1/32	50	79
4.30%, 3/15/49	125	165
Nevada Power Co.,
6.65%, 4/1/36	100	153
5.45%, 5/15/41	35	47
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Utilities – 2.1%continued
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	$2,000	$2,097
(Variable, ICE LIBOR USD 3M + 2.13%), 2.34%, 6/15/67 (3)	25	22
NiSource, Inc.,
5.95%, 6/15/41	77	110
5.25%, 2/15/43	100	137
4.80%, 2/15/44	580	760
Northern States Power Co.,
5.35%, 11/1/39	1,065	1,532
4.13%, 5/15/44	200	259
NSTAR Electric Co.,
2.38%, 10/15/22	100	103
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	186
Oklahoma Gas and Electric Co.,
4.55%, 3/15/44	65	81
4.15%, 4/1/47	200	247
Oncor Electric Delivery Co. LLC,
4.10%, 6/1/22	250	261
7.50%, 9/1/38	145	241
Pacific Gas and Electric Co.,
4.55%, 7/1/30	3,000	3,417
4.50%, 7/1/40	1,000	1,118
PacifiCorp,
2.95%, 2/1/22	100	102
5.25%, 6/15/35	50	69
6.10%, 8/1/36	200	288
5.75%, 4/1/37	540	769
6.25%, 10/15/37	275	411
6.00%, 1/15/39	60	89
4.13%, 1/15/49	50	64
Potomac Electric Power Co.,
3.60%, 3/15/24	150	163
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	52
3.50%, 12/1/22	1,035	1,085
5.00%, 3/15/44	100	129
PPL Electric Utilities Corp.,
6.25%, 5/15/39	275	414
5.20%, 7/15/41	35	47
4.13%, 6/15/44	100	125
Progress Energy, Inc.,
7.75%, 3/1/31	50	74

NORTHERN FUNDS QUARTERLY REPORT     31    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Utilities – 2.1%continued
Public Service Co. of Colorado,
2.25%, 9/15/22	$100	$102
2.50%, 3/15/23	150	155
Public Service Co. of Oklahoma,
6.63%, 11/15/37	125	184
Public Service Electric and Gas Co.,
3.00%, 5/15/25	500	547
5.38%, 11/1/39	250	347
3.95%, 5/1/42	50	62
3.65%, 9/1/42	30	35
Puget Energy, Inc.,
3.65%, 5/15/25	500	551
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	34
6.27%, 3/15/37	75	108
5.64%, 4/15/41	340	480
San Diego Gas & Electric Co.,
3.60%, 9/1/23	200	215
6.13%, 9/15/37	50	69
4.50%, 8/15/40	150	191
4.30%, 4/1/42	150	179
Sempra Energy,
2.88%, 10/1/22	60	62
2.90%, 2/1/23	500	525
3.55%, 6/15/24	250	272
3.25%, 6/15/27	150	168
6.00%, 10/15/39	250	359
Sierra Pacific Power Co.,
3.38%, 8/15/23	160	171
Southern (The) Co.,
4.40%, 7/1/46	2,000	2,516
Southern California Edison Co.,
2.40%, 2/1/22	180	183
6.65%, 4/1/29	300	378
6.00%, 1/15/34	100	139
5.35%, 7/15/35	586	794
5.55%, 1/15/37	275	351
5.95%, 2/1/38	710	965
6.05%, 3/15/39	50	68
5.50%, 3/15/40	150	200
3.90%, 3/15/43	150	169
4.13%, 3/1/48	90	107
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Utilities – 2.1%continued
Southern California Gas Co.,
5.75%, 11/15/35	$150	$204
3.75%, 9/15/42	250	298
4.30%, 1/15/49	125	164
Southern Co. Gas Capital Corp.,
5.88%, 3/15/41	600	874
4.40%, 5/30/47	250	314
Southern Power Co.,
5.25%, 7/15/43	60	74
Southwest Gas Corp.,
3.80%, 9/29/46	250	289
Southwestern Electric Power Co.,
3.55%, 2/15/22	150	154
2.75%, 10/1/26	130	141
4.10%, 9/15/28	250	294
3.90%, 4/1/45	170	199
Southwestern Public Service Co.,
6.00%, 10/1/36	100	136
Tampa Electric Co.,
2.60%, 9/15/22	220	227
4.10%, 6/15/42	50	60
Union Electric Co.,
3.90%, 9/15/42	50	61
4.00%, 4/1/48	250	315
Virginia Electric and Power Co.,
2.95%, 1/15/22	95	97
6.00%, 1/15/36	37	54
6.00%, 5/15/37	15	22
8.88%, 11/15/38	300	556
4.65%, 8/15/43	150	203
4.45%, 2/15/44	75	98
3.80%, 9/15/47	125	154
WEC Energy Group, Inc.,
3.55%, 6/15/25	235	262
Wisconsin Power and Light Co.,
2.25%, 11/15/22	300	309
4.10%, 10/15/44	100	122
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	135
3.30%, 9/1/49	150	173
Xcel Energy, Inc.,
6.50%, 7/1/36	100	150
		73,830

FIXED INCOME INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Waste & Environment Services & Equipment – 0.1%
Republic Services, Inc.,
3.38%, 11/15/27	$556	$631
3.95%, 5/15/28	290	340
Waste Management, Inc.,
3.13%, 3/1/25	1,130	1,237
3.90%, 3/1/35	125	153
4.10%, 3/1/45	500	627
		2,988
Wireless Telecommunications Services – 1.0%
AT&T, Inc.,
3.60%, 7/15/25	215	242
7.13%, 3/15/26	435	557
1.65%, 2/1/28	810	826
4.35%, 3/1/29	1,525	1,819
4.30%, 2/15/30	3,235	3,864
2.75%, 6/1/31	45	48
2.25%, 2/1/32	485	492
2.55%, 12/1/33 (5)	538	552
6.35%, 3/15/40	455	650
5.35%, 9/1/40	108	142
6.38%, 3/1/41	385	565
6.25%, 3/29/41	175	247
5.55%, 8/15/41	90	120
5.38%, 10/15/41	500	644
5.15%, 3/15/42	55	70
5.35%, 12/15/43	1,135	1,439
4.85%, 7/15/45	45	55
4.75%, 5/15/46	120	148
5.15%, 11/15/46	1,292	1,685
3.65%, 6/1/51	1,000	1,047
3.80%, 12/1/57 (5)	2,536	2,650
3.85%, 6/1/60	230	241
T-Mobile U.S.A., Inc.,
3.75%, 4/15/27 (5)	3,000	3,416
3.88%, 4/15/30 (5)	1,000	1,158
4.50%, 4/15/50 (5)	2,000	2,467
Verizon Communications, Inc.,
2.63%, 8/15/26	1,635	1,792
4.33%, 9/21/28	1,650	1,987
4.02%, 12/3/29	1,305	1,552
1.68%, 10/30/30 (5)	432	430
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.5% continued
Wireless Telecommunications Services – 1.0%continued
4.52%, 9/15/48	$2,000	$2,608
2.99%, 10/30/56 (5)	1,757	1,769
		35,282
Total Corporate Bonds
(Cost $728,524)		812,138

FOREIGN ISSUER BONDS – 7.4%
Advertising & Marketing – 0.0%
WPP Finance 2010,
3.75%, 9/19/24	150	166
Auto Parts Manufacturing – 0.0%
Aptiv PLC,
4.25%, 1/15/26	1,000	1,146
Banks – 0.5%
BPCE S.A.,
4.00%, 4/15/24	250	277
Cooperatieve Rabobank U.A.,
3.88%, 2/8/22	1,750	1,820
3.95%, 11/9/22	250	265
4.63%, 12/1/23	1,000	1,115
3.38%, 5/21/25	500	561
5.75%, 12/1/43	250	373
Credit Suisse A.G.,
3.63%, 9/9/24	750	832
ING Groep N.V.,
3.15%, 3/29/22	500	517
Lloyds Banking Group PLC,
(Variable, ICE LIBOR USD 3M + 1.25%), 2.86%, 3/17/23 (4)	680	699
(Variable, ICE LIBOR USD 3M + 0.81%), 2.91%, 11/7/23 (4)	105	110
4.58%, 12/10/25	2,095	2,396
4.34%, 1/9/48	500	613
National Australia Bank Ltd.,
3.00%, 1/20/23	1,000	1,054
3.38%, 1/14/26	1,000	1,125
Santander UK PLC,
4.00%, 3/13/24	250	277
Sumitomo Mitsui Banking Corp.,
3.00%, 1/18/23	210	221
3.65%, 7/23/25	500	563
Svenska Handelsbanken AB,
3.90%, 11/20/23	250	275

NORTHERN FUNDS QUARTERLY REPORT     33    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Banks – 0.5%continued
Toronto-Dominion Bank (The),
3.25%, 3/11/24	$500	$543
Westpac Banking Corp.,
2.85%, 5/13/26	1,000	1,110
2.70%, 8/19/26	1,000	1,104
3.35%, 3/8/27	500	566
		16,416
Cable & Satellite – 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	798
Casinos & Gaming – 0.0%
Sands China Ltd.,
5.40%, 8/8/28	1,000	1,170
Chemicals – 0.1%
LYB International Finance B.V.,
4.00%, 7/15/23	185	201
5.25%, 7/15/43	565	729
LyondellBasell Industries N.V.,
4.63%, 2/26/55	35	42
Nutrien Ltd.,
3.15%, 10/1/22	200	208
3.00%, 4/1/25	180	194
7.13%, 5/23/36	100	144
5.88%, 12/1/36	50	67
5.63%, 12/1/40	250	344
6.13%, 1/15/41	100	144
		2,073
Commercial Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50%, 1/15/25	389	413
Design, Manufacturing & Distribution – 0.0%
Flex Ltd.,
5.00%, 2/15/23	572	619
Diversified Banks – 1.1%
Banco Santander S.A.,
3.31%, 6/27/29	1,600	1,801
Bank of Montreal,
2.90%, 3/26/22	500	516
2.35%, 9/11/22	1,000	1,035
2.55%, 11/6/22	160	166
3.30%, 2/5/24	140	152
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Diversified Banks – 1.1%continued
Bank of Nova Scotia (The),
2.70%, 8/3/26	$1,000	$1,103
Barclays PLC,
3.68%, 1/10/23	250	258
(Variable, ICE LIBOR USD 3M + 1.40%), 4.61%, 2/15/23 (4)	2,000	2,088
(Variable, ICE LIBOR USD 3M + 1.36%), 4.34%, 5/16/24 (4)	800	866
(Variable, ICE LIBOR USD 3M + 1.61%), 3.93%, 5/7/25 (4)	705	771
4.38%, 1/12/26	355	409
5.20%, 5/12/26	345	401
5.25%, 8/17/45	730	1,009
BNP Paribas S.A.,
3.25%, 3/3/23	250	266
HSBC Holdings PLC,
(Variable, ICE LIBOR USD 3M + 1.21%), 3.80%, 3/11/25 (4)	2,000	2,184
(Variable, ICE LIBOR USD 3M + 1.14%), 2.63%, 11/7/25 (4)	2,000	2,130
4.30%, 3/8/26	2,000	2,304
6.50%, 9/15/37	300	439
6.80%, 6/1/38	1,150	1,742
Mitsubishi UFJ Financial Group, Inc.,
2.19%, 2/25/25	2,500	2,641
3.29%, 7/25/27	750	846
3.74%, 3/7/29	1,500	1,758
Mizuho Financial Group, Inc.,
2.60%, 9/11/22	200	208
(Variable, ICE LIBOR USD 3M + 1.00%), 3.92%, 9/11/24 (4)	3,000	3,262
(Variable, ICE LIBOR USD 3M + 1.07%), 2.59%, 5/25/31 (4)	1,000	1,067
Natwest Group PLC,
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 6/25/24 (4)	500	546
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 3/22/25 (4)	250	277
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (4)	2,000	2,403
Royal Bank of Canada,
3.70%, 10/5/23	500	545
4.65%, 1/27/26	600	708
Sumitomo Mitsui Financial Group, Inc.,
2.70%, 7/16/24	2,000	2,135

FIXED INCOME INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Diversified Banks – 1.1%continued
2.63%, 7/14/26	$1,000	$1,087
3.54%, 1/17/28	1,250	1,423
		38,546
Electrical Equipment Manufacturing – 0.0%
Johnson Controls International PLC,
4.63%, 7/2/44	105	139
5.13%, 9/14/45	35	48
4.95%, 7/2/64	110	151
Tyco Electronics Group S.A.,
3.50%, 2/3/22	125	128
7.13%, 10/1/37	50	76
		542
Exploration & Production – 0.1%
Burlington Resources LLC,
7.20%, 8/15/31	320	482
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	1,695	1,902
7.20%, 1/15/32	15	20
6.45%, 6/30/33	135	178
6.75%, 2/1/39	200	277
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	250	260
CNOOC Petroleum North America ULC,
7.88%, 3/15/32	75	110
5.88%, 3/10/35	210	274
6.40%, 5/15/37	390	531
		4,034
Financial Services – 0.2%
Brookfield Finance, Inc.,
4.35%, 4/15/30	2,000	2,395
Credit Suisse Group A.G.,
4.55%, 4/17/26	1,740	2,047
4.88%, 5/15/45	500	700
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	205	228
4.42%, 11/15/35	1,000	1,194
Invesco Finance PLC,
4.00%, 1/30/24	100	110
3.75%, 1/15/26	1,000	1,128
		7,802
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Food & Beverage – 0.0%
Coca-Cola Femsa S.A.B. de C.V.,
5.25%, 11/26/43	$150	$211
Diageo Capital PLC,
3.88%, 4/29/43	175	216
		427
Government Agencies – 0.1%
FMS Wertmanagement,
2.75%, 3/6/23	1,500	1,582
Government Development Banks – 0.7%
Export Development Canada,
2.75%, 3/15/23	1,000	1,056
Export-Import Bank of Korea,
2.63%, 5/26/26	1,000	1,095
Japan Bank for International Cooperation,
2.38%, 11/16/22	1,000	1,038
2.50%, 5/23/24	2,000	2,139
2.75%, 11/16/27	2,000	2,242
3.50%, 10/31/28	750	892
Korea Development Bank (The),
3.00%, 9/14/22	215	225
3.38%, 3/12/23	300	319
Kreditanstalt fuer Wiederaufbau,
2.63%, 1/25/22	900	923
2.13%, 6/15/22	1,000	1,028
2.00%, 10/4/22	250	258
2.13%, 1/17/23	1,000	1,039
2.63%, 2/28/24	1,000	1,075
1.38%, 8/5/24	3,000	3,117
0.38%, 7/18/25	1,500	1,496
2.88%, 4/3/28	1,215	1,399
0.00%, 4/18/36 (10)	500	400
Landwirtschaftliche Rentenbank,
2.00%, 1/13/25	1,000	1,064
2.38%, 6/10/25	1,000	1,086
Svensk Exportkredit AB,
0.75%, 4/6/23	2,000	2,021
		23,912
Government Regional – 0.4%
Province of Alberta Canada,
3.35%, 11/1/23	2,000	2,167
Province of British Columbia Canada,
2.00%, 10/23/22	300	310

NORTHERN FUNDS QUARTERLY REPORT     35    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Government Regional – 0.4%continued
7.25%, 9/1/36	$175	$290
Province of Manitoba Canada,
2.10%, 9/6/22	100	103
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	392
Province of Ontario Canada,
2.45%, 6/29/22	500	516
3.40%, 10/17/23	2,000	2,170
3.20%, 5/16/24	4,000	4,375
2.50%, 4/27/26	500	549
Province of Quebec Canada,
2.63%, 2/13/23	875	918
7.50%, 7/15/23	300	353
7.13%, 2/9/24	100	120
2.50%, 4/9/24	91	98
2.88%, 10/16/24	250	273
7.50%, 9/15/29	375	567
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	224
		13,425
Integrated Oils – 0.4%
BP Capital Markets PLC,
3.99%, 9/26/23	30	33
3.28%, 9/19/27	385	432
CNOOC Finance 2014 ULC,
4.25%, 4/30/24	300	326
Ecopetrol S.A.,
4.13%, 1/16/25	1,000	1,087
Equinor ASA,
2.45%, 1/17/23	280	292
7.75%, 6/15/23	350	412
3.25%, 11/10/24	125	138
3.13%, 4/6/30	2,000	2,267
2.38%, 5/22/30	370	396
4.25%, 11/23/41	350	439
Husky Energy, Inc.,
4.40%, 4/15/29	85	95
Shell International Finance B.V.,
2.25%, 1/6/23	345	358
2.88%, 5/10/26	100	111
2.50%, 9/12/26	1,335	1,466
2.38%, 11/7/29	25	27
4.13%, 5/11/35	1,010	1,263
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Integrated Oils – 0.4%continued
5.50%, 3/25/40	$225	$325
3.63%, 8/21/42	200	233
4.55%, 8/12/43	60	80
4.38%, 5/11/45	390	514
3.75%, 9/12/46	230	278
3.13%, 11/7/49	290	320
Suncor Energy, Inc.,
7.15%, 2/1/32	200	278
5.95%, 12/1/34	50	65
5.95%, 5/15/35	430	557
6.80%, 5/15/38	130	182
Total Capital International S.A.,
2.88%, 2/17/22	200	206
3.70%, 1/15/24	415	455
3.75%, 4/10/24	330	365
2.83%, 1/10/30	2,000	2,229
		15,229
Internet Media – 0.0%
Baidu, Inc.,
3.50%, 11/28/22	200	210
Life Insurance – 0.0%
AXA S.A.,
8.60%, 12/15/30	75	117
Machinery Manufacturing – 0.0%
Trane Technologies Luxembourg Finance S.A.,
3.50%, 3/21/26	250	282
4.65%, 11/1/44	35	45
		327
Medical Equipment & Devices Manufacturing – 0.1%
DH Europe Finance II S.a.r.l.,
2.60%, 11/15/29	2,000	2,187
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	350
5.00%, 3/15/42	100	135
		2,672
Metals & Mining – 0.1%
BHP Billiton Finance U.S.A. Ltd.,
4.13%, 2/24/42	600	778
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	152
5.75%, 6/1/35	100	146

FIXED INCOME INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Metals & Mining – 0.1%continued
Rio Tinto Finance U.S.A. PLC,
4.75%, 3/22/42	$150	$206
4.13%, 8/21/42	300	392
		1,674
Pharmaceuticals – 0.1%
AstraZeneca PLC,
3.13%, 6/12/27	100	112
1.38%, 8/6/30	1,000	990
6.45%, 9/15/37	450	694
4.00%, 9/18/42	250	309
Sanofi,
3.63%, 6/19/28	250	291
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	225	252
Takeda Pharmaceutical Co. Ltd.,
4.40%, 11/26/23	300	332
3.18%, 7/9/50	204	218
		3,198
Pipeline – 0.1%
Enbridge, Inc.,
4.50%, 6/10/44	40	47
TransCanada PipeLines Ltd.,
5.85%, 3/15/36	200	270
6.20%, 10/15/37	445	619
4.75%, 5/15/38	1,003	1,255
6.10%, 6/1/40	375	516
(Variable, ICE LIBOR USD 3M + 2.21%), 2.43%, 5/15/67 (3)	100	78
		2,785
Property & Casualty Insurance – 0.1%
Aon PLC,
3.50%, 6/14/24	500	545
Arch Capital Group Ltd.,
3.64%, 6/30/50	500	582
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	295
Fairfax Financial Holdings Ltd.,
4.85%, 4/17/28	250	280
XLIT Ltd.,
4.45%, 3/31/25	210	240
5.25%, 12/15/43	250	353
		2,295
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Railroad – 0.1%
Canadian National Railway Co.,
2.75%, 3/1/26	$250	$274
6.90%, 7/15/28	25	35
6.25%, 8/1/34	15	23
6.20%, 6/1/36	40	60
6.38%, 11/15/37	20	31
3.50%, 11/15/42	150	175
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	1,056
		1,654
Retail - Consumer Discretionary – 0.1%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	335	375
4.40%, 12/6/57	2,000	2,673
		3,048
Semiconductors – 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.65%, 1/15/23	80	83
3.13%, 1/15/25	310	335
3.88%, 1/15/27	2,090	2,346
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
3.40%, 5/1/30 (5)	2,000	2,268
		5,032
Software & Services – 0.0%
Thomson Reuters Corp.,
5.50%, 8/15/35	150	200
5.65%, 11/23/43	285	386
		586
Sovereigns – 1.2%
Canada Government International Bond,
2.00%, 11/15/22	500	517
Chile Government International Bond,
3.13%, 1/21/26	500	555
3.63%, 10/30/42	200	234
Colombia Government International Bond,
4.50%, 1/28/26	500	566
7.38%, 9/18/37	350	511
6.13%, 1/18/41	250	335
5.63%, 2/26/44	500	647

NORTHERN FUNDS QUARTERLY REPORT     37    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Sovereigns – 1.2%continued
5.00%, 6/15/45	$1,500	$1,830
4.13%, 5/15/51	1,000	1,110
Hungary Government International Bond,
5.75%, 11/22/23	2,000	2,279
5.38%, 3/25/24	390	445
Indonesia Government International Bond,
3.50%, 1/11/28	500	560
5.35%, 2/11/49	1,000	1,370
Israel Government International Bond,
4.00%, 6/30/22	250	264
4.50%, 1/30/43	200	264
3.88%, 7/3/50	1,500	1,800
Korea International Bond,
3.88%, 9/11/23	200	218
2.75%, 1/19/27	200	219
3.50%, 9/20/28	500	586
Mexico Government International Bond,
4.00%, 10/2/23	150	164
3.75%, 1/11/28	1,000	1,123
3.25%, 4/16/30	2,000	2,159
7.50%, 4/8/33	100	145
6.75%, 9/27/34	750	1,057
6.05%, 1/11/40	820	1,099
4.75%, 3/8/44	1,000	1,187
5.55%, 1/21/45	500	656
4.60%, 1/23/46	500	584
4.35%, 1/15/47	500	570
Panama Government International Bond,
4.00%, 9/22/24	575	636
3.75%, 3/16/25	500	553
3.88%, 3/17/28	500	574
6.70%, 1/26/36	550	817
4.50%, 5/15/47	250	321
4.50%, 4/1/56	1,000	1,287
Peruvian Government International Bond,
7.35%, 7/21/25	500	640
6.55%, 3/14/37	500	759
5.63%, 11/18/50	600	943
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Sovereigns – 1.2%continued
Philippine Government International Bond,
4.20%, 1/21/24	$1,000	$1,112
10.63%, 3/16/25	500	709
5.50%, 3/30/26	200	249
7.75%, 1/14/31	500	770
6.38%, 10/23/34	500	733
5.00%, 1/13/37	500	659
3.70%, 2/2/42	500	579
Republic of Italy Government International Bond,
2.88%, 10/17/29	2,000	2,106
5.38%, 6/15/33	175	225
Republic of Poland Government International Bond,
3.00%, 3/17/23	1,000	1,057
4.00%, 1/22/24	150	166
Uruguay Government International Bond,
7.63%, 3/21/36	250	405
4.13%, 11/20/45	400	498
5.10%, 6/18/50	750	1,049
		39,901
Supermarkets & Pharmacies – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	166
Supranationals – 1.5%
African Development Bank,
3.00%, 9/20/23	750	806
Asian Development Bank,
0.63%, 4/7/22	2,000	2,011
2.50%, 11/2/27	500	558
1.88%, 1/24/30	5,000	5,385
Asian Infrastructure Investment Bank (The),
0.50%, 5/28/25	2,000	2,002
Corp. Andina de Fomento,
4.38%, 6/15/22	613	645
European Bank for Reconstruction & Development,
2.75%, 3/7/23	500	528
European Investment Bank,
2.25%, 3/15/22	250	256
2.50%, 3/15/23	2,500	2,627

FIXED INCOME INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Supranationals – 1.5%continued
0.25%, 9/15/23	$2,000	$2,003
3.25%, 1/29/24	250	273
2.63%, 3/15/24	2,000	2,151
2.25%, 6/24/24	2,000	2,135
2.50%, 10/15/24	1,000	1,083
2.13%, 4/13/26	1,500	1,628
4.88%, 2/15/36	200	295
Inter-American Development Bank,
1.75%, 9/14/22	400	411
2.50%, 1/18/23	5,000	5,233
3.00%, 2/21/24	150	163
2.13%, 1/15/25	500	534
2.00%, 6/2/26	1,000	1,077
3.13%, 9/18/28	1,000	1,168
3.88%, 10/28/41	200	275
International Bank for Reconstruction & Development,
2.00%, 1/26/22	235	239
1.63%, 2/10/22	1,000	1,016
2.50%, 11/25/24	600	650
2.13%, 3/3/25	700	750
0.63%, 4/22/25	3,000	3,029
0.38%, 7/28/25	5,000	4,985
2.50%, 7/29/25	500	546
0.50%, 10/28/25	3,000	3,006
4.75%, 2/15/35	25	36
International Finance Corp.,
2.88%, 7/31/23	2,000	2,134
Nordic Investment Bank,
2.25%, 5/21/24	1,000	1,066
		50,704
Wireless Telecommunications Services – 0.2%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	295	306
6.13%, 11/15/37	505	730
Orange S.A.,
9.00%, 3/1/31	610	1,003
Rogers Communications, Inc.,
3.00%, 3/15/23	80	84
3.63%, 12/15/25	1,000	1,132
4.50%, 3/15/43	45	57
5.45%, 10/1/43	130	183
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Wireless Telecommunications Services – 0.2%continued
Vodafone Group PLC,
3.75%, 1/16/24	$420	$459
4.13%, 5/30/25	895	1,024
7.88%, 2/15/30	15	22
6.15%, 2/27/37	1,065	1,536
4.38%, 2/19/43	95	118
5.25%, 5/30/48	135	188
		6,842
Wireline Telecommunications Services – 0.1%
Bell Canada,
4.46%, 4/1/48	500	668
British Telecommunications PLC,
9.63%, 12/15/30	100	166
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	633
Telefonica Emisiones S.A.,
4.57%, 4/27/23	240	262
4.10%, 3/8/27	1,010	1,169
5.21%, 3/8/47	320	410
5.52%, 3/1/49	500	675
		3,983
Total Foreign Issuer Bonds
(Cost $233,536)		253,494

U.S. GOVERNMENT AGENCIES – 29.4% (11)
Fannie Mae – 13.8%
2.25%, 4/12/22	3,000	3,084
0.25%, 7/10/23	1,000	1,002
2.88%, 9/12/23	1,500	1,607
0.25%, 11/27/23	4,000	4,004
1.75%, 7/2/24	2,000	2,106
2.63%, 9/6/24	1,000	1,088
0.50%, 6/17/25	4,000	4,021
0.50%, 11/7/25	500	502
2.13%, 4/24/26	1,000	1,089
7.13%, 1/15/30	1,500	2,290
6.63%, 11/15/30	200	303
5.63%, 7/15/37	500	793
Fannie Mae-Aces, Series 2012-M17, Class A2,
2.18%, 11/25/22	116	119

NORTHERN FUNDS QUARTERLY REPORT     39    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Fannie Mae-Aces, Series 2012-M2, Class A2,
2.72%, 2/25/22	$56	$56
Fannie Mae-Aces, Series 2012-M4, Class 1A2,
2.98%, 4/25/22	49	50
Fannie Mae-Aces, Series 2012-M5, Class A2,
2.72%, 2/25/22	60	61
Fannie Mae-Aces, Series 2012-M9, Class A2,
2.48%, 4/25/22	96	98
Fannie Mae-Aces, Series 2013-M14, Class A2,
3.33%, 10/25/23	140	148
Fannie Mae-Aces, Series 2013-M6, Class 2A,
2.53%, 3/25/23(2) (3)	80	83
Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23	64	66
Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24	93	100
Fannie Mae-Aces, Series 2014-M3, Class A2,
3.50%, 1/25/24	235	254
Fannie Mae-Aces, Series 2014-M9, Class A2,
3.10%, 7/25/24	331	358
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	141	149
Fannie Mae-Aces, Series 2015-M11, Class A2,
2.82%, 4/25/25(2) (3)	500	545
Fannie Mae-Aces, Series 2015-M3, Class A2,
2.72%, 10/25/24	229	245
Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	98	107
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	100	108
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Fannie Mae-Aces, Series 2016-M5, Class A2,
2.47%, 4/25/26	$250	$271
Fannie Mae-Aces, Series 2016-M7, Class AV2,
2.16%, 10/25/23	233	240
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	100	106
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.42%, 10/25/26(2) (3)	100	109
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	125	142
Fannie Mae-Aces, Series 2017-M14, Class A2,
2.88%, 11/25/27(2) (3)	250	280
Fannie Mae-Aces, Series 2017-M2, Class A2,
2.80%, 2/25/27(2) (3)	100	111
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.58%, 12/25/26(2) (3)	150	165
Fannie Mae-Aces, Series 2017-M5, Class A2,
3.17%, 4/25/29(2) (3)	125	144
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	300	337
Fannie Mae-Aces, Series 2018-M1, Class A2,
2.99%, 12/25/27(2) (3)	250	280
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.37%, 7/25/28(2) (3)	200	232
Fannie Mae-Aces, Series 2018-M12, Class A2,
3.64%, 8/25/30(2) (3)	110	132
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.70%, 9/25/30(2) (3)	200	241
Fannie Mae-Aces, Series 2018-M14, Class A2,
3.58%, 8/25/28(2) (3)	700	824

FIXED INCOME INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Fannie Mae-Aces, Series 2018-M2, Class A2,
2.90%, 1/25/28(2) (3)	$125	$140
Fannie Mae-Aces, Series 2018-M3, Class A2,
3.09%, 2/25/30(2) (3)	100	114
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.05%, 3/25/28(2) (3)	100	114
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.33%, 6/25/28(2) (3)	100	115
Fannie Mae-Aces, Series 2019-M1, Class A2,
3.56%, 9/25/28(2) (3)	650	766
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	200	220
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	150	179
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	200	229
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 4/25/29	200	226
Fannie Mae-Aces, Series 2020-M1, Class A2,
2.44%, 10/25/29	150	165
Fannie Mae-Aces, Series 2020-M20, Class A2,
1.44%, 10/25/29	500	512
Fannie Mae-Aces, Series 2020-M29, Class A2,
1.49%, 5/25/30	500	512
Fannie Mae-Aces, Series 2020-M42, Class A2,
1.27%, 7/25/30	200	201
Fannie Mae-Aces, Series 2020-M46, Class A2,
1.32%, 5/25/30	500	507
Fannie Mae-Aces, Series 2020-M52, Class A2,
1.32%, 10/25/30(2) (3)	350	355
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Federal National Mortgage Association,
0.25%, 5/22/23	$3,000	$3,007
Pool #256792,
6.50%, 6/1/22	4	4
Pool #256925,
6.00%, 10/1/37	11	13
Pool #256959,
6.00%, 11/1/37	67	80
Pool #257042,
6.50%, 1/1/38	145	173
Pool #257106,
4.50%, 1/1/28	2	2
Pool #257237,
4.50%, 6/1/28	17	18
Pool #707791,
5.00%, 6/1/33	73	84
Pool #725425,
5.50%, 4/1/34	28	33
Pool #730811,
4.50%, 8/1/33	67	74
Pool #735222,
5.00%, 2/1/35	17	19
Pool #735358,
5.50%, 2/1/35	72	85
Pool #735502,
6.00%, 4/1/35	10	12
Pool #737853,
5.00%, 9/1/33	133	152
Pool #745336,
5.00%, 3/1/36	340	395
Pool #745418,
5.50%, 4/1/36	25	29
Pool #745754,
5.00%, 9/1/34	205	237
Pool #745826,
6.00%, 7/1/36	89	107
Pool #747383,
5.50%, 10/1/33	59	66
Pool #755632,
5.00%, 4/1/34	56	64
Pool #772730,
5.00%, 4/1/34	68	78

NORTHERN FUNDS QUARTERLY REPORT     41    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #790406,
6.00%, 9/1/34	$36	$43
Pool #793666,
5.50%, 9/1/34	35	40
Pool #796250,
5.50%, 11/1/34	38	44
Pool #800471,
5.50%, 10/1/34	157	184
Pool #817795,
6.00%, 8/1/36	15	17
Pool #826057,
5.00%, 7/1/35	41	48
Pool #826585,
5.00%, 8/1/35	77	90
Pool #828523,
5.00%, 7/1/35	33	39
Pool #831676,
6.50%, 8/1/36	10	11
Pool #833067,
5.50%, 9/1/35	120	141
Pool #833163,
5.00%, 9/1/35	48	56
Pool #845425,
6.00%, 2/1/36	33	39
Pool #868435,
6.00%, 4/1/36	75	88
Pool #869710,
6.00%, 4/1/36	31	37
Pool #871135,
6.00%, 1/1/37	31	37
Pool #880505,
6.00%, 8/1/21(12)	—	—
Pool #881818,
6.50%, 8/1/36	35	41
Pool #885769,
6.00%, 6/1/36	5	6
Pool #885866,
6.00%, 6/1/36	71	82
Pool #888100,
5.50%, 9/1/36	114	134
Pool #888152,
5.00%, 5/1/21(12)	—	—
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #888205,
6.50%, 2/1/37	$25	$30
Pool #888447,
4.00%, 5/1/21(12)	—	—
Pool #889224,
5.50%, 1/1/37	131	154
Pool #889390,
6.00%, 3/1/23	4	4
Pool #889401,
6.00%, 3/1/38	57	68
Pool #889415,
6.00%, 5/1/37	262	313
Pool #889579,
6.00%, 5/1/38	122	144
Pool #889630,
6.50%, 3/1/38	16	18
Pool #889970,
5.00%, 12/1/36	95	110
Pool #890234,
6.00%, 10/1/38	62	73
Pool #890329,
4.00%, 4/1/26	477	506
Pool #890796,
3.50%, 12/1/45	2,112	2,283
Pool #893363,
5.00%, 6/1/36	30	35
Pool #893366,
5.00%, 4/1/35	44	51
Pool #898417,
6.00%, 10/1/36	15	18
Pool #899079,
5.00%, 3/1/37	32	38
Pool #902414,
5.50%, 11/1/36	73	86
Pool #906090,
5.50%, 1/1/37	86	100
Pool #910147,
5.00%, 3/1/22	4	4
Pool #912414,
4.50%, 1/1/22	4	5
Pool #918515,
5.00%, 6/1/37	47	53

FIXED INCOME INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #923123,
5.00%, 4/1/36	$9	$10
Pool #923166,
7.50%, 1/1/37	6	6
Pool #928261,
4.50%, 3/1/36	53	59
Pool #928584,
6.50%, 8/1/37	203	235
Pool #928909,
6.00%, 12/1/37	1	1
Pool #928915,
6.00%, 11/1/37	7	8
Pool #930606,
4.00%, 2/1/39	304	333
Pool #931195,
4.50%, 5/1/24	43	46
Pool #932023,
5.00%, 1/1/38	49	58
Pool #932741,
4.50%, 4/1/40	228	256
Pool #934466,
5.50%, 9/1/23	18	19
Pool #940623,
5.50%, 8/1/37	16	19
Pool #943388,
6.00%, 6/1/37	110	130
Pool #943617,
6.00%, 8/1/37	52	62
Pool #945876,
5.50%, 8/1/37	5	6
Pool #947216,
6.00%, 10/1/37	34	40
Pool #949391,
5.50%, 8/1/22	1	1
Pool #953018,
6.50%, 10/1/37	42	47
Pool #953910,
6.00%, 11/1/37	27	32
Pool #955771,
6.50%, 10/1/37	35	40
Pool #959604,
6.50%, 11/1/37	8	9
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #959880,
5.50%, 11/1/37	$14	$17
Pool #962687,
5.00%, 4/1/38	69	80
Pool #963735,
4.50%, 6/1/23	19	20
Pool #965389,
6.00%, 10/1/23	14	14
Pool #966660,
6.00%, 12/1/37	1	1
Pool #968037,
6.00%, 1/1/38	26	29
Pool #969632,
6.50%, 1/1/38	17	19
Pool #970013,
4.50%, 6/1/38	74	80
Pool #972452,
5.50%, 3/1/38	88	103
Pool #975365,
5.00%, 6/1/23	8	8
Pool #976963,
5.50%, 2/1/38	792	931
Pool #981704,
5.00%, 6/1/23	26	27
Pool #981854,
5.50%, 7/1/38	31	36
Pool #984075,
4.50%, 6/1/23	7	8
Pool #986760,
5.50%, 7/1/38	191	224
Pool #992472,
6.00%, 10/1/38	9	10
Pool #992491,
4.50%, 10/1/23	12	13
Pool #993055,
5.50%, 12/1/38	4	4
Pool #995018,
5.50%, 6/1/38	41	48
Pool #995203,
5.00%, 7/1/35	284	330
Pool #995266,
5.00%, 12/1/23	60	63

NORTHERN FUNDS QUARTERLY REPORT     43    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #995879,
6.00%, 4/1/39	$52	$62
Pool #AA0649,
5.00%, 12/1/38	184	214
Pool #AA2939,
4.50%, 4/1/39	342	387
Pool #AA4482,
4.00%, 4/1/39	257	284
Pool #AA4562,
4.50%, 9/1/39	328	371
Pool #AA8978,
4.50%, 7/1/39	88	99
Pool #AA9357,
4.50%, 8/1/39	244	273
Pool #AB1048,
4.50%, 5/1/40	334	370
Pool #AB2067,
3.50%, 1/1/41	566	618
Pool #AB2092,
4.00%, 1/1/41	293	326
Pool #AB2272,
4.50%, 2/1/41	392	444
Pool #AB2693,
4.50%, 4/1/41	266	299
Pool #AB2768,
4.50%, 4/1/41	300	336
Pool #AB3035,
5.00%, 5/1/41	476	553
Pool #AB3246,
5.00%, 7/1/41	109	127
Pool #AB4057,
4.00%, 12/1/41	1,026	1,126
Pool #AB4293,
3.50%, 1/1/42	620	669
Pool #AB5049,
4.00%, 4/1/42	961	1,047
Pool #AB6016,
3.50%, 8/1/42	434	467
Pool #AB6293,
3.50%, 9/1/27	659	707
Pool #AB6472,
2.00%, 10/1/27	296	312
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #AB7076,
3.00%, 11/1/42	$1,684	$1,795
Pool #AB7503,
3.00%, 1/1/43	704	749
Pool #AB7733,
3.00%, 1/1/43	1,423	1,514
Pool #AB8787,
2.00%, 3/1/28	641	673
Pool #AB9019,
3.00%, 4/1/43	667	721
Pool #AB9136,
2.50%, 4/1/43	74	79
Pool #AB9363,
3.50%, 5/1/43	1,692	1,840
Pool #AB9990,
3.00%, 7/1/33	151	160
Pool #AC2947,
5.50%, 9/1/39	345	389
Pool #AC2969,
5.00%, 9/1/39	1,197	1,392
Pool #AC3263,
4.50%, 9/1/29	94	103
Pool #AC3312,
4.50%, 10/1/39	590	662
Pool #AC4861,
4.50%, 11/1/24	101	107
Pool #AC5040,
4.00%, 10/1/24	59	63
Pool #AC6118,
4.50%, 11/1/39	145	162
Pool #AC6742,
4.50%, 1/1/40	637	715
Pool #AC8518,
5.00%, 12/1/39	216	249
Pool #AC9581,
5.50%, 1/1/40	621	717
Pool #AD0119,
6.00%, 7/1/38	150	178
Pool #AD0585,
4.50%, 12/1/39	324	371
Pool #AD0639,
6.00%, 12/1/38	53	63

FIXED INCOME INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #AD0969,
5.50%, 8/1/37	$209	$245
Pool #AD5241,
4.50%, 7/1/40	157	176
Pool #AD5525,
5.00%, 6/1/40	216	251
Pool #AD5556,
4.00%, 6/1/25	48	51
Pool #AD7859,
5.00%, 6/1/40	139	160
Pool #AE0949,
4.00%, 2/1/41	598	655
Pool #AE0971,
4.00%, 5/1/25	34	36
Pool #AE0981,
3.50%, 3/1/41	459	496
Pool #AE1807,
4.00%, 10/1/40	705	771
Pool #AE3873,
4.50%, 10/1/40	133	149
Pool #AE5436,
4.50%, 10/1/40	144	162
Pool #AE7758,
3.50%, 11/1/25	79	84
Pool #AH0525,
4.00%, 12/1/40	637	696
Pool #AH1295,
3.50%, 1/1/26	168	178
Pool #AH3226,
5.00%, 2/1/41	48	55
Pool #AH4158,
4.00%, 1/1/41	114	125
Pool #AH4450,
3.00%, 1/1/26	88	92
Pool #AH5573,
4.00%, 2/1/41	576	636
Pool #AH5614,
3.50%, 2/1/26	162	172
Pool #AH8854,
4.50%, 4/1/41	190	214
Pool #AI1247,
4.00%, 4/1/26	74	79
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #AI3470,
4.50%, 6/1/41	$216	$243
Pool #AI4361,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 8.15% Cap), 2.34%, 9/1/41(3)	5	5
Pool #AI4380,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 7.88% Cap), 2.18%, 11/1/41(3)	9	9
Pool #AI5603,
4.50%, 7/1/41	134	150
Pool #AI7743,
4.00%, 8/1/41	120	131
Pool #AI9137,
2.50%, 11/1/27	818	856
Pool #AI9555,
4.00%, 9/1/41	321	352
Pool #AI9828,
(Floating, ICE LIBOR USD 1Y + 1.82%, 1.82% Floor, 8.02% Cap), 2.24%, 11/1/41(3)	11	12
Pool #AJ4093,
3.50%, 10/1/26	41	43
Pool #AJ4408,
4.50%, 10/1/41	97	109
Pool #AJ6086,
3.00%, 12/1/26	129	135
Pool #AJ9152,
3.50%, 12/1/26	532	564
Pool #AJ9218,
4.00%, 2/1/42	483	530
Pool #AJ9326,
3.50%, 1/1/42	887	980
Pool #AJ9355,
3.00%, 1/1/27	288	303
Pool #AK4813,
3.50%, 3/1/42	336	364
Pool #AK4945,
3.50%, 2/1/42	330	355
Pool #AK7766,
2.50%, 3/1/27	346	362
Pool #AK9444,
4.00%, 3/1/42	100	109

NORTHERN FUNDS QUARTERLY REPORT     45    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #AL0442,
5.50%, 6/1/40	$63	$75
Pool #AL0766,
4.00%, 9/1/41	820	908
Pool #AL1449,
4.00%, 1/1/42	907	1,000
Pool #AL1849,
6.00%, 2/1/39	259	307
Pool #AL1939,
3.50%, 6/1/42	896	979
Pool #AL2243,
4.00%, 3/1/42	766	839
Pool #AL2303,
4.50%, 6/1/26	59	62
Pool #AL2326,
4.50%, 4/1/42	1,558	1,754
Pool #AL2397,
(Floating, ICE LIBOR USD 1Y + 1.73%, 1.73% Floor, 7.75% Cap), 2.58%, 8/1/42(3)	32	33
Pool #AL2438,
3.00%, 9/1/27	721	767
Pool #AL2893,
3.50%, 12/1/42	2,247	2,483
Pool #AL3396,
2.50%, 3/1/28	337	357
Pool #AL3803,
3.00%, 6/1/28	597	627
Pool #AL4408,
4.50%, 11/1/43	970	1,091
Pool #AL4462,
2.50%, 6/1/28	611	639
Pool #AL4908,
4.00%, 2/1/44	716	790
Pool #AL5167,
3.50%, 1/1/34	188	203
Pool #AL5254,
3.00%, 11/1/27	420	441
Pool #AL5377,
4.00%, 6/1/44	2,131	2,368
Pool #AL5734,
3.50%, 9/1/29	572	619
Pool #AL5785,
4.00%, 9/1/44	1,211	1,360
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #AL6488,
3.50%, 8/1/43	$452	$494
Pool #AL7807,
3.00%, 11/1/30	1,679	1,802
Pool #AL8469,
3.50%, 4/1/31	296	323
Pool #AL8908,
3.00%, 8/1/46	647	702
Pool #AL8951,
3.00%, 8/1/46	550	593
Pool #AL9582,
3.00%, 12/1/31	771	823
Pool #AO0752,
3.00%, 4/1/42	429	455
Pool #AO0800,
3.00%, 4/1/27	282	297
Pool #AO2973,
3.50%, 5/1/42	1,113	1,235
Pool #AO4136,
3.50%, 6/1/42	594	644
Pool #AO7970,
2.50%, 6/1/27	190	200
Pool #AO8031,
3.50%, 7/1/42	1,650	1,787
Pool #AO8629,
3.50%, 7/1/42	267	289
Pool #AP6273,
3.00%, 10/1/42	476	506
Pool #AQ6784,
3.50%, 12/1/42	535	582
Pool #AQ8185,
2.50%, 1/1/28	121	126
Pool #AQ8647,
3.50%, 12/1/42	820	892
Pool #AR1706,
2.50%, 1/1/28	1,814	1,897
Pool #AR3054,
3.00%, 1/1/28	439	466
Pool #AR3792,
3.00%, 2/1/43	387	411
Pool #AR8151,
3.00%, 3/1/43	856	912

FIXED INCOME INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #AR9188,
2.50%, 3/1/43	$115	$123
Pool #AR9582,
3.00%, 3/1/43	311	339
Pool #AS0018,
3.00%, 7/1/43	1,678	1,780
Pool #AS0275,
3.00%, 8/1/33	196	208
Pool #AS3294,
4.00%, 9/1/44	1,067	1,163
Pool #AS3600,
3.00%, 10/1/29	997	1,064
Pool #AS3657,
4.50%, 10/1/44	692	764
Pool #AS4085,
4.00%, 12/1/44	383	428
Pool #AS4306,
3.00%, 1/1/45	617	651
Pool #AS4458,
3.50%, 2/1/45	2,384	2,592
Pool #AS4715,
3.00%, 4/1/45	709	767
Pool #AS5090,
2.50%, 6/1/30	246	262
Pool #AS5324,
2.50%, 7/1/30	532	556
Pool #AS5500,
3.00%, 7/1/35	260	274
Pool #AS5666,
4.00%, 8/1/45	652	709
Pool #AS5892,
3.50%, 10/1/45	808	863
Pool #AS6192,
3.50%, 11/1/45	1,907	2,063
Pool #AS6262,
3.50%, 11/1/45	987	1,056
Pool #AS6332,
3.50%, 12/1/45	1,110	1,188
Pool #AS6398,
3.50%, 12/1/45	757	810
Pool #AS6730,
3.50%, 2/1/46	1,250	1,337
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #AS6887,
2.50%, 3/1/31	$497	$527
Pool #AS7149,
3.00%, 5/1/46	1,041	1,132
Pool #AS7157,
3.00%, 5/1/46	494	520
Pool #AS7247,
4.00%, 5/1/46	291	315
Pool #AS7343,
3.00%, 6/1/46	493	519
Pool #AS7480,
2.00%, 7/1/31	137	144
Pool #AS7580,
3.00%, 7/1/46	589	620
Pool #AS8067,
3.00%, 10/1/46	1,055	1,138
Pool #AS8074,
3.00%, 10/1/46	470	495
Pool #AS8178,
3.00%, 10/1/36	156	165
Pool #AS8194,
2.50%, 10/1/31	1,773	1,883
Pool #AS8424,
3.00%, 12/1/36	235	249
Pool #AS8483,
3.00%, 12/1/46	800	844
Pool #AS8591,
2.00%, 1/1/32	288	303
Pool #AS8614,
3.50%, 1/1/32	201	220
Pool #AS8699,
4.00%, 1/1/47	1,855	1,996
Pool #AS8787,
2.00%, 2/1/32	158	166
Pool #AS8960,
4.00%, 3/1/47	502	550
Pool #AS9505,
3.00%, 4/1/32	512	544
Pool #AS9615,
4.50%, 5/1/47	536	586
Pool #AT0666,
3.50%, 4/1/43	380	416

NORTHERN FUNDS QUARTERLY REPORT     47    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #AT2720,
3.00%, 5/1/43	$850	$922
Pool #AT3164,
3.00%, 4/1/43	1,384	1,476
Pool #AT3180,
3.00%, 5/1/43	1,756	1,872
Pool #AT5026,
3.00%, 5/1/43	1,502	1,602
Pool #AU1657,
2.50%, 7/1/28	302	317
Pool #AU1689,
3.50%, 8/1/43	1,950	2,149
Pool #AU1808,
3.00%, 8/1/43	1,445	1,539
Pool #AU3164,
3.00%, 8/1/33	180	196
Pool #AU5918,
3.00%, 9/1/43	1,184	1,256
Pool #AU5919,
3.50%, 9/1/43	763	824
Pool #AV0691,
4.00%, 12/1/43	1,558	1,720
Pool #AV2339,
4.00%, 12/1/43	341	377
Pool #AW8167,
3.50%, 2/1/42	371	401
Pool #AW8595,
3.00%, 8/1/29	260	279
Pool #AX2163,
3.50%, 11/1/44	426	458
Pool #AX4413,
4.00%, 11/1/44	757	825
Pool #AX4839,
3.50%, 11/1/44	787	843
Pool #AX6139,
4.00%, 11/1/44	1,097	1,195
Pool #AY0544,
2.50%, 8/1/27	776	811
Pool #AY3062,
3.00%, 11/1/26	270	285
Pool #AY9555,
3.00%, 5/1/45	930	981
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #AZ1449,
3.00%, 7/1/45	$562	$592
Pool #AZ2936,
3.00%, 9/1/45	356	376
Pool #AZ2947,
4.00%, 9/1/45	744	810
Pool #AZ4775,
3.50%, 10/1/45	510	546
Pool #AZ6684,
3.00%, 2/1/31	588	629
Pool #BA2911,
3.00%, 11/1/30	240	252
Pool #BC0326,
3.50%, 12/1/45	370	396
Pool #BC0822,
3.50%, 4/1/46	3,279	3,509
Pool #BC1105,
3.50%, 2/1/46	1,413	1,512
Pool #BC1510,
3.00%, 8/1/46	464	488
Pool #BC9096,
3.50%, 12/1/46	596	636
Pool #BE3171,
2.50%, 2/1/32	563	597
Pool #BH1130,
3.50%, 4/1/32	463	497
Pool #BH5784,
3.00%, 11/1/32	1,959	2,105
Pool #BH7032,
3.50%, 12/1/47	353	374
Pool #BH7106,
3.50%, 1/1/48	754	798
Pool #BH9215,
3.50%, 1/1/48	1,299	1,376
Pool #BJ0648,
3.50%, 3/1/48	733	776
Pool #BJ9181,
5.00%, 5/1/48	574	637
Pool #BJ9260,
4.00%, 4/1/48	647	692
Pool #BJ9977,
4.00%, 5/1/48	364	395

FIXED INCOME INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #BK0276,
4.00%, 9/1/48	$274	$293
Pool #BK0920,
4.00%, 7/1/48	1,178	1,258
Pool #BK0922,
4.50%, 7/1/48	214	233
Pool #BK3044,
2.50%, 9/1/50	731	772
Pool #BK4740,
4.00%, 8/1/48	373	399
Pool #BK4764,
4.00%, 8/1/48	345	368
Pool #BK4816,
4.00%, 9/1/48	643	687
Pool #BM1687,
4.00%, 1/1/47	2,094	2,261
Pool #BM1787,
4.00%, 9/1/47	1,290	1,416
Pool #BM2001,
3.50%, 12/1/46	198	212
Pool #BM3286,
4.50%, 11/1/47	127	138
Pool #BM4151,
2.50%, 6/1/32	1,800	1,881
Pool #BM5288,
3.50%, 1/1/34	388	411
Pool #BM5466,
2.50%, 10/1/43	614	655
Pool #BM5804,
5.00%, 1/1/49	929	1,029
Pool #BN1176,
4.50%, 11/1/48	326	354
Pool #BN1628,
4.50%, 11/1/48	237	257
Pool #BN5947,
3.50%, 6/1/49	364	388
Pool #BN6097,
4.00%, 6/1/49	2,255	2,406
Pool #BN6683,
3.50%, 6/1/49	738	780
Pool #BO1012,
3.50%, 8/1/49	411	434
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #BO1021,
3.50%, 8/1/49	$436	$461
Pool #BO1169,
3.50%, 7/1/49	225	238
Pool #BO1444,
3.00%, 10/1/49	440	470
Pool #BO1461,
3.00%, 10/1/49	246	262
Pool #BO3181,
2.50%, 10/1/49	941	992
Pool #BO4708,
3.00%, 11/1/49	940	987
Pool #BO8620,
3.00%, 12/1/49	822	865
Pool #BP4660,
2.50%, 5/1/50	248	261
Pool #BP6496,
2.00%, 7/1/35	1,225	1,280
Pool #BP6626,
2.00%, 8/1/50	1,148	1,193
Pool #BP6683,
2.50%, 9/1/50	867	915
Pool #BP7273,
2.50%, 8/1/50	512	540
Pool #BP7585,
2.00%, 9/1/50	3,761	3,907
Pool #BQ0202,
2.50%, 8/1/50	758	800
Pool #BQ1147,
2.50%, 10/1/50	906	959
Pool #BQ1351,
2.50%, 8/1/50	889	943
Pool #BQ4077,
2.00%, 12/1/50	1,008	1,047
Pool #BQ4966,
2.00%, 10/1/35	1,483	1,552
Pool #BQ5056,
2.00%, 10/1/50	408	424
Pool #BQ5979,
2.00%, 11/1/50	1,926	2,005
Pool #CA0110,
3.50%, 8/1/47	777	821

NORTHERN FUNDS QUARTERLY REPORT     49    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #CA0619,
4.00%, 10/1/47	$205	$220
Pool #CA0620,
4.00%, 10/1/47	2,291	2,454
Pool #CA0656,
3.50%, 11/1/47	1,477	1,599
Pool #CA0859,
3.50%, 12/1/47	1,257	1,333
Pool #CA0917,
3.50%, 12/1/47	888	958
Pool #CA1370,
4.00%, 3/1/48	533	580
Pool #CA1378,
4.00%, 3/1/48	493	527
Pool #CA1564,
4.50%, 4/1/48	234	254
Pool #CA1711,
4.50%, 5/1/48	684	743
Pool #CA1902,
4.50%, 6/1/48	737	808
Pool #CA1909,
4.50%, 6/1/48	319	347
Pool #CA1951,
4.00%, 7/1/48	420	449
Pool #CA1952,
4.50%, 6/1/48	203	221
Pool #CA2056,
4.50%, 7/1/48	281	305
Pool #CA2200,
4.50%, 8/1/48	1,946	2,138
Pool #CA2208,
4.50%, 8/1/48	226	245
Pool #CA2256,
3.50%, 8/1/33	415	443
Pool #CA2366,
3.50%, 9/1/48	289	305
Pool #CA2375,
4.00%, 9/1/48	1,185	1,266
Pool #CA2559,
4.00%, 11/1/33	434	464
Pool #CA2616,
3.50%, 11/1/48	1,367	1,486
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #CA2729,
4.50%, 11/1/48	$1,209	$1,311
Pool #CA3640,
4.00%, 6/1/49	905	982
Pool #CA4029,
4.00%, 8/1/49	2,208	2,360
Pool #CA4143,
3.00%, 9/1/49	7,701	8,197
Pool #CA4420,
3.00%, 10/1/49	736	786
Pool #CA4792,
3.00%, 12/1/49	545	572
Pool #CA5020,
3.50%, 1/1/50	1,482	1,566
Pool #CA5452,
3.00%, 3/1/50	1,794	1,881
Pool #CA5508,
3.00%, 4/1/50	2,338	2,459
Pool #CA6072,
2.50%, 6/1/50	724	764
Pool #CA6074,
2.50%, 6/1/50	1,028	1,084
Pool #CA6144,
2.50%, 6/1/50	1,123	1,185
Pool #CA6290,
3.00%, 7/1/50	980	1,037
Pool #CA6305,
2.50%, 7/1/50	2,005	2,115
Pool #CA6339,
2.50%, 7/1/50	1,900	2,005
Pool #CA6346,
2.50%, 7/1/50	937	990
Pool #CA6563,
2.50%, 8/1/35	942	983
Pool #CA6601,
2.50%, 8/1/50	752	793
Pool #CA6951,
2.50%, 9/1/50	600	635
Pool #CA6962,
2.50%, 9/1/50	862	916
Pool #CA6986,
2.00%, 9/1/50	2,873	2,995

FIXED INCOME INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #CA7019,
2.00%, 9/1/50	$1,657	$1,722
Pool #CA7216,
2.00%, 10/1/50	3,286	3,421
Pool #CA7232,
2.50%, 10/1/50	1,799	1,898
Pool #CA7600,
2.50%, 11/1/50	1,823	1,926
Pool #CA7697,
11/1/50(13)	4,150	4,194
Pool #CA7736,
2.50%, 11/1/50	1,954	2,065
Pool #FM1496,
3.50%, 9/1/49	5,559	5,872
Pool #FM1708,
3.00%, 12/1/45	406	440
Pool #FM1742,
3.00%, 10/1/49	476	509
Pool #FM1938,
4.50%, 9/1/49	1,360	1,469
Pool #FM2305,
3.50%, 2/1/50	1,510	1,619
Pool #FM2715,
3.00%, 3/1/50	334	353
Pool #FM2778,
3.00%, 3/1/50	1,924	2,056
Pool #FM2963,
3.00%, 2/1/50	8,363	8,946
Pool #FM3125,
3.50%, 3/1/50	2,769	2,942
Pool #FM3225,
3.00%, 5/1/50	1,056	1,132
Pool #FM3610,
4.00%, 6/1/50	1,033	1,114
Pool #FM3747,
2.50%, 8/1/50	1,487	1,573
Pool #FM3969,
2.50%, 8/1/43	596	638
Pool #FM4055,
2.50%, 8/1/50	9,589	10,129
Pool #FM4149,
3.00%, 9/1/50	5,375	5,763
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #FM4193,
2.50%, 9/1/50	$961	$1,021
Pool #FM4476,
2.00%, 10/1/50	2,171	2,265
Pool #FM4544,
2.00%, 10/1/50	1,205	1,252
Pool #FM4598,
2.00%, 11/1/40	298	309
Pool #FM4633,
2.00%, 10/1/50	1,156	1,205
Pool #FM4734,
2.00%, 11/1/35	1,484	1,570
Pool #FM4762,
2.00%, 11/1/50	1,802	1,893
Pool #FM4799,
2.00%, 11/1/50	943	985
Pool #FM4868,
2.00%, 11/1/50	1,677	1,748
Pool #FM4951,
1.50%, 11/1/35	795	822
Pool #FM5026,
2.00%, 12/1/50	1,594	1,658
Pool #FM5087,
2.00%, 12/1/50	744	773
Pool #MA0361,
4.00%, 3/1/30	93	99
Pool #MA0667,
4.00%, 3/1/31	255	275
Pool #MA0706,
4.50%, 4/1/31	294	325
Pool #MA0711,
3.50%, 4/1/31	159	169
Pool #MA0804,
4.00%, 7/1/31	170	185
Pool #MA0976,
3.50%, 2/1/32	351	374
Pool #MA1107,
3.50%, 7/1/32	456	493
Pool #MA1138,
3.50%, 8/1/32	248	268
Pool #MA1141,
3.00%, 8/1/32	127	134

NORTHERN FUNDS QUARTERLY REPORT     51    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #MA1200,
3.00%, 10/1/32	$696	$732
Pool #MA1239,
3.50%, 11/1/32	339	366
Pool #MA1432,
3.00%, 5/1/33	721	762
Pool #MA1511,
2.50%, 7/1/33	220	232
Pool #MA1764,
4.00%, 1/1/34	308	336
Pool #MA2320,
3.00%, 7/1/35	591	625
Pool #MA2473,
3.50%, 12/1/35	228	245
Pool #MA2489,
2.50%, 12/1/30	857	896
Pool #MA2512,
4.00%, 1/1/46	331	361
Pool #MA2670,
3.00%, 7/1/46	1,365	1,445
Pool #MA2672,
3.00%, 7/1/36	303	320
Pool #MA2705,
3.00%, 8/1/46	984	1,036
Pool #MA2737,
3.00%, 9/1/46	451	474
Pool #MA2738,
3.00%, 9/1/36	439	465
Pool #MA2771,
3.00%, 10/1/46	486	512
Pool #MA2775,
2.50%, 10/1/31	284	297
Pool #MA2781,
2.50%, 10/1/46	322	343
Pool #MA2804,
3.00%, 11/1/36	573	606
Pool #MA2817,
2.50%, 11/1/36	232	245
Pool #MA2841,
2.50%, 12/1/36	98	104
Pool #MA2863,
3.00%, 1/1/47	7,563	7,918
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #MA2895,
3.00%, 2/1/47	$447	$470
Pool #MA2929,
3.50%, 3/1/47	2,113	2,249
Pool #MA3028,
3.50%, 6/1/37	458	487
Pool #MA3057,
3.50%, 7/1/47	953	1,011
Pool #MA3058,
4.00%, 7/1/47	355	381
Pool #MA3059,
3.50%, 7/1/37	81	86
Pool #MA3073,
4.50%, 7/1/47	767	838
Pool #MA3127,
3.00%, 9/1/37	187	197
Pool #MA3150,
4.50%, 10/1/47	412	449
Pool #MA3181,
3.50%, 11/1/37	138	145
Pool #MA3182,
3.50%, 11/1/47	1,088	1,155
Pool #MA3184,
4.50%, 11/1/47	128	140
Pool #MA3185,
3.00%, 11/1/37	226	238
Pool #MA3188,
3.00%, 11/1/32	708	743
Pool #MA3211,
4.00%, 12/1/47	223	240
Pool #MA3239,
4.00%, 1/1/48	933	1,005
Pool #MA3276,
3.50%, 2/1/48	924	980
Pool #MA3281,
4.00%, 2/1/38	502	542
Pool #MA3334,
4.50%, 4/1/48	737	805
Pool #MA3385,
4.50%, 6/1/48	280	304
Pool #MA3412,
3.50%, 7/1/38	238	252

FIXED INCOME INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #MA3413,
4.00%, 7/1/38	$94	$101
Pool #MA3443,
4.00%, 8/1/48	264	281
Pool #MA3444,
4.50%, 8/1/48	262	285
Pool #MA3467,
4.00%, 9/1/48	253	270
Pool #MA3492,
4.00%, 10/1/38	78	83
Pool #MA3547,
3.00%, 12/1/33	442	464
Pool #MA3590,
4.00%, 2/1/39	82	87
Pool #MA3685,
3.00%, 6/1/49	410	430
Pool #MA3692,
3.50%, 7/1/49	344	364
Pool #MA3695,
3.00%, 7/1/34	178	186
Pool #MA3744,
3.00%, 8/1/49	464	486
Pool #MA3765,
2.50%, 9/1/49	778	821
Pool #MA3870,
2.50%, 12/1/49	355	374
Pool #MA3871,
3.00%, 12/1/49	426	446
Pool #MA3896,
2.50%, 1/1/35	2,393	2,494
Pool #MA3898,
3.50%, 1/1/35	965	1,022
Pool #MA3902,
2.50%, 1/1/50	358	377
Pool #MA3934,
3.00%, 2/1/40	292	306
Pool #MA3958,
3.00%, 3/1/40	304	320
Pool #MA4013,
2.50%, 5/1/35	493	514
Pool #MA4014,
3.00%, 5/1/35	845	891
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #MA4016,
2.50%, 5/1/40	$895	$945
Pool #MA4042,
2.00%, 6/1/35	903	944
Pool #MA4053,
2.50%, 6/1/35	1,766	1,842
Pool #MA4071,
2.00%, 7/1/40	470	489
Pool #MA4072,
2.50%, 7/1/40	471	497
Pool #MA4074,
2.00%, 7/1/35	1,393	1,456
Pool #MA4076,
3.00%, 7/1/35	1,828	1,919
Pool #MA4078,
2.50%, 7/1/50	2,566	2,708
Pool #MA4093,
2.00%, 8/1/40	241	251
Pool #MA4094,
2.50%, 8/1/40	480	507
Pool #MA4096,
2.50%, 8/1/50	1,549	1,635
Pool #MA4099,
2.50%, 8/1/35	1,699	1,776
Pool #MA4100,
2.00%, 8/1/50	2,434	2,528
Pool #MA4119,
2.00%, 9/1/50	2,738	2,844
Pool #MA4122,
1.50%, 9/1/35	485	499
Pool #MA4123,
2.00%, 9/1/35	1,928	2,016
Pool #MA4128,
2.00%, 9/1/40	683	711
Pool #MA4129,
2.50%, 9/1/40	486	513
Pool #MA4153,
2.50%, 10/1/40	197	208
Pool #MA4154,
1.50%, 10/1/35	682	702
Pool #MA4155,
2.00%, 10/1/35	1,947	2,036

NORTHERN FUNDS QUARTERLY REPORT     53    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Fannie Mae – 13.8%continued
Pool #MA4176,
2.00%, 11/1/40	$1,091	$1,134
Pool #MA4228,
1/1/36(13)	1,000	1,029
Pool #MA4232,
1/1/41(13)	500	520
Pool #MA4254,
1/1/51(13)	640	647
Pool #MA4266,
1/1/41(13)	1,300	1,327
Pool TBA,
1/1/51(13)	51,300	53,947
		477,753
Federal Farm Credit Bank – 0.1%
0.26%, 6/22/22	2,000	2,004
1.38%, 10/11/22	1,000	1,021
0.73%, 5/27/25	2,000	2,003
		5,028
Federal Home Loan Bank – 0.2%
2.13%, 6/10/22	1,000	1,029
1.88%, 12/9/22	3,000	3,101
1.38%, 2/17/23	3,500	3,591
5.50%, 7/15/36	500	772
		8,493
Freddie Mac – 7.6%
Federal Home Loan Mortgage Corp.,
0.13%, 7/25/22	1,000	1,000
0.38%, 5/5/23	2,000	2,010
0.25%, 6/26/23	1,000	1,002
0.25%, 8/24/23	2,500	2,505
0.25%, 12/4/23	3,000	3,003
0.38%, 9/23/25	2,000	1,997
Freddie Mac,
2.38%, 1/13/22	1,500	1,535
2.75%, 6/19/23	1,000	1,063
6.75%, 3/15/31	1,200	1,849
Freddie Mac Multifamily Structured Pass Through Certificates, Series K023, Class A2,
2.31%, 8/25/22	350	360
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K024, Class A2,
2.57%, 9/25/22	$200	$206
Freddie Mac Multifamily Structured Pass Through Certificates, Series K028, Class A2,
3.11%, 2/25/23	300	316
Freddie Mac Multifamily Structured Pass Through Certificates, Series K029, Class A2,
3.32%, 2/25/23(2) (3)	250	264
Freddie Mac Multifamily Structured Pass Through Certificates, Series K030, Class A2,
3.25%, 4/25/23	300	317
Freddie Mac Multifamily Structured Pass Through Certificates, Series K031, Class A2,
3.30%, 4/25/23	227	241
Freddie Mac Multifamily Structured Pass Through Certificates, Series K032, Class A2,
3.31%, 5/25/23	365	390
Freddie Mac Multifamily Structured Pass Through Certificates, Series K033, Class A2,
3.06%, 7/25/23	350	372
Freddie Mac Multifamily Structured Pass Through Certificates, Series K036, Class A2,
3.53%, 10/25/23	1,000	1,080
Freddie Mac Multifamily Structured Pass Through Certificates, Series K038, Class A2,
3.39%, 3/25/24	295	321
Freddie Mac Multifamily Structured Pass Through Certificates, Series K040, Class A2,
3.24%, 9/25/24	300	329
Freddie Mac Multifamily Structured Pass Through Certificates, Series K041, Class A2,
3.17%, 10/25/24	300	329

FIXED INCOME INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class A2,
2.67%, 12/25/24	$200	$216
Freddie Mac Multifamily Structured Pass Through Certificates, Series K043, Class A2,
3.06%, 12/25/24	200	220
Freddie Mac Multifamily Structured Pass Through Certificates, Series K046, Class A2,
3.21%, 3/25/25	250	277
Freddie Mac Multifamily Structured Pass Through Certificates, Series K047, Class A2,
3.33%, 5/25/25	500	557
Freddie Mac Multifamily Structured Pass Through Certificates, Series K051, Class A2,
3.31%, 9/25/25	300	336
Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2,
3.00%, 12/25/25	300	333
Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2,
2.75%, 1/25/26	250	275
Freddie Mac Multifamily Structured Pass Through Certificates, Series K055, Class A2,
2.67%, 3/25/26	500	549
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,
2.53%, 5/25/26	400	437
Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 8/25/26	250	276
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A2,
3.12%, 9/25/26	100	113
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	$350	$400
Freddie Mac Multifamily Structured Pass Through Certificates, Series K066, Class A2,
3.12%, 6/25/27	350	398
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	286
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	172
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	200	229
Freddie Mac Multifamily Structured Pass Through Certificates, Series K070, Class A2,
3.30%, 11/25/27	150	173
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	174
Freddie Mac Multifamily Structured Pass Through Certificates, Series K073, Class A2,
3.35%, 1/25/28	150	174
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	150	176
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	150	177
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	200	239

NORTHERN FUNDS QUARTERLY REPORT     55    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	$200	$238
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	150	179
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	200	240
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	200	240
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	240
Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2,
3.92%, 9/25/28	350	421
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	243
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	240
Freddie Mac Multifamily Structured Pass Through Certificates, Series K088, Class A2,
3.69%, 1/25/29	100	119
Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2,
3.42%, 2/25/29	500	587
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	150	177
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	$300	$350
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	200	228
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,
2.90%, 6/25/29	300	342
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,
2.54%, 10/25/29	250	278
Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,
2.25%, 1/25/30	250	272
Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,
1.87%, 1/25/30	200	212
Freddie Mac Multifamily Structured Pass Through Certificates, Series K109, Class A2,
1.56%, 4/25/30	500	519
Freddie Mac Multifamily Structured Pass Through Certificates, Series K110, Class A2,
1.48%, 4/25/30	500	514
Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,
1.35%, 5/25/30	500	508
Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,
1.31%, 5/25/30	500	506
Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,
1.34%, 6/25/30	500	508

FIXED INCOME INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K116, Class A2,
1.38%, 7/25/30	$150	$153
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,
1.41%, 8/25/30	100	102
Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,
1.57%, 9/25/30	250	259
Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,
1.52%, 11/25/30	200	208
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	121
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	100	124
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	100	117
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	100	122
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,
2.99%, 5/25/31	100	113
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,
3.06%, 4/25/34	100	115
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,
1.94%, 2/25/35	100	104
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,
1.72%, 7/25/35	$200	$202
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,
1.86%, 10/25/35	150	155
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	117
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	100	122
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	123
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	100	125
Freddie Mac Multifamily Structured Pass Through Certificates, Series K719, Class A2,
2.73%, 6/25/22	39	40
Freddie Mac Multifamily Structured Pass Through Certificates, Series K721, Class A2,
3.09%, 8/25/22	250	258
Freddie Mac Multifamily Structured Pass Through Certificates, Series K722, Class A2,
2.41%, 3/25/23	250	260
Freddie Mac Multifamily Structured Pass Through Certificates, Series K723, Class A2,
2.45%, 8/25/23	250	262
Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2,
3.14%, 10/25/24	200	218

NORTHERN FUNDS QUARTERLY REPORT     57    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	$200	$222
Freddie Mac Multifamily Structured Pass Through Certificates, Series K731, Class A2,
3.60%, 2/25/25	150	165
Freddie Mac Multifamily Structured Pass Through Certificates, Series K732, Class A2,
3.70%, 5/25/25	400	445
Freddie Mac Multifamily Structured Pass Through Certificates, Series K733, Class A2,
3.75%, 8/25/25	500	561
Freddie Mac Multifamily Structured Pass Through Certificates, Series K734, Class A2,
3.21%, 2/25/26	200	223
Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2,
2.86%, 5/25/26	150	165
Freddie Mac Multifamily Structured Pass Through Certificates, Series K740, Class A2,
1.47%, 9/25/27	400	415
Pool #QA0127,
3.50%, 6/1/49	1,542	1,641
Pool #QA1132,
3.50%, 7/1/49	578	609
Pool #QA1263,
3.50%, 7/1/49	626	666
Pool #QA1752,
3.50%, 8/1/49	2,873	3,032
Pool #QA1883,
4.00%, 8/1/49	1,014	1,100
Pool #QA3149,
3.00%, 10/1/49	577	619
Pool #QA4699,
3.00%, 11/1/49	517	542
Pool #QA8043,
3.00%, 3/1/50	3,057	3,270
Pool #QB0211,
2.50%, 6/1/50	866	914
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Pool #QB2516,
2.50%, 8/1/50	$679	$717
Pool #QB2682,
2.50%, 8/1/50	670	707
Pool #QB2966,
2.50%, 9/1/50	223	235
Pool #QB3199,
2.00%, 9/1/50	998	1,037
Pool #QB4467,
2.00%, 10/1/50	1,765	1,839
Pool #QB5079,
2.00%, 11/1/50	2,026	2,124
Pool #QB5128,
2.00%, 10/1/50	1,299	1,349
Pool #QB5507,
2.00%, 11/1/50	987	1,029
Pool #QB6246,
2.00%, 12/1/50	489	514
Pool #QB6448,
2.00%, 12/1/50	1,394	1,448
Pool #QN0818,
2.50%, 10/1/34	648	676
Pool #QN4614,
12/1/35(13)	320	331
Pool #RA1196,
4.00%, 8/1/49	2,600	2,772
Pool #RA1343,
3.00%, 9/1/49	4,833	5,152
Pool #RA1493,
3.00%, 10/1/49	8,367	8,941
Pool #RA1501,
3.00%, 10/1/49	459	481
Pool #RA2010,
3.50%, 1/1/50	707	749
Pool #RA2117,
3.00%, 2/1/50	595	637
Pool #RA2386,
3.00%, 4/1/50	1,636	1,746
Pool #RA2457,
3.00%, 4/1/50	933	1,002
Pool #RA2730,
2.50%, 6/1/50	446	474

FIXED INCOME INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Pool #RA2790,
2.50%, 6/1/50	$869	$917
Pool #RA2853,
2.50%, 6/1/50	1,075	1,134
Pool #RA2959,
2.50%, 7/1/50	1,089	1,149
Pool #RA3086,
2.50%, 7/1/50	884	933
Pool #RA3306,
2.50%, 8/1/50	572	604
Pool #RA3517,
2.00%, 9/1/50	1,363	1,418
Pool #RA3524,
2.00%, 9/1/50	2,671	2,775
Pool #RA3563,
2.00%, 9/1/50	1,403	1,458
Pool #RA3578,
2.00%, 9/1/50	1,868	1,940
Pool #RA3580,
2.00%, 9/1/50	1,657	1,726
Pool #RA3653,
1.50%, 10/1/50	790	805
Pool #RA3662,
2.50%, 10/1/50	1,005	1,060
Pool #RA3663,
2.50%, 10/1/50	949	1,004
Pool #RA3723,
2.00%, 10/1/50	1,809	1,879
Pool #RA3765,
2.50%, 10/1/50	1,013	1,069
Pool #RA3908,
1.50%, 11/1/50	720	731
Pool #RA4209,
12/1/50(13)	2,300	2,325
Pool #RB5032,
2.50%, 2/1/40	186	197
Pool #RB5033,
3.00%, 2/1/40	720	757
Pool #RB5043,
2.50%, 4/1/40	358	377
Pool #RB5048,
2.50%, 5/1/40	165	174
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Pool #RB5059,
2.50%, 7/1/40	$187	$197
Pool #RB5066,
2.50%, 8/1/40	477	504
Pool #RB5072,
2.50%, 9/1/40	487	514
Pool #RB5076,
2.00%, 8/1/40	909	946
Pool #RB5078,
2.50%, 10/1/40	294	310
Pool #RB5085,
2.00%, 11/1/40	694	722
Pool #RB5090,
2.00%, 12/1/40	797	828
Pool #RB5095,
1/1/41(13)	500	520
Pool #SB0048,
3.00%, 8/1/34	1,158	1,231
Pool #SB0330,
2.00%, 5/1/35	690	721
Pool #SB0434,
2.00%, 10/1/35	1,088	1,140
Pool #SB8045,
2.50%, 5/1/35	410	427
Pool #SB8046,
3.00%, 5/1/35	847	892
Pool #SB8049,
2.50%, 6/1/35	1,310	1,366
Pool #SB8052,
2.00%, 7/1/35	924	966
Pool #SB8057,
2.00%, 8/1/35	1,136	1,187
Pool #SB8058,
2.50%, 8/1/35	1,413	1,477
Pool #SB8061,
2.00%, 9/1/35	1,923	2,010
Pool #SB8062,
2.50%, 9/1/35	955	999
Pool #SB8067,
1.50%, 9/1/35	478	492
Pool #SB8068,
1.50%, 10/1/35	487	501

NORTHERN FUNDS QUARTERLY REPORT     59    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Pool #SB8069,
2.00%, 10/1/35	$1,461	$1,527
Pool #SB8073,
1.50%, 11/1/35	591	608
Pool #SB8078,
1.50%, 12/1/35	1,192	1,227
Pool #SB8083,
1/1/36(13)	680	700
Pool #SB8501,
2.00%, 8/1/35	1,050	1,104
Pool #SD0163,
3.00%, 12/1/49	1,306	1,402
Pool #SD0261,
3.00%, 2/1/50	543	576
Pool #SD0262,
3.50%, 2/1/50	824	894
Pool #SD0410,
2.50%, 8/1/50	1,924	2,037
Pool #SD0414,
2.50%, 8/1/50	405	428
Pool #SD0467,
2.00%, 12/1/50	684	716
Pool #SD7512,
3.00%, 2/1/50	918	983
Pool #SD8019,
4.50%, 10/1/49	1,073	1,164
Pool #SD8023,
2.50%, 11/1/49	679	716
Pool #SD8029,
2.50%, 12/1/49	728	768
Pool #SD8037,
2.50%, 1/1/50	739	779
Pool #SD8083,
2.50%, 8/1/50	1,381	1,457
Pool #SD8090,
2.00%, 9/1/50	3,402	3,534
Pool #SD8097,
2.00%, 8/1/50	3,170	3,294
Pool #SD8112,
1.50%, 12/1/50	1,470	1,486
Pool #ZA1036,
4.50%, 2/1/40	149	167
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Pool #ZA1159,
3.50%, 4/1/42	$380	$420
Pool #ZA1165,
3.50%, 4/1/42	671	721
Pool #ZA1254,
3.00%, 10/1/42	1,809	1,930
Pool #ZA1334,
3.50%, 7/1/42	231	248
Pool #ZA1361,
3.50%, 5/1/43	321	348
Pool #ZA1375,
4.00%, 9/1/44	227	248
Pool #ZA1378,
3.50%, 10/1/44	321	345
Pool #ZA2773,
2.50%, 8/1/27	131	137
Pool #ZA3862,
2.50%, 5/1/31	480	510
Pool #ZA4194,
3.00%, 4/1/43	348	379
Pool #ZA4214,
3.00%, 5/1/43	552	602
Pool #ZA4715,
4.00%, 9/1/46	1,672	1,838
Pool #ZA5107,
4.00%, 11/1/47	483	517
Pool #ZA5642,
4.00%, 9/1/48	783	836
Pool #ZA5950,
4.50%, 11/1/48	1,692	1,832
Pool #ZI6135,
5.00%, 9/1/34	567	656
Pool #ZI6854,
4.50%, 12/1/37	49	54
Pool #ZI7645,
5.00%, 6/1/38	211	245
Pool #ZI8519,
4.50%, 2/1/39	34	38
Pool #ZI9157,
4.50%, 9/1/39	915	1,027
Pool #ZI9349,
4.50%, 10/1/39	502	561

FIXED INCOME INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Pool #ZI9657,
4.50%, 1/1/40	$516	$580
Pool #ZI9862,
4.50%, 3/1/40	301	341
Pool #ZI9939,
4.50%, 4/1/40	201	226
Pool #ZJ0631,
4.50%, 10/1/40	300	337
Pool #ZJ1046,
4.00%, 1/1/41	311	343
Pool #ZJ1052,
4.00%, 1/1/41	238	261
Pool #ZJ1228,
4.00%, 2/1/41	487	535
Pool #ZJ1359,
4.50%, 3/1/41	206	231
Pool #ZK5468,
2.00%, 5/1/28	626	657
Pool #ZK7259,
2.50%, 4/1/30	581	618
Pool #ZK7533,
2.50%, 7/1/30	351	367
Pool #ZL1714,
4.50%, 7/1/41	296	333
Pool #ZL1806,
4.50%, 8/1/41	801	899
Pool #ZL1922,
4.00%, 9/1/41	125	137
Pool #ZL2350,
3.50%, 11/1/41	162	175
Pool #ZL3211,
3.50%, 6/1/42	539	592
Pool #ZL3245,
4.00%, 6/1/42	956	1,051
Pool #ZL3535,
3.50%, 8/1/42	873	969
Pool #ZL3551,
3.50%, 8/1/42	790	859
Pool #ZL4634,
3.00%, 1/1/43	2,638	2,809
Pool #ZL4709,
3.00%, 1/1/43	546	582
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Pool #ZL5074,
3.00%, 2/1/43	$253	$270
Pool #ZL5915,
3.50%, 5/1/43	1,195	1,289
Pool #ZL5927,
3.00%, 5/1/43	301	328
Pool #ZL6381,
3.00%, 6/1/43	592	629
Pool #ZL6467,
3.00%, 7/1/43	449	478
Pool #ZL6676,
3.00%, 8/1/43	827	881
Pool #ZL6920,
3.50%, 8/1/43	231	248
Pool #ZL7780,
4.00%, 2/1/44	480	530
Pool #ZL8299,
3.50%, 7/1/44	1,582	1,720
Pool #ZL8300,
4.00%, 7/1/44	1,169	1,279
Pool #ZL8709,
4.00%, 11/1/44	444	489
Pool #ZM0489,
4.00%, 11/1/45	498	539
Pool #ZM0617,
3.50%, 12/1/45	469	510
Pool #ZM1120,
3.00%, 5/1/46	2,048	2,214
Pool #ZM1194,
3.00%, 6/1/46	625	657
Pool #ZM1933,
3.00%, 10/1/46	664	698
Pool #ZM2167,
3.00%, 11/1/46	1,015	1,068
Pool #ZM2286,
3.50%, 12/1/46	1,837	1,958
Pool #ZM3525,
3.50%, 6/1/47	234	254
Pool #ZM3933,
3.50%, 8/1/47	869	941
Pool #ZM4305,
3.50%, 9/1/47	984	1,046

NORTHERN FUNDS QUARTERLY REPORT     61    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Pool #ZM4601,
3.50%, 10/1/47	$1,421	$1,510
Pool #ZM4711,
4.00%, 11/1/47	1,970	2,115
Pool #ZM4736,
3.50%, 11/1/47	381	405
Pool #ZM4908,
3.50%, 11/1/47	770	816
Pool #ZM5133,
3.50%, 12/1/47	324	344
Pool #ZM5397,
3.50%, 1/1/48	825	874
Pool #ZM5659,
3.50%, 2/1/48	671	711
Pool #ZM5917,
4.00%, 3/1/48	551	589
Pool #ZM6682,
4.50%, 5/1/48	497	540
Pool #ZM7370,
4.00%, 7/1/48	354	379
Pool #ZM7378,
5.00%, 7/1/48	365	405
Pool #ZM7849,
4.00%, 8/1/48	199	212
Pool #ZM8045,
4.00%, 9/1/48	547	584
Pool #ZM8575,
4.50%, 10/1/48	422	456
Pool #ZN1506,
3.50%, 11/1/48	1,050	1,142
Pool #ZN3447,
3.50%, 2/1/49	345	370
Pool #ZS0932,
4.50%, 8/1/34	17	19
Pool #ZS0971,
5.00%, 12/1/35	161	187
Pool #ZS1567,
5.00%, 8/1/37	20	24
Pool #ZS2391,
5.00%, 9/1/38	40	46
Pool #ZS2499,
5.00%, 3/1/38	93	108
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Pool #ZS2533,
4.50%, 2/1/39	$101	$113
Pool #ZS2827,
4.50%, 11/1/39	243	275
Pool #ZS2905,
4.50%, 4/1/40	322	362
Pool #ZS3554,
3.50%, 7/1/42	373	406
Pool #ZS3596,
4.00%, 6/1/42	1,019	1,123
Pool #ZS3613,
4.00%, 8/1/42	609	671
Pool #ZS3792,
2.50%, 7/1/43	470	503
Pool #ZS4078,
3.50%, 1/1/45	563	616
Pool #ZS4100,
3.50%, 3/1/45	1,075	1,166
Pool #ZS4127,
4.50%, 7/1/44	290	326
Pool #ZS4472,
3.50%, 2/1/42	428	460
Pool #ZS4522,
3.00%, 7/1/43	1,494	1,589
Pool #ZS4536,
3.50%, 10/1/43	577	622
Pool #ZS4584,
3.00%, 9/1/44	231	245
Pool #ZS4590,
3.00%, 11/1/44	2,263	2,390
Pool #ZS4600,
4.00%, 1/1/45	682	745
Pool #ZS4607,
3.50%, 3/1/45	868	929
Pool #ZS4617,
3.00%, 6/1/45	413	435
Pool #ZS4618,
3.50%, 6/1/45	703	752
Pool #ZS4621,
3.00%, 7/1/45	1,007	1,061
Pool #ZS4627,
4.00%, 8/1/45	237	258

FIXED INCOME INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Pool #ZS4629,
3.00%, 9/1/45	$3,001	$3,161
Pool #ZS4630,
3.50%, 9/1/45	506	541
Pool #ZS4634,
4.00%, 10/1/45	292	317
Pool #ZS4639,
4.00%, 11/1/45	289	313
Pool #ZS4642,
3.50%, 12/1/45	999	1,068
Pool #ZS4655,
3.50%, 3/1/46	505	544
Pool #ZS4667,
3.00%, 6/1/46	672	707
Pool #ZS4671,
3.00%, 8/1/46	1,472	1,548
Pool #ZS4677,
3.00%, 9/1/46	414	435
Pool #ZS4682,
3.00%, 10/1/46	544	575
Pool #ZS4703,
3.00%, 2/1/47	387	409
Pool #ZS4722,
3.50%, 6/1/47	507	538
Pool #ZS4730,
3.50%, 8/1/47	194	206
Pool #ZS4740,
4.00%, 10/1/47	871	934
Pool #ZS4743,
3.50%, 11/1/47	1,231	1,306
Pool #ZS4745,
4.50%, 11/1/47	869	948
Pool #ZS4747,
3.50%, 12/1/47	334	354
Pool #ZS4748,
4.00%, 12/1/47	929	997
Pool #ZS4749,
4.50%, 12/1/47	291	317
Pool #ZS4752,
4.00%, 1/1/48	776	834
Pool #ZS4759,
3.50%, 3/1/48	773	820
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Pool #ZS4769,
4.00%, 5/1/48	$458	$491
Pool #ZS4773,
4.50%, 6/1/48	146	159
Pool #ZS4781,
4.50%, 7/1/48	351	381
Pool #ZS4785,
4.00%, 8/1/48	363	388
Pool #ZS6948,
2.50%, 11/1/28	353	372
Pool #ZS8023,
2.00%, 8/1/32	97	102
Pool #ZS8495,
2.50%, 8/1/28	1,396	1,460
Pool #ZS8628,
2.00%, 11/1/31	158	166
Pool #ZS8639,
2.00%, 1/1/32	55	58
Pool #ZS9449,
3.50%, 8/1/45	607	661
Pool #ZS9495,
3.50%, 10/1/45	918	1,004
Pool #ZS9580,
3.50%, 12/1/45	844	915
Pool #ZS9618,
3.50%, 3/1/46	1,550	1,682
Pool #ZS9805,
3.00%, 9/1/46	873	935
Pool #ZS9813,
3.00%, 9/1/46	884	954
Pool #ZS9827,
3.00%, 10/1/46	705	764
Pool #ZS9828,
3.00%, 10/1/46	706	761
Pool #ZT0000,
3.00%, 1/1/47	2,815	3,057
Pool #ZT0074,
3.50%, 3/1/47	2,622	2,821
Pool #ZT0495,
4.50%, 8/1/48	178	193
Pool #ZT0524,
4.50%, 9/1/48	695	761

NORTHERN FUNDS QUARTERLY REPORT     63    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac – 7.6%continued
Pool #ZT0712,
4.00%, 10/1/48	$525	$560
Pool #ZT0787,
4.00%, 10/1/48	544	580
Pool #ZT1702,
4.00%, 1/1/49	1,053	1,123
Pool #ZT2091,
3.00%, 6/1/34	218	228
		262,506
Freddie Mac Gold – 0.9%
Pool #A16753,
5.00%, 11/1/33	32	36
Pool #A17665,
5.00%, 1/1/34	38	45
Pool #A27950,
5.50%, 11/1/34	163	191
Pool #A31136,
5.50%, 1/1/35	182	207
Pool #A39306,
5.50%, 11/1/35	85	100
Pool #A46224,
5.00%, 7/1/35	14	16
Pool #A48104,
5.00%, 1/1/36	51	60
Pool #A51296,
6.00%, 8/1/36	3	4
Pool #A56110,
5.50%, 12/1/36	111	124
Pool #A57604,
5.00%, 3/1/37	86	99
Pool #A58718,
5.50%, 3/1/37	12	13
Pool #A59081,
5.50%, 4/1/37	88	104
Pool #A61560,
5.50%, 10/1/36	169	199
Pool #A61597,
5.50%, 12/1/35	31	35
Pool #A64474,
5.50%, 9/1/37	11	13
Pool #A67116,
7.00%, 10/1/37	14	17
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac Gold – 0.9%continued
Pool #A68761,
5.50%, 9/1/37	$118	$133
Pool #A69303,
6.00%, 11/1/37	15	18
Pool #A73778,
5.00%, 2/1/38	57	67
Pool #A74134,
7.00%, 2/1/38	20	22
Pool #A81606,
6.00%, 9/1/38	16	18
Pool #A83008,
5.50%, 11/1/38	171	201
Pool #A91541,
5.00%, 3/1/40	132	153
Pool #C91009,
5.00%, 11/1/26	5	5
Pool #C91247,
5.00%, 4/1/29	73	81
Pool #C91354,
4.00%, 1/1/31	253	273
Pool #C91370,
4.50%, 5/1/31	129	143
Pool #C91388,
3.50%, 2/1/32	155	165
Pool #C91402,
4.00%, 10/1/31	218	238
Pool #C91408,
3.50%, 11/1/31	153	163
Pool #C91485,
3.50%, 8/1/32	240	260
Pool #C91811,
4.00%, 1/1/35	117	128
Pool #C91826,
3.00%, 5/1/35	189	199
Pool #C91858,
3.00%, 12/1/35	194	205
Pool #C91879,
3.00%, 6/1/36	222	234
Pool #C91891,
3.00%, 9/1/36	252	267
Pool #C91904,
2.50%, 11/1/36	154	163

FIXED INCOME INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac Gold – 0.9%continued
Pool #C91908,
3.00%, 1/1/37	$104	$110
Pool #C91949,
3.00%, 9/1/37	235	247
Pool #C91955,
3.00%, 10/1/37	199	210
Pool #C91970,
3.50%, 1/1/38	271	288
Pool #C91971,
4.00%, 1/1/38	105	113
Pool #C92003,
3.50%, 7/1/38	145	153
Pool #C92010,
4.00%, 8/1/38	222	238
Pool #D97564,
5.00%, 1/1/28	89	98
Pool #D99094,
3.00%, 3/1/32	148	156
Pool #E03033,
3.00%, 2/1/27	264	277
Pool #E04044,
3.50%, 8/1/27	491	521
Pool #G02064,
5.00%, 2/1/36	76	88
Pool #G02069,
5.50%, 3/1/36	11	13
Pool #G02386,
6.00%, 11/1/36	118	141
Pool #G02391,
6.00%, 11/1/36	4	4
Pool #G02540,
5.00%, 11/1/34	39	45
Pool #G02649,
6.00%, 1/1/37	5	5
Pool #G02702,
6.50%, 1/1/37	11	12
Pool #G02789,
6.00%, 4/1/37	517	616
Pool #G02911,
6.00%, 4/1/37	6	7
Pool #G02973,
6.00%, 6/1/37	17	20
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac Gold – 0.9%continued
Pool #G03121,
5.00%, 6/1/36	$61	$71
Pool #G03134,
5.50%, 8/1/36	29	34
Pool #G03218,
6.00%, 9/1/37	19	23
Pool #G03351,
6.00%, 9/1/37	31	37
Pool #G03513,
6.00%, 11/1/37	37	44
Pool #G03600,
7.00%, 11/1/37	16	19
Pool #G03737,
6.50%, 11/1/37	228	260
Pool #G03992,
6.00%, 3/1/38	45	53
Pool #G04287,
5.00%, 5/1/38	57	66
Pool #G04459,
5.50%, 6/1/38	56	66
Pool #G04611,
6.00%, 7/1/38	121	144
Pool #G04650,
6.50%, 9/1/38	67	76
Pool #G05733,
5.00%, 11/1/39	196	228
Pool #G05969,
5.00%, 8/1/40	102	118
Pool #G05971,
5.50%, 8/1/40	484	563
Pool #G06020,
5.50%, 12/1/39	445	524
Pool #G06767,
5.00%, 10/1/41	383	446
Pool #G06947,
6.00%, 5/1/40	130	154
Pool #G08189,
7.00%, 3/1/37	24	29
Pool #G08192,
5.50%, 4/1/37	26	31
Pool #G08341,
5.00%, 4/1/39	483	559

NORTHERN FUNDS QUARTERLY REPORT     65    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac Gold – 0.9%continued
Pool #G12571,
4.00%, 1/1/22	$1	$1
Pool #G12837,
4.50%, 4/1/22	1	1
Pool #G12868,
5.00%, 11/1/22	14	14
Pool #G12869,
5.00%, 9/1/22	7	8
Pool #G13136,
4.50%, 5/1/23	16	17
Pool #G13151,
6.00%, 3/1/23	7	7
Pool #G13201,
4.50%, 7/1/23	11	11
Pool #G13433,
5.50%, 1/1/24	15	16
Pool #G14168,
5.50%, 12/1/24	15	16
Pool #G14239,
4.00%, 9/1/26	438	466
Pool #G14554,
4.50%, 7/1/26	30	31
Pool #G14891,
3.00%, 10/1/28	210	225
Pool #G15134,
3.00%, 5/1/29	153	164
Pool #G15468,
3.50%, 12/1/29	289	313
Pool #G16562,
3.50%, 8/1/33	553	598
Pool #G16600,
3.00%, 7/1/33	2,135	2,292
Pool #G16774,
3.50%, 2/1/34	383	407
Pool #G16786,
4.00%, 4/1/34	502	535
Pool #G18220,
6.00%, 11/1/22	2	2
Pool #G18420,
3.00%, 1/1/27	341	359
Pool #G18438,
2.50%, 6/1/27	176	184
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac Gold – 0.9%continued
Pool #G18442,
3.50%, 8/1/27	$295	$316
Pool #G18571,
2.50%, 10/1/30	284	297
Pool #G18601,
3.00%, 5/1/31	390	410
Pool #G18626,
2.50%, 1/1/32	2,202	2,302
Pool #G18664,
3.50%, 10/1/32	230	246
Pool #G18681,
3.00%, 3/1/33	837	879
Pool #G30327,
4.50%, 1/1/27	15	16
Pool #G30835,
3.50%, 12/1/35	222	240
Pool #G31020,
2.50%, 2/1/37	57	60
Pool #G31057,
3.00%, 2/1/38	306	322
Pool #J00991,
4.00%, 1/1/21(12)	—	—
Pool #J03041,
6.00%, 7/1/21	1	1
Pool #J03736,
5.50%, 11/1/21	2	2
Pool #J05307,
4.50%, 8/1/22	2	2
Pool #J06465,
6.00%, 11/1/22	1	1
Pool #J06476,
5.50%, 11/1/22	4	4
Pool #J08202,
5.00%, 7/1/23	5	5
Pool #J08454,
5.00%, 8/1/23	6	6
Pool #J08913,
5.50%, 10/1/23	8	8
Pool #J09148,
5.00%, 12/1/23	21	22
Pool #J09305,
5.00%, 2/1/24	25	27

FIXED INCOME INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac Gold – 0.9%continued
Pool #J09463,
5.00%, 3/1/24	$22	$23
Pool #J11136,
4.00%, 11/1/24	17	18
Pool #J12098,
4.50%, 4/1/25	177	187
Pool #J14808,
3.50%, 3/1/26	207	220
Pool #J16932,
3.00%, 10/1/26	172	183
Pool #J17055,
3.00%, 11/1/26	107	112
Pool #J17232,
3.00%, 11/1/26	149	159
Pool #J17932,
3.00%, 3/1/27	226	241
Pool #J20834,
2.50%, 10/1/27	336	353
Pool #J21601,
2.50%, 12/1/27	1,257	1,315
Pool #J22069,
2.50%, 1/1/28	87	92
Pool #J22986,
2.50%, 3/1/28	701	741
Pool #J30435,
3.00%, 1/1/30	393	422
Pool #J32244,
3.00%, 7/1/30	1,358	1,448
Pool #J34252,
3.50%, 4/1/31	64	69
Pool #K90071,
3.00%, 2/1/33	538	566
Pool #K90641,
3.50%, 6/1/33	68	74
Pool #K90791,
3.00%, 7/1/33	266	286
Pool #K91490,
3.50%, 1/1/34	408	434
Pool #K92325,
3.00%, 1/1/35	304	326
Pool #V60268,
3.00%, 9/1/28	621	667
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Freddie Mac Gold – 0.9%continued
Pool #V60886,
2.50%, 8/1/30	$176	$188
Pool #V60902,
2.50%, 8/1/30	146	155
Pool #V61347,
2.50%, 10/1/31	537	567
		30,985
Government National Mortgage Association – 0.1%
Pool TBA,
1/1/51(13)	4,600	4,873
Government National Mortgage Association I – 0.5%
Pool #510835,
5.50%, 2/15/35	17	20
Pool #553463,
3.50%, 1/15/42	466	500
Pool #597889,
5.50%, 6/15/33	103	114
Pool #614169,
5.00%, 7/15/33	26	29
Pool #616879,
3.50%, 2/15/42	330	366
Pool #617739,
6.00%, 10/15/37	8	9
Pool #634431,
6.00%, 9/15/34	14	16
Pool #641416,
5.50%, 4/15/35	118	134
Pool #646341,
6.00%, 11/15/36	26	30
Pool #648538,
5.00%, 12/15/35	57	62
Pool #651753,
5.50%, 3/15/36	8	9
Pool #670030,
3.00%, 7/15/45	382	401
Pool #675211,
6.50%, 3/15/38	6	7
Pool #675484,
5.50%, 6/15/38	38	44
Pool #676360,
6.50%, 10/15/37	4	5
Pool #682899,
6.00%, 9/15/40	127	145

NORTHERN FUNDS QUARTERLY REPORT     67    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Government National Mortgage Association I – 0.5%continued
Pool #687824,
5.50%, 8/15/38	$74	$87
Pool #687900,
5.00%, 9/15/38	81	90
Pool #687901,
5.00%, 9/15/38	64	73
Pool #692309,
6.00%, 1/15/39	31	36
Pool #697645,
5.50%, 10/15/38	28	33
Pool #698236,
5.00%, 6/15/39	191	218
Pool #698336,
4.50%, 5/15/39	205	228
Pool #699277,
6.00%, 9/15/38	7	8
Pool #700918,
5.50%, 11/15/38	71	82
Pool #700972,
5.50%, 11/15/38	19	22
Pool #701196,
6.00%, 10/15/38	5	6
Pool #703677,
5.50%, 6/15/39	101	116
Pool #704185,
5.50%, 1/15/39	23	26
Pool #704514,
4.50%, 5/15/39	378	428
Pool #704624,
4.50%, 7/15/39	1,151	1,320
Pool #717175,
4.50%, 6/15/39	213	242
Pool #719262,
5.00%, 8/15/40	107	123
Pool #720065,
4.50%, 6/15/39	706	799
Pool #720202,
4.50%, 7/15/39	172	192
Pool #723231,
4.00%, 10/15/39	160	173
Pool #723339,
5.00%, 9/15/39	90	102
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Government National Mortgage Association I – 0.5%continued
Pool #726085,
4.00%, 11/15/24	$54	$57
Pool #728629,
4.50%, 1/15/40	281	318
Pool #733663,
4.50%, 5/15/40	741	826
Pool #736768,
3.00%, 11/15/42	849	897
Pool #737286,
4.50%, 5/15/40	265	300
Pool #737416,
3.50%, 9/15/25	37	39
Pool #738134,
3.50%, 4/15/26	88	93
Pool #738247,
4.50%, 4/15/41	111	124
Pool #745215,
4.00%, 7/15/25	41	44
Pool #747643,
4.50%, 8/15/40	403	452
Pool #760874,
3.50%, 2/15/26	95	101
Pool #768800,
4.50%, 6/15/41	57	64
Pool #773939,
4.00%, 11/15/41	315	346
Pool #778957,
3.50%, 3/15/42	446	493
Pool #782131,
5.50%, 12/15/36	31	36
Pool #782150,
5.50%, 4/15/37	40	47
Pool #782259,
5.00%, 2/15/36	76	88
Pool #782272,
5.50%, 2/15/38	69	80
Pool #782498,
6.00%, 12/15/38	32	37
Pool #782565,
5.00%, 2/15/39	798	918
Pool #782584,
5.00%, 3/15/39	40	46

FIXED INCOME INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Government National Mortgage Association I – 0.5%continued
Pool #782675,
4.50%, 6/15/24	$36	$37
Pool #782696,
5.00%, 6/15/39	177	204
Pool #782831,
6.00%, 12/15/39	24	29
Pool #783176,
4.00%, 11/15/40	473	516
Pool #783467,
4.00%, 10/15/41	1,368	1,493
Pool #783740,
2.50%, 12/15/27	130	135
Pool #AA5391,
3.50%, 6/15/42	25	28
Pool #AA6089,
3.00%, 2/15/43	310	340
Pool #AB2761,
3.50%, 8/15/42	101	108
Pool #AB2891,
3.00%, 9/15/42	139	147
Pool #AD8781,
3.00%, 3/15/43	251	274
Pool #AD9016,
3.00%, 4/15/43	253	267
Pool #AL1763,
3.50%, 1/15/45	139	151
		15,430
Government National Mortgage Association II – 6.1%
Pool #3570,
6.00%, 6/20/34	34	40
Pool #3665,
5.50%, 1/20/35	93	109
Pool #3852,
6.00%, 5/20/36	15	18
Pool #3879,
6.00%, 7/20/36	44	51
Pool #3910,
6.00%, 10/20/36	22	26
Pool #3994,
5.00%, 6/20/37	15	17
Pool #4018,
6.50%, 8/20/37	56	65
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Government National Mortgage Association II – 6.1%continued
Pool #4026,
5.00%, 9/20/37	$21	$24
Pool #4027,
5.50%, 9/20/37	10	11
Pool #4040,
6.50%, 10/20/37	12	14
Pool #4098,
5.50%, 3/20/38	69	81
Pool #4116,
6.50%, 4/20/38	27	31
Pool #4170,
6.00%, 6/20/38	53	62
Pool #4194,
5.50%, 7/20/38	120	136
Pool #4243,
5.00%, 9/20/38	29	33
Pool #4244,
5.50%, 9/20/38	33	39
Pool #4245,
6.00%, 9/20/38	19	22
Pool #4269,
6.50%, 10/20/38	26	31
Pool #4290,
5.50%, 11/20/38	23	27
Pool #4344,
6.00%, 1/20/39	42	48
Pool #4345,
6.50%, 1/20/39	29	34
Pool #4425,
5.50%, 4/20/39	75	87
Pool #4559,
5.00%, 10/20/39	154	176
Pool #4561,
6.00%, 10/20/39	92	106
Pool #4617,
4.50%, 1/20/40	47	52
Pool #4619,
5.50%, 1/20/40	168	195
Pool #4713,
4.50%, 6/20/40	134	149
Pool #4747,
5.00%, 7/20/40	118	135

NORTHERN FUNDS QUARTERLY REPORT     69    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Government National Mortgage Association II – 6.1%continued
Pool #4881,
3.50%, 12/20/40	$523	$565
Pool #4882,
4.00%, 12/20/40	1,162	1,285
Pool #4923,
4.50%, 1/20/41	117	132
Pool #5050,
4.00%, 5/20/26	80	85
Pool #5081,
4.00%, 6/20/41	188	208
Pool #5082,
4.50%, 6/20/41	191	212
Pool #5083,
5.00%, 6/20/41	788	901
Pool #5114,
4.00%, 7/20/41	730	806
Pool #5141,
5.00%, 8/20/41	105	120
Pool #5175,
4.50%, 9/20/41	109	121
Pool #5176,
5.00%, 9/20/41	517	592
Pool #5202,
3.50%, 10/20/41	297	323
Pool #5203,
4.00%, 10/20/41	183	202
Pool #5232,
3.50%, 11/20/41	571	624
Pool #5264,
5.50%, 12/20/41	13	16
Pool #5280,
4.00%, 1/20/42	207	225
Pool #5304,
3.50%, 2/20/42	211	230
Pool #5317,
5.50%, 2/20/42	93	109
Pool #5326,
3.00%, 3/20/27	226	238
Pool #5331,
3.50%, 3/20/42	336	366
Pool #626951,
3.00%, 6/20/45	601	675
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Government National Mortgage Association II – 6.1%continued
Pool #737602,
4.00%, 11/20/40	$260	$290
Pool #752757,
4.50%, 11/20/40	307	341
Pool #755677,
4.00%, 12/20/40	187	207
Pool #766711,
4.00%, 5/20/42	822	912
Pool #782433,
6.00%, 10/20/38	76	88
Pool #783976,
3.50%, 4/20/43	2,487	2,711
Pool #784345,
3.50%, 7/20/47	697	770
Pool #AA5970,
3.00%, 1/20/43	882	952
Pool #AA6054,
3.00%, 2/20/43	1,330	1,451
Pool #AA6149,
3.00%, 3/20/43	880	951
Pool #AA6160,
3.50%, 3/20/43	289	318
Pool #AA6243,
3.50%, 4/20/43	119	132
Pool #AB9443,
3.50%, 11/20/42	420	453
Pool #AD1755,
3.50%, 2/20/43	516	571
Pool #AD8825,
3.50%, 3/20/43	298	331
Pool #AF5097,
4.00%, 8/20/43	805	893
Pool #AJ0645,
3.50%, 7/20/44	234	255
Pool #AJ0789,
3.50%, 8/20/45	2,052	2,271
Pool #AJ3643,
4.00%, 10/20/44	646	717
Pool #AK6867,
3.50%, 1/20/45	1,437	1,590
Pool #AO7525,
3.50%, 8/20/45	1,564	1,731

FIXED INCOME INDEX FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Government National Mortgage Association II – 6.1%continued
Pool #AO7682,
4.00%, 8/20/45	$590	$639
Pool #BB6965,
3.50%, 7/20/47	402	445
Pool #BE9902,
4.50%, 6/20/48	609	661
Pool #MA0006,
2.50%, 4/20/27	87	91
Pool #MA0022,
3.50%, 4/20/42	337	367
Pool #MA0088,
3.50%, 5/20/42	758	825
Pool #MA0220,
3.50%, 7/20/42	394	430
Pool #MA0318,
3.50%, 8/20/42	734	800
Pool #MA0321,
5.00%, 8/20/42	173	197
Pool #MA0391,
3.00%, 9/20/42	1,626	1,737
Pool #MA0392,
3.50%, 9/20/42	325	354
Pool #MA0698,
3.00%, 1/20/43	386	414
Pool #MA0826,
3.00%, 3/20/28	105	110
Pool #MA0850,
2.50%, 3/20/43	150	160
Pool #MA0851,
3.00%, 3/20/43	564	602
Pool #MA0852,
3.50%, 3/20/43	667	726
Pool #MA0933,
3.00%, 4/20/43	686	733
Pool #MA0934,
3.50%, 4/20/43	225	245
Pool #MA1011,
3.00%, 5/20/43	660	705
Pool #MA1012,
3.50%, 5/20/43	598	653
Pool #MA1064,
2.50%, 6/20/28	342	357
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Government National Mortgage Association II – 6.1%continued
Pool #MA1089,
3.00%, 6/20/43	$703	$751
Pool #MA1224,
3.50%, 8/20/43	508	553
Pool #MA1285,
3.50%, 9/20/43	296	323
Pool #MA1839,
4.00%, 4/20/44	161	178
Pool #MA1920,
4.00%, 5/20/44	173	191
Pool #MA2224,
4.00%, 9/20/44	947	1,045
Pool #MA2444,
3.00%, 12/20/44	123	131
Pool #MA2521,
3.50%, 1/20/45	523	564
Pool #MA2522,
4.00%, 1/20/45	200	221
Pool #MA2677,
3.00%, 3/20/45	268	286
Pool #MA2753,
3.00%, 4/20/45	713	760
Pool #MA2754,
3.50%, 4/20/45	291	312
Pool #MA2891,
3.00%, 6/20/45	799	856
Pool #MA2892,
3.50%, 6/20/45	270	291
Pool #MA2935,
3.00%, 7/20/30	462	486
Pool #MA2960,
3.00%, 7/20/45	640	682
Pool #MA3034,
3.50%, 8/20/45	787	848
Pool #MA3104,
3.00%, 9/20/45	869	925
Pool #MA3106,
4.00%, 9/20/45	694	762
Pool #MA3172,
3.00%, 10/20/45	168	179
Pool #MA3173,
3.50%, 10/20/45	3,320	3,613

NORTHERN FUNDS QUARTERLY REPORT     71    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Government National Mortgage Association II – 6.1%continued
Pool #MA3174,
4.00%, 10/20/45	$379	$417
Pool #MA3244,
3.50%, 11/20/45	602	648
Pool #MA3245,
4.00%, 11/20/45	1,383	1,518
Pool #MA3310,
3.50%, 12/20/45	1,310	1,410
Pool #MA3378,
4.50%, 1/20/46	784	873
Pool #MA3521,
3.50%, 3/20/46	1,165	1,258
Pool #MA3522,
4.00%, 3/20/46	316	347
Pool #MA3596,
3.00%, 4/20/46	687	732
Pool #MA3597,
3.50%, 4/20/46	1,184	1,280
Pool #MA3662,
3.00%, 5/20/46	1,127	1,201
Pool #MA3663,
3.50%, 5/20/46	717	777
Pool #MA3664,
4.00%, 5/20/46	307	335
Pool #MA3735,
3.00%, 6/20/46	1,360	1,449
Pool #MA3736,
3.50%, 6/20/46	941	1,023
Pool #MA3777,
2.50%, 7/20/31	116	121
Pool #MA3778,
3.00%, 7/20/31	151	158
Pool #MA3802,
3.00%, 7/20/46	1,610	1,716
Pool #MA3803,
3.50%, 7/20/46	1,399	1,511
Pool #MA3873,
3.00%, 8/20/46	615	655
Pool #MA3874,
3.50%, 8/20/46	649	701
Pool #MA3912,
2.50%, 9/20/31	166	173
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Government National Mortgage Association II – 6.1%continued
Pool #MA3936,
3.00%, 9/20/46	$1,416	$1,509
Pool #MA3937,
3.50%, 9/20/46	1,963	2,116
Pool #MA4002,
2.50%, 10/20/46	97	103
Pool #MA4003,
3.00%, 10/20/46	930	991
Pool #MA4067,
2.50%, 11/20/46	749	796
Pool #MA4068,
3.00%, 11/20/46	4,423	4,714
Pool #MA4101,
2.50%, 12/20/31	90	94
Pool #MA4125,
2.50%, 12/20/46	51	55
Pool #MA4196,
3.50%, 1/20/47	969	1,041
Pool #MA4322,
4.00%, 3/20/47	423	457
Pool #MA4382,
3.50%, 4/20/47	328	351
Pool #MA4509,
3.00%, 6/20/47	1,453	1,544
Pool #MA4512,
4.50%, 6/20/47	589	640
Pool #MA4624,
3.00%, 8/20/32	130	137
Pool #MA4652,
3.50%, 8/20/47	1,403	1,503
Pool #MA4718,
3.00%, 9/20/47	3,476	3,684
Pool #MA4719,
3.50%, 9/20/47	2,254	2,433
Pool #MA4778,
3.50%, 10/20/47	1,414	1,519
Pool #MA4838,
4.00%, 11/20/47	206	223
Pool #MA4900,
3.50%, 12/20/47	1,421	1,520
Pool #MA4901,
4.00%, 12/20/47	2,843	3,066

FIXED INCOME INDEX FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Government National Mortgage Association II – 6.1%continued
Pool #MA4962,
3.50%, 1/20/48	$1,362	$1,464
Pool #MA4963,
4.00%, 1/20/48	522	564
Pool #MA5021,
4.50%, 2/20/48	749	815
Pool #MA5077,
3.50%, 3/20/48	1,537	1,642
Pool #MA5137,
4.00%, 4/20/48	247	265
Pool #MA5191,
3.50%, 5/20/48	877	938
Pool #MA5264,
4.00%, 6/20/48	594	639
Pool #MA5265,
4.50%, 6/20/48	641	694
Pool #MA5266,
5.00%, 6/20/48	807	882
Pool #MA5330,
4.00%, 7/20/48	774	833
Pool #MA5331,
4.50%, 7/20/48	1,296	1,403
Pool #MA5398,
4.00%, 8/20/48	536	577
Pool #MA5399,
4.50%, 8/20/48	609	660
Pool #MA5466,
4.00%, 9/20/48	1,290	1,389
Pool #MA5467,
4.50%, 9/20/48	729	789
Pool #MA5528,
4.00%, 10/20/48	753	811
Pool #MA5529,
4.50%, 10/20/48	739	800
Pool #MA5564,
3.50%, 11/20/33	329	350
Pool #MA5595,
4.00%, 11/20/48	261	280
Pool #MA5653,
5.00%, 12/20/48	1,066	1,166
Pool #MA5818,
4.50%, 3/20/49	776	839
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Government National Mortgage Association II – 6.1%continued
Pool #MA5931,
4.00%, 5/20/49	$1,598	$1,709
Pool #MA5985,
3.50%, 6/20/49	1,507	1,598
Pool #MA6040,
4.00%, 7/20/49	1,906	2,037
Pool #MA6217,
2.50%, 10/20/49	560	593
Pool #MA6218,
3.00%, 10/20/49	6,438	6,734
Pool #MA6282,
2.50%, 11/20/49	1,501	1,589
Pool #MA6283,
3.00%, 11/20/49	3,384	3,550
Pool #MA6310,
3.00%, 12/20/34	141	148
Pool #MA6337,
2.50%, 12/20/49	450	477
Pool #MA6338,
3.00%, 12/20/49	5,081	5,315
Pool #MA6339,
3.50%, 12/20/49	3,209	3,401
Pool #MA6408,
2.50%, 1/20/50	1,178	1,247
Pool #MA6409,
3.00%, 1/20/50	1,455	1,527
Pool #MA6410,
3.50%, 1/20/50	3,356	3,559
Pool #MA6655,
2.50%, 5/20/50	859	909
Pool #MA6709,
2.50%, 6/20/50	3,801	4,025
Pool #MA6765,
2.50%, 7/20/50	4,026	4,265
Pool #MA6819,
2.50%, 8/20/50	2,061	2,183
Pool #MA6820,
3.00%, 8/20/50	1,972	2,073
Pool #MA6865,
2.50%, 9/20/50	5,963	6,317
Pool #MA6866,
3.00%, 9/20/50	11,835	12,455

NORTHERN FUNDS QUARTERLY REPORT     73    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.4% (11)continued
Government National Mortgage Association II – 6.1%continued
Pool #MA6930,
2.00%, 10/20/50	$1,789	$1,872
Pool #MA6931,
2.50%, 10/20/50	4,678	4,956
Pool #MA6994,
2.00%, 11/20/50	2,294	2,401
Pool #MA6995,
2.50%, 11/20/50	4,264	4,518
Pool #MA7051,
2.00%, 12/20/50	3,000	3,139
Pool #MA7052,
2.50%, 12/20/50	2,500	2,649
Pool #MA7135,
1/20/51(13)	3,700	3,872
Pool #MA7136,
1/20/51(13)	2,700	2,862
		209,576
Tennessee Valley Authority – 0.1%
5.25%, 9/15/39	1,650	2,479
Total U.S. Government Agencies
(Cost $984,613)		1,017,123

U.S. GOVERNMENT OBLIGATIONS – 36.7%
U.S. Treasury Bonds – 7.3%
7.63%, 2/15/25	5,000	6,508
4.50%, 2/15/36	1,000	1,468
4.38%, 2/15/38	1,000	1,487
4.50%, 8/15/39	2,000	3,060
4.38%, 11/15/39	2,000	3,024
4.63%, 2/15/40	2,000	3,118
4.38%, 5/15/40	2,000	3,035
3.75%, 8/15/41	4,000	5,684
3.13%, 2/15/42	2,000	2,622
2.75%, 8/15/42	3,000	3,719
2.75%, 11/15/42	4,000	4,956
3.63%, 2/15/44	5,000	7,080
3.38%, 5/15/44	6,000	8,205
3.13%, 8/15/44	5,500	7,254
3.00%, 11/15/44	7,000	9,060
2.50%, 2/15/45	6,000	7,155
3.00%, 5/15/45	6,000	7,785
3.00%, 11/15/45	5,000	6,507
2.50%, 2/15/46	3,000	3,584
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 36.7% continued
U.S. Treasury Bonds – 7.3%continued
2.50%, 5/15/46	$8,000	$9,557
2.25%, 8/15/46	5,000	5,707
2.88%, 11/15/46	5,000	6,388
3.00%, 5/15/47	8,000	10,477
2.75%, 8/15/47	7,000	8,776
2.75%, 11/15/47	8,000	10,039
3.00%, 2/15/48	8,000	10,502
3.13%, 5/15/48	5,000	6,712
3.00%, 8/15/48	10,000	13,155
3.00%, 2/15/49	13,000	17,148
2.88%, 5/15/49	11,000	14,202
2.25%, 8/15/49	5,000	5,722
2.38%, 11/15/49	7,070	8,305
2.00%, 2/15/50	8,000	8,689
1.25%, 5/15/50	9,000	8,165
1.38%, 8/15/50	10,000	9,366
1.63%, 11/15/50	4,000	3,985
		252,206
U.S. Treasury Notes – 29.4%
1.88%, 1/31/22	25,000	25,473
2.50%, 2/15/22	25,000	25,665
1.13%, 2/28/22	25,000	25,295
1.88%, 3/31/22	10,000	10,219
1.88%, 4/30/22	20,000	20,466
1.75%, 6/30/22	50,000	51,217
1.63%, 8/15/22	5,000	5,121
0.13%, 8/31/22	20,000	20,002
1.75%, 9/30/22	10,000	10,282
1.88%, 10/31/22	10,000	10,319
0.13%, 11/30/22	10,000	10,001
2.00%, 11/30/22	10,000	10,358
0.13%, 12/31/22	25,000	25,003
2.13%, 12/31/22	10,000	10,398
1.50%, 2/28/23	10,000	10,294
2.63%, 2/28/23	20,000	21,073
1.63%, 4/30/23	10,000	10,345
2.75%, 4/30/23	15,000	15,907
0.13%, 5/15/23	60,000	59,984
2.75%, 5/31/23	23,000	24,441
2.63%, 6/30/23	5,000	5,308
0.13%, 8/15/23	10,000	9,994
2.75%, 8/31/23	25,000	26,722
2.88%, 10/31/23	10,000	10,765

FIXED INCOME INDEX FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 36.7% continued
U.S. Treasury Notes – 29.4%continued
2.75%, 11/15/23	$5,000	$5,371
2.63%, 12/31/23	5,000	5,367
2.38%, 2/29/24	20,000	21,379
2.50%, 5/15/24	20,000	21,551
2.00%, 5/31/24	5,000	5,306
2.00%, 6/30/24	25,000	26,563
2.38%, 8/15/24	10,000	10,778
1.50%, 9/30/24	5,000	5,236
1.50%, 10/31/24	10,000	10,481
2.25%, 11/15/24	10,000	10,773
1.50%, 11/30/24	15,000	15,729
1.38%, 1/31/25	10,000	10,450
2.75%, 2/28/25	15,000	16,533
0.38%, 4/30/25	40,000	40,145
2.13%, 5/15/25	10,000	10,793
0.25%, 6/30/25	15,000	14,962
2.75%, 6/30/25	5,000	5,544
0.25%, 7/31/25	15,000	14,956
0.25%, 8/31/25	10,000	9,968
3.00%, 9/30/25	10,000	11,253
2.63%, 12/31/25	10,000	11,121
1.63%, 2/15/26	10,000	10,636
1.63%, 5/15/26	10,000	10,648
1.50%, 8/15/26	10,000	10,589
1.63%, 9/30/26	10,000	10,661
2.00%, 11/15/26	10,000	10,884
1.75%, 12/31/26	10,000	10,746
2.25%, 2/15/27	10,000	11,053
1.13%, 2/28/27	10,000	10,370
0.50%, 4/30/27	10,000	9,975
0.50%, 5/31/27	10,000	9,965
2.25%, 8/15/27	10,000	11,088
0.50%, 8/31/27	10,000	9,939
0.50%, 10/31/27	10,000	9,922
2.25%, 11/15/27	10,000	11,104
2.75%, 2/15/28	10,000	11,468
2.88%, 5/15/28	10,000	11,586
2.88%, 8/15/28	10,000	11,616
3.13%, 11/15/28	10,000	11,840
2.63%, 2/15/29	10,000	11,480
2.38%, 5/15/29	10,000	11,302
1.75%, 11/15/29	10,000	10,807
1.50%, 2/15/30	10,000	10,579
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 36.7% continued
U.S. Treasury Notes – 29.4%continued
0.63%, 5/15/30	$20,000	$19,553
0.88%, 11/15/30	18,378	18,318
		1,015,040
Total U.S. Government Obligations
(Cost $1,190,409)		1,267,246

MUNICIPAL BONDS – 0.6%
Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	153
California – 0.3%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	275
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	277
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	920	1,519
7.63%, 3/1/40	405	703
7.60%, 11/1/40	400	723
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	1,027
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	451
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	269
Los Angeles Department of Airports Direct Pay Revenue Bonds, Build America Bonds,
6.58%, 5/15/39	250	339

NORTHERN FUNDS QUARTERLY REPORT     75    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
California – 0.3%continued
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,
6.76%, 7/1/34	$290	$436
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	473
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	156
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	129
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	218
University of California Taxable General Revenue Bonds, Series AD,
4.86%, 5/15/12(9)	1,000	1,435
		8,430
Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	419
District of Columbia – 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	41
Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	99	153
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	68	103
7.06%, 4/1/57	295	427
		683
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
Illinois – 0.0%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	$300	$434
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	195
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	758
		1,387
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	321
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	145
		466
Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	133
Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	332
New Jersey – 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	276
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	210
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	201
		687

FIXED INCOME INDEX FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	$75	$120
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.69%, 11/15/40	100	131
6.81%, 11/15/40	60	80
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	307
5.72%, 6/15/42	250	384
New York City Transitional Finance Authority Future Tax Secured Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	300	391
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	141
5.85%, 6/1/40	85	128
New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds,
5.60%, 3/15/40	250	349
New York State Dormitory Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance,
5.63%, 3/15/39	75	101
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	100	129
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	502
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	287
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
New York – 0.1%continued
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	$250	$348
		3,398
Ohio – 0.1%
American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	296
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	563
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	263
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(6)	200	291
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund,
4.88%, 12/1/34	90	110
		1,523
Oregon – 0.0%
Oregon State Department of Transportation Highway Subordinate Lien User Taxable Revenue Bonds, Series A, Build America Bonds,
5.83%, 11/15/34	200	290
Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	242
Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	152

NORTHERN FUNDS QUARTERLY REPORT     77    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	$180	$256
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.) ,
6.45%, 2/15/35	200	203
Houston Pension Taxable G.O. Limited Refunding Bonds, Series A,
6.29%, 3/1/32	260	330
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	217
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	303
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	297
Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	387
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	137
		2,130
Utah – 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	103
Virginia – 0.0%
University of Virginia University Taxable Revenue Refunding Bonds,
2.26%, 9/1/50	1,000	990
Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	117
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	131
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
Washington – 0.0%continued
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	$100	$140
		388
Total Municipal Bonds
(Cost $16,093)		21,947

	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(14) (15)	50,000	$—
Total Other
(Cost $39)		—

INVESTMENT COMPANIES – 2.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(16) (17)	91,412,328	91,412
Total Investment Companies
(Cost $91,412)		91,412

Total Investments – 101.9%
(Cost $3,297,241)		3,519,613
Liabilities less Other Assets – (1.9%)		(64,071)
NET ASSETS – 100.0%		$3,455,542

(1)	Restricted security.
(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(3)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(6)	Century bond maturing in 2111.
(7)	Century bond maturing in 2114.
(8)	Century bond maturing in 2116.
(9)	Century bond maturing in 2112.
(10)	Zero coupon bond.
(11)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(12)	Principal Amount and Value rounds to less than one thousand.
(13)	When-Issued Security. Coupon rate is not in effect at December 31, 2020.

FIXED INCOME INDEX FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
(14)	Issuer has defaulted on terms of debt obligation.
(15)	Level 3 asset that is worthless, bankrupt or has been delisted.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of December 31, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

PSF - Permanent School Fund

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$56,253	$—	$56,253
Corporate Bonds(1)	—	812,138	—	812,138
Foreign Issuer Bonds(1)	—	253,494	—	253,494
U.S. Government Agencies(1)	—	1,017,123	—	1,017,123
U.S. Government Obligations(1)	—	1,267,246	—	1,267,246
Municipal Bonds(1)	—	21,947	—	21,947
Investment Companies	91,412	—	—	91,412
Total Investments	$91,412	$3,428,201	$—	$3,519,613

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$64,483	$756,990	$730,061	$43	$91,412	91,412,328
NORTHERN FUNDS QUARTERLY REPORT     79    FIXED INCOME INDEX FUNDS

Schedule of Investments
U.S. TREASURY INDEX FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 99.5%
U.S. Treasury Bonds – 21.7%
6.00%, 2/15/26	$10	$13
6.50%, 11/15/26	75	101
6.38%, 8/15/27	65	90
6.13%, 11/15/27	75	103
5.50%, 8/15/28	50	68
5.25%, 11/15/28	100	135
6.13%, 8/15/29	50	73
6.25%, 5/15/30	75	112
5.38%, 2/15/31	100	144
4.50%, 2/15/36	110	161
4.75%, 2/15/37	25	38
5.00%, 5/15/37	50	78
4.38%, 2/15/38	50	74
4.50%, 5/15/38	95	144
3.50%, 2/15/39	100	136
4.25%, 5/15/39	100	148
4.50%, 8/15/39	200	306
4.38%, 11/15/39	200	302
4.63%, 2/15/40	185	288
1.13%, 5/15/40	700	665
4.38%, 5/15/40	190	288
1.13%, 8/15/40	950	899
3.88%, 8/15/40	150	215
1.38%, 11/15/40	250	247
4.25%, 11/15/40	280	421
4.75%, 2/15/41	145	232
4.38%, 5/15/41	140	215
3.75%, 8/15/41	150	213
3.13%, 11/15/41	145	190
3.13%, 2/15/42	200	262
3.00%, 5/15/42	155	199
2.75%, 8/15/42	230	285
2.75%, 11/15/42	315	390
3.13%, 2/15/43	305	400
2.88%, 5/15/43	375	474
3.63%, 8/15/43	350	494
3.75%, 11/15/43	330	475
3.63%, 2/15/44	400	566
3.38%, 5/15/44	350	479
3.13%, 8/15/44	425	561
3.00%, 11/15/44	355	459
2.50%, 2/15/45	450	537
3.00%, 5/15/45	325	422
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.5% continued
U.S. Treasury Bonds – 21.7%continued
2.88%, 8/15/45	$375	$477
3.00%, 11/15/45	130	169
2.50%, 2/15/46	400	478
2.50%, 5/15/46	450	538
2.25%, 8/15/46	425	485
2.88%, 11/15/46	400	511
3.00%, 2/15/47	400	523
3.00%, 5/15/47	250	327
2.75%, 8/15/47	500	627
2.75%, 11/15/47	350	439
3.00%, 2/15/48	490	643
3.13%, 5/15/48	325	436
3.00%, 8/15/48	600	789
3.38%, 11/15/48	600	843
3.00%, 2/15/49	550	726
2.88%, 5/15/49	600	775
2.25%, 8/15/49	600	687
2.38%, 11/15/49	575	676
2.00%, 2/15/50	665	722
1.25%, 5/15/50	800	726
1.38%, 8/15/50	750	702
1.63%, 11/15/50	750	747
		25,148
U.S. Treasury Notes – 77.8%
2.50%, 1/15/22	250	256
1.38%, 1/31/22	700	709
1.50%, 1/31/22	250	254
1.88%, 1/31/22	300	306
2.00%, 2/15/22	325	332
2.50%, 2/15/22	275	282
1.13%, 2/28/22	800	809
1.75%, 2/28/22	250	255
1.88%, 2/28/22	150	153
2.38%, 3/15/22	300	308
0.38%, 3/31/22	850	853
1.75%, 3/31/22	260	265
1.88%, 3/31/22	300	307
2.25%, 4/15/22	380	390
0.13%, 4/30/22	700	700
1.75%, 4/30/22	300	307
1.88%, 4/30/22	250	256
1.75%, 5/15/22	275	281
2.13%, 5/15/22	250	257

FIXED INCOME INDEX FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.5% continued
U.S. Treasury Notes – 77.8%continued
0.13%, 5/31/22	$500	$500
1.75%, 5/31/22	250	256
1.88%, 5/31/22	300	307
1.75%, 6/15/22	400	409
0.13%, 6/30/22	850	850
1.75%, 6/30/22	250	256
2.13%, 6/30/22	200	206
1.75%, 7/15/22	250	256
0.13%, 7/31/22	650	650
1.88%, 7/31/22	400	411
2.00%, 7/31/22	200	206
1.50%, 8/15/22	200	204
1.63%, 8/15/22	250	256
0.13%, 8/31/22	950	950
1.63%, 8/31/22	350	359
1.88%, 8/31/22	275	283
1.50%, 9/15/22	395	404
0.13%, 9/30/22	700	700
1.75%, 9/30/22	295	303
1.88%, 9/30/22	300	309
1.38%, 10/15/22	350	358
0.13%, 10/31/22	700	700
1.88%, 10/31/22	225	232
2.00%, 10/31/22	300	310
1.63%, 11/15/22	755	776
0.13%, 11/30/22	750	750
2.00%, 11/30/22	700	725
1.63%, 12/15/22	600	618
0.13%, 12/31/22	500	500
2.13%, 12/31/22	525	546
1.50%, 1/15/23	400	411
1.75%, 1/31/23	275	284
2.38%, 1/31/23	250	262
1.38%, 2/15/23	550	565
2.00%, 2/15/23	475	494
1.50%, 2/28/23	250	257
2.63%, 2/28/23	350	369
0.50%, 3/15/23	650	655
1.50%, 3/31/23	200	206
2.50%, 3/31/23	350	369
0.25%, 4/15/23	485	486
1.63%, 4/30/23	175	181
2.75%, 4/30/23	350	371
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.5% continued
U.S. Treasury Notes – 77.8%continued
0.13%, 5/15/23	$600	$600
1.75%, 5/15/23	525	545
1.63%, 5/31/23	200	207
2.75%, 5/31/23	350	372
0.25%, 6/15/23	485	486
1.38%, 6/30/23	250	258
2.63%, 6/30/23	375	398
0.13%, 7/15/23	490	490
1.25%, 7/31/23	500	514
2.75%, 7/31/23	375	400
0.13%, 8/15/23	750	750
2.50%, 8/15/23	300	318
1.38%, 8/31/23	250	258
2.75%, 8/31/23	350	374
0.13%, 9/15/23	580	580
1.38%, 9/30/23	250	258
2.88%, 9/30/23	380	408
0.13%, 10/15/23	585	585
1.63%, 10/31/23	300	313
2.88%, 10/31/23	350	377
0.25%, 11/15/23	750	752
2.75%, 11/15/23	850	913
2.13%, 11/30/23	300	317
2.88%, 11/30/23	400	431
0.13%, 12/15/23	750	749
2.25%, 12/31/23	250	266
2.63%, 12/31/23	400	429
2.25%, 1/31/24	300	319
2.50%, 1/31/24	250	268
2.75%, 2/15/24	550	594
2.13%, 2/29/24	300	318
2.38%, 2/29/24	300	321
2.13%, 3/31/24	600	637
2.00%, 4/30/24	250	265
2.25%, 4/30/24	300	320
2.50%, 5/15/24	575	620
2.00%, 5/31/24	550	584
1.75%, 6/30/24	425	448
2.00%, 6/30/24	300	319
1.75%, 7/31/24	250	264
2.13%, 7/31/24	250	267
2.38%, 8/15/24	525	566
1.25%, 8/31/24	400	415

NORTHERN FUNDS QUARTERLY REPORT     81    FIXED INCOME INDEX FUNDS

Schedule of Investments
U.S. TREASURY INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.5% continued
U.S. Treasury Notes – 77.8%continued
1.88%, 8/31/24	$250	$265
1.50%, 9/30/24	400	419
2.13%, 9/30/24	300	321
1.50%, 10/31/24	450	472
2.25%, 10/31/24	300	323
2.25%, 11/15/24	550	593
1.50%, 11/30/24	300	315
2.13%, 11/30/24	200	215
1.75%, 12/31/24	400	424
2.25%, 12/31/24	250	270
1.38%, 1/31/25	900	941
2.50%, 1/31/25	200	218
2.00%, 2/15/25	625	669
1.13%, 2/28/25	850	880
2.75%, 2/28/25	215	237
0.50%, 3/31/25	950	959
2.63%, 3/31/25	300	330
0.38%, 4/30/25	1,050	1,054
2.88%, 4/30/25	300	333
2.13%, 5/15/25	550	594
0.25%, 5/31/25	550	549
2.88%, 5/31/25	325	362
0.25%, 6/30/25	400	399
2.75%, 6/30/25	250	277
0.25%, 7/31/25	350	349
2.88%, 7/31/25	225	251
2.00%, 8/15/25	550	592
0.25%, 8/31/25	900	897
2.75%, 8/31/25	300	334
0.25%, 9/30/25	950	946
3.00%, 9/30/25	300	338
0.25%, 10/31/25	750	747
3.00%, 10/31/25	200	225
2.25%, 11/15/25	645	704
0.38%, 11/30/25	955	956
2.88%, 11/30/25	300	337
0.38%, 12/31/25	400	400
2.63%, 12/31/25	300	334
2.63%, 1/31/26	150	167
1.63%, 2/15/26	700	745
2.50%, 2/28/26	350	388
2.25%, 3/31/26	350	384
2.38%, 4/30/26	225	248
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.5% continued
U.S. Treasury Notes – 77.8%continued
1.63%, 5/15/26	$650	$692
2.13%, 5/31/26	175	191
1.88%, 6/30/26	325	351
1.88%, 7/31/26	300	324
1.50%, 8/15/26	520	551
1.38%, 8/31/26	350	368
1.63%, 9/30/26	250	267
1.63%, 10/31/26	300	320
2.00%, 11/15/26	500	544
1.63%, 11/30/26	350	373
1.75%, 12/31/26	300	322
1.50%, 1/31/27	375	397
2.25%, 2/15/27	510	564
1.13%, 2/28/27	900	933
0.63%, 3/31/27	830	835
0.50%, 4/30/27	875	873
2.38%, 5/15/27	500	558
0.50%, 5/31/27	800	797
0.50%, 6/30/27	650	647
0.38%, 7/31/27	500	493
2.25%, 8/15/27	500	554
0.50%, 8/31/27	900	895
0.38%, 9/30/27	500	492
0.50%, 10/31/27	650	645
2.25%, 11/15/27	550	611
0.63%, 11/30/27	750	750
0.63%, 12/31/27	450	450
2.75%, 2/15/28	550	631
2.88%, 5/15/28	625	724
2.88%, 8/15/28	590	685
3.13%, 11/15/28	675	799
2.63%, 2/15/29	600	689
2.38%, 5/15/29	600	678
1.63%, 8/15/29	700	749
1.75%, 11/15/29	625	675
1.50%, 2/15/30	925	979
0.63%, 5/15/30	1,150	1,124
0.63%, 8/15/30	1,400	1,365
0.88%, 11/15/30	775	772
		90,081
Total U.S. Government Obligations
(Cost $108,721)		115,229

FIXED INCOME INDEX FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	42,324	$42
Total Investment Companies
(Cost $42)		42

Total Investments – 99.5%
(Cost $108,763)		115,271
Other Assets less Liabilities – 0.5%		595
NET ASSETS – 100.0%		$115,866

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2020 is disclosed.
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$—	$115,229	$—	$115,229
Investment Companies	42	—	—	42
Total Investments	$42	$115,229	$—	$115,271

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,481	$40,953	$42,392	$—*	$42	42,324

*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT     83    FIXED INCOME INDEX FUNDS